UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08004

Aston Funds

(Exact name of registrant as specified in charter)

120 North LaSalle Street, 25th Floor

Chicago, IL 60602

(Address of principal executive offices) (Zip code)

Kenneth C. Anderson, President

Aston Funds

120 North LaSalle Street, 25th Floor

Chicago, IL 60602

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 268-1400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Aston Funds

Semi Annual Report 2012

April 30, 2012

Class N, I & R Shares

Equity

Fixed Income

Alternative

International

Sector

Balanced

This Privacy Statement is not part of the Semi Annual Report

PRIVACY STATEMENT

At Aston Funds, we appreciate the privacy concerns and expectations of our customers and we have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

•	Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

•	Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

•	Information we collect through the use of Internet “cookies” when you access our website. Cookies are software files we use to track which of our sites you visit.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

•	Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

•	Companies that provide services for us to help market our products to you; and

•	Governmental or other legal agencies, as required by law

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

We restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our Web site. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our Web site.

APPLICABILITY

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, the Funds consider you to be their customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

Aston Funds values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 800-992-8151 if you have any questions concerning our policy, or visit us at www.astonfunds.com for additional copies of this policy.

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Aston Funds

Large Cap Funds

ASTON/Montag & Caldwell Growth Fund

ASTON/Veredus Select Growth Fund

ASTON/TAMRO Diversified Equity Fund

ASTON/Herndon Large Cap Value Fund

ASTON/Cornerstone Large Cap Value Fund

Equity Income Fund

ASTON/River Road Dividend All Cap Value Fund

Mid Cap Funds

ASTON/Fairpointe Mid Cap Fund

ASTON/Montag & Caldwell Mid Cap Growth Fund

ASTON/Cardinal Mid Cap Value Fund

Small Cap Funds

ASTON/Veredus Small Cap Growth Fund

(formerly the ASTON/Veredus Aggressive Growth Fund)

ASTON Small Cap Growth Fund

(formerly the ASTON/Crosswind Small Cap Growth Fund)

ASTON/Silvercrest Small Cap Fund

ASTON/TAMRO Small Cap Fund

ASTON/River Road Select Value Fund

ASTON/River Road Small Cap Value Fund

ASTON/River Road Independent Value Fund

Fixed Income Funds

ASTON/DoubleLine Core Plus Fixed Income Fund

ASTON/TCH Fixed Income Fund

Alternative Funds

ASTON/Lake Partners LASSO Alternatives Fund

ASTON Dynamic Allocation Fund

ASTON/M.D. Sass Enhanced Equity Fund

ASTON/River Road Long-Short Fund

International Funds

ASTON/Neptune International Fund

ASTON/Barings International Fund

Sector Fund

ASTON/Harrison Street Real Estate Fund

Balanced Fund

ASTON/Montag & Caldwell Balanced Fund

This report is submitted for general information to the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus which includes details regarding the funds’ objectives, policies, expenses and other information.

Aston Funds are distributed by Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312

Shareholder Services 800-992-8151 • www.astonfunds.com

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

1

Aston Funds
Performance Summary (unaudited)	As of April 30, 2012

			Average Annual Total Returns
	Class	Six Month Total Return (a)	One Year	Five Year	Ten Year	Since Inception		Total Expense Ratio (b)	Net Expense Ratio (b)	Inception Date
Equity Funds
ASTON/Montag & Caldwell Growth Fund	N	11.27%	6.94%	4.74%	3.96%	8.70%		1.07%	1.07%	11/02/94
	I	11.45	7.22	5.01	4.24	6.90		0.82	0.82	06/28/96
	R	11.15	6.70	4.49	N/A	6.35		1.32	1.32	12/31/02
ASTON/Veredus Select Growth Fund (c)	N	4.92	-15.23	-1.17	3.94	2.79		1.31	1.31	12/31/01
	I	4.93	-15.12	-0.94	N/A	2.10		1.06	1.06	09/11/06
ASTON/TAMRO Diversified Equity Fund (c)	N	11.28	-0.57	2.76	5.66	5.15		1.63	1.21	11/30/00
	I	N/A	N/A	N/A	N/A	1.28	(d)	1.38	0.96	03/02/12
ASTON/Herndon Large Cap Value Fund (c)	N	11.71	4.25	N/A	N/A	11.98		2.39	1.31	03/31/10
	I	11.91	4.53	N/A	N/A	8.91		2.14	1.06	03/02/11
ASTON/Cornerstone Large Cap Value Fund(c) (e)	N	9.13	3.60	0.21	5.45	7.27		1.61	1.30	01/04/93
	I	9.16	3.88	0.47	N/A	4.47		1.36	1.05	09/20/05
ASTON/River Road Dividend All Cap Value Fund (c)	N	8.87	3.85	1.84	N/A	6.05		1.15	1.15	06/28/05
	I	9.01	4.11	N/A	N/A	1.62		0.90	0.90	06/28/07
ASTON/Fairpointe Mid Cap Fund	N	8.91	-5.50	4.80	8.73	11.93		1.14	1.14	09/19/94
	I	9.08	-5.26	5.06	N/A	7.70		0.89	0.89	07/06/04
ASTON/Montag & Caldwell Mid Cap Growth Fund (c)(f)	N	11.23	3.45	N/A	N/A	1.77		3.08	1.26	11/02/07
ASTON/Cardinal Mid Cap Value Fund (c)	N	9.46	-2.45	N/A	N/A	0.53		6.23	1.58	11/02/07
ASTON/Veredus Small Cap Growth Fund (c)	N	7.12	-15.72	-0.76	1.86	7.15		1.66	1.50	06/30/98
	I	7.18	-15.56	-0.52	2.13	1.28		1.41	1.25	10/05/01
ASTON Small Cap Growth Fund (c)	N	11.76	-11.75	N/A	N/A	7.38		8.28	1.36	11/03/10
	I	11.84	N/A	N/A	N/A	-10.08	(d)	8.03	1.11	06/01/11
ASTON/Silvercrest Small Cap Fund (c)	N	N/A	N/A	N/A	N/A	10.10	(d)	3.34	1.41	12/27/11
	I	N/A	N/A	N/A	N/A	10.20	(d)	3.09	1.16	12/27/11
ASTON/TAMRO Small Cap Fund (c)	N	10.70	-3.35	3.85	8.58	10.64		1.30	1.30	11/30/00
	I	10.88	-3.12	4.11	N/A	7.72		1.05	1.05	01/04/05
ASTON/River Road Select Value Fund (c)	N	9.94	1.73	0.89	N/A	1.21		1.43	1.43	03/29/07
	I	10.14	2.16	N/A	N/A	0.51		1.18	1.18	06/28/07
ASTON/River Road Small Cap Value Fund	N	9.02	-0.08	-0.94	N/A	5.16		1.52	1.52	06/28/05
	I	9.17	0.15	-0.70	N/A	0.34		1.27	1.27	12/13/06
ASTON/River Road Independent Value Fund(c)	N	2.33	1.20	N/A	N/A	7.42		1.64	1.47	12/31/10
	I	2.52	N/A	N/A	N/A	1.01	(d)	1.39	1.22	06/01/11
Fixed Income Funds
ASTON/DoubleLine Core Plus Fixed Income Fund (c)	N	5.34	N/A	N/A	N/A	10.95	(d)	3.18	0.96	07/18/11
	I	5.48	N/A	N/A	N/A	11.16	(d)	2.93	0.71	07/18/11
ASTON/TCH Fixed Income Fund (c)	N	3.74	6.90	7.01	5.81	6.06		1.15	0.95	12/13/93
	I	3.94	7.23	7.24	6.05	6.47		0.90	0.70	07/31/00

2

Aston Funds
Performance Summary (unaudited)	As of April 30, 2012

			Average Annual Total Returns
	Class	Six Month Total Return (a)	One Year	Five Year	Ten Year	Since Inception		Total Expense Ratio (b)	Net Expense Ratio (b)	Inception Date
Alternative Funds
ASTON/Lake Partners LASSO Alternatives Fund (c)	N	4.74	-1.61	N/A	N/A	4.60		3.07	2.99	03/03/10
	I	4.88	-1.38	N/A	N/A	8.54		2.82	2.74	04/01/09
ASTON/Dynamic Allocation Fund (c)	N	-2.33	-5.69	N/A	N/A	1.28		1.85	1.57	01/10/08
	I	-2.29	-5.46	N/A	N/A	2.95		1.60	1.32	11/02/10
ASTON/M.D. Sass Enhanced Equity Fund (c)	N	4.61	5.00	N/A	N/A	4.13		1.24	1.24	01/15/08
	I	4.84	5.26	N/A	N/A	8.36		0.99	0.99	03/03/10
ASTON/River Road Long-Short Fund (c)	N	5.04	N/A	N/A	N/A	4.20	(d)	8.70	2.75	05/04/11
International Funds
ASTON/Neptune International Fund (c)	N	3.44	-11.74	N/A	N/A	-6.16		7.74	1.28	06/17/08
	I	3.49	-11.57	N/A	N/A	-2.43		7.49	1.03	08/06/07
ASTON/Barings International Fund (c)	N	5.19	-8.28	N/A	N/A	5.63		1.69	1.41	03/03/10
	I	5.33	-8.02	N/A	N/A	-6.58		1.44	1.16	11/02/07
Sector Fund
ASTON/Harrison Street Real Estate Fund (c)	N	15.38	9.52	-0.79	10.35	8.80		1.69	1.37	12/30/97
	I	15.56	9.77	-0.55	N/A	5.17		1.44	1.12	09/20/05
Balanced Fund
ASTON/Montag & Caldwell Balanced Fund (c)	N	7.25	6.14	5.15	4.22	7.62		1.58	1.36	11/02/94
	I	7.31	6.39	5.35	4.43	3.55		1.33	1.11	12/31/98

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For performance data current as of the most recent month-end, please visit our website at www.astonfunds.com

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of fund shares.

(a)	Not annualized.
(b)	The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
(c)	Certain expenses were subsidized. If these subsidies were not in effect, the returns would have been lower. The Adviser is contractually obligated to waive management fees and/or reimburse expenses through February 28, 2013.
(d)	Returns are cumulative since inception and are not annualized.
(e)	Effective February 29, 2012, the voluntary expense limitations were removed and replaced with contractual expense limitations of 1.30% for Class N and 1.05% for Class I.
(f)	Effective February 29, 2012, the voluntary expense limitation was removed and replaced with a contractual expense limitation of 1.25%.

Mid and small company stocks may be subject to a higher degree of market risk because they tend to be more volatile and less liquid. Bond and balanced funds have the same interest rate, high yield, and credit risks associated with the underlying bonds in the portfolio, all of which could reduce a fund’s value. Exchange-Traded funds (ETFs) are securities of other investment companies. An ETF seeks to track the performance of an index by holding all or a sampling, of the securities of that index. ETFs invest in many different areas of the market, each of which may involve its own element of risk. By selling covered call options, a Fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the stock. Sector funds may be subject to a higher degree of market risk because of concentration in a specific industry sector. International investing may include the risk of social and political instability, market illiquidity and currency volatility. Hedged mutual funds use derivative instruments, short selling, leveraging and investing in commodities, commodity-linked instruments and non-U.S. companies that involve significant risks. Real estate funds are non-diversified and may be more susceptible to risk than funds that invest more broadly and may be subject to a higher degree of market risk because of changes in property values of the underlying property and defaults by borrowers.

3

Aston Funds
ASTON/Montag & Caldwell Growth Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS—91.20%
	Consumer Discretionary – 15.82%
300,250	Amazon.com *	$69,627,975
1,438,600	Bed Bath & Beyond *	101,263,054
1,243,000	Las Vegas Sands	68,974,070
1,143,100	McDonald’s	111,395,095
480,000	NIKE, Class B	53,697,600
1,559,800	Omnicom Group	80,033,338
2,855,100	TJX	119,086,221

		604,077,353

	Consumer Staples – 21.79%
2,317,900	Coca-Cola	176,902,128
1,233,300	Colgate-Palmolive	122,022,702
1,323,400	Costco Wholesale	116,684,178
3,887,000	Kraft Foods, Class A	154,974,690
1,574,600	PepsiCo	103,923,600
1,293,500	Procter & Gamble	82,318,340
2,200,000	Unilever (Netherlands)	75,570,000

		832,395,638

	Energy – 6.48%
1,474,300	Cameron International *	75,557,875
974,100	Occidental Petroleum	88,857,402
1,119,000	Schlumberger	82,962,660

		247,377,937

	Healthcare – 14.91%
2,797,500	Abbott Laboratories	173,612,850
1,574,500	Allergan	151,152,000
1,825,600	AmerisourceBergen	67,930,576
1,225,854	Express Scripts *	68,390,395
1,988,000	Stryker	108,485,160

		569,570,981

Shares		Market Value
	Industrials – 6.08%
5,588,300	General Electric	$109,418,914
1,572,500	United Parcel Service, Class B	122,875,150

		232,294,064

	Information Technology – 23.39%
1,476,100	Accenture, Class A (Ireland)	95,872,695
272,000	Apple *	158,913,280
3,445,500	Cisco Systems	69,426,825
1,983,600	eBay *	81,426,780
1,344,100	EMC *	37,917,061
113,100	Google, Class A *	68,451,513
1,807,600	Juniper Networks *	38,736,868
1,927,700	Oracle	56,655,103
2,380,000	Qualcomm	151,939,200
1,089,800	Visa, Class A	134,023,604

		893,362,929

	Materials – 2.73%
1,368,000	Monsanto	104,214,240

	Total Common Stocks (Cost $2,863,206,610)	3,483,293,142

INVESTMENT COMPANY – 5.67%
216,621,763	BlackRock Liquidity Funds TempCash Portfolio	216,621,763

	Total Investment Company (Cost $216,621,763)	216,621,763

Total Investments – 96.87% (Cost $3,079,828,373)**		3,699,914,905

Net Other Assets and Liabilities – 3.13%		119,396,477

Net Assets – 100.00%		$3,819,311,382

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$624,612,750
Gross unrealized depreciation	(4,526,218)

Net unrealized appreciation	$620,086,532

See accompanying Notes to Financial Statements.
4

Aston Funds
ASTON/Veredus Select Growth Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 95.74%
	Consumer Discretionary – 19.94%
54,425	CBS, Class B	$1,815,073
44,250	D.R. Horton	723,488
67,975	Dish Network, Class A	2,173,161
46,300	Lennar, Class A	1,284,362
37,900	Lowe’s	1,192,713
42,025	Mattel	1,412,040
5,525	Ralph Lauren	951,792

		9,552,629

	Consumer Staples – 4.41%
17,225	Estee Lauder, Class A	1,125,653
14,050	Herbalife (Cayman)	987,996

		2,113,649

	Financials – 14.54%
27,975	American Express	1,684,374
100,000	Blackstone Group	1,356,000
32,550	Comerica	1,042,251
114,525	Fifth Third Bancorp	1,629,691
10,900	Goldman Sachs Group	1,255,135

		6,967,451

	Healthcare – 17.37%
9,925	Biogen Idec *	1,330,049
61,625	HCA Holdings	1,658,945
45,025	Hologic *	860,878
14,225	Humana	1,147,673
23,225	Illumina *	1,034,209
1,850	Intuitive Surgical *	1,069,670
19,400	Zimmer Holdings	1,220,842

		8,322,266

Shares		Market Value
	Industrials – 10.20%
15,875	BE Aerospace *	$746,601
13,950	Fluor	805,613
7,875	Hubbell, Class B	631,890
58,450	Quanta Services *	1,292,914
64,425	United Continental Holdings *	1,412,196

		4,889,214

	Information Technology – 28.53%
19,025	Accenture, Class A (Ireland)	1,235,674
2,100	Apple *	1,226,904
27,275	eBay *	1,119,639
37,475	Intel	1,064,290
76,700	Microsoft	2,455,934
40,400	Qualcomm	2,579,136
20,625	Rackspace Hosting *	1,198,106
17,325	Teradata *	1,208,939
12,850	Visa, Class A	1,580,293

		13,668,915

	Materials – 0.75%
8,450	Vulcan Materials	361,745

	Total Common Stocks (Cost $41,020,514)	45,875,869

INVESTMENT COMPANY – 6.57%
3,149,909	BlackRock Liquidity Funds TempCash Portfolio	3,149,909

	Total Investment Company (Cost $3,149,909)	3,149,909

Total Investments – 102.31% (Cost $44,170,423)**		49,025,778

Net Other Assets and Liabilities – (2.31)%		(1,107,163)

Net Assets – 100.00%		$47,918,615

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$5,504,218
Gross unrealized depreciation	(648,863)

Net unrealized appreciation	$4,855,355

See accompanying Notes to Financial Statements.
5

Aston Funds
ASTON/TAMRO Diversified Equity Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 98.06%
	Consumer Discretionary – 16.72%
3,108	Amazon.com *	$720,745
17,836	Arcos Dorados Holdings, Class A (Argentina)	318,728
14,668	CarMax *	452,801
11,118	GNC Holdings, Class A	434,269
9,985	Home Depot	517,123
13,234	Johnson Controls	423,091
10,748	Macy’s	440,883
15,535	Toll Brothers *	394,589

		3,702,229

	Consumer Staples – 8.72%
11,373	Kraft Foods, Class A	453,442
8,052	McCormick & Co (Non-Voting Shares)	450,187
6,163	Philip Morris International	551,650
9,668	United Natural Foods *	476,536

		1,931,815

	Energy – 9.14%
4,860	EOG Resources	533,677
6,552	Exxon Mobil	565,700
7,497	Range Resources	499,750
13,472	Southwestern Energy *	425,446

		2,024,573

	Financials – 19.62%
10,360	American Express	623,776
5,420	Berkshire Hathaway, Class B *	436,039
3,530	Franklin Resources	443,050
3,809	Goldman Sachs Group	438,606
7,772	Iberiabank	396,916
13,260	JPMorgan Chase	569,915

Shares		Market Value
	Financials (continued)
11,404	MetLife	$410,886
14,758	Raymond James Financial	540,438
6,813	T. Rowe Price Group	430,003
2,975	Western Union	54,681

		4,344,310

	Healthcare – 13.66%
6,273	Advisory Board *	571,847
5,542	Allergan	532,032
6,551	Athenahealth *	474,620
5,945	DaVita *	526,608
6,638	Johnson & Johnson	432,067
10,691	Teva Pharmaceutical, SP ADR (Israel)	489,006

		3,026,180

	Industrials – 13.46%
5,986	AGCO *	278,828
5,179	Boeing	397,747
13,859	Cintas	542,857
12,213	Colfax *	413,899
10,112	Danaher	548,273
6,249	Fluor	360,880
7,597	Morningstar	438,499

		2,980,983

	Information Technology – 13.25%
1,655	Apple *	966,917
8,304	BMC Software *	342,623
21,323	Cisco Systems	429,658
1,754	F5 Networks *	234,913
3,917	Factset Research Systems	410,737
910	Google, Class A *	550,759

		2,935,607

	Materials – 3.49%
5,767	Monsanto	439,330
6,295	Mosaic	332,502

		771,832

	Total Common Stocks (Cost $17,280,430)	21,717,529

Number of Contracts
PURCHASED OPTIONS – 0.43%
29	Boeing - Call Strike @ $80 Exp 01/13	10,730
439	Cisco - Call Strike @ $20 Exp 01/13	77,703
63	Johnson & Johnson - Call Strike @ $70 Exp 01/13	3,780
50	JPMorgan Chase - Call Strike @ $55 Exp 01/13	1,950

	Total Purchased Options (Premiums Paid $111,357)	94,163

See accompanying Notes to Financial Statements.
6

Aston Funds
ASTON/TAMRO Diversified Equity Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Shares		Market Value
INVESTMENT COMPANY – 1.41%
313,373	BlackRock Liquidity Funds TempCash Portfolio	$313,373

	Total Investment Company (Cost $313,373)	313,373

Total Investments – 99.90% (Cost $17,705,160)**		22,125,065

Net Other Assets and Liabilities – 0.10%		23,204

Net Assets – 100.00%		$22,148,269

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$4,692,198
Gross unrealized depreciation	(272,293)

Net unrealized appreciation	$4,419,905

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.
7

Aston Funds
ASTON/Herndon Large Cap Value Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 96.22%
	Consumer Discretionary – 10.86%
20,433	Coach	$1,494,878
19,810	Ross Stores	1,220,098
42,957	TJX	1,791,737
9,568	Yum! Brands	695,881

		5,202,594

	Consumer Staples – 13.43%
38,150	Altria Group	1,228,812
14,155	Campbell Soup	478,864
8,128	Colgate-Palmolive	804,184
22,182	Herbalife (Cayman)	1,559,838
21,874	Kellogg	1,106,168
13,993	Philip Morris International	1,252,513

		6,430,379

	Energy – 20.67%
8,869	Apache	850,892
8,725	Chevron	929,736
9,177	Core Laboratories (Netherlands)	1,257,065
13,416	Diamond Offshore Drilling	919,667
19,116	Exxon Mobil	1,650,475
36,785	Halliburton	1,258,783
28,109	HollyFrontier	866,319
33,767	Marathon Oil	990,724
28,087	RPC	290,420
35,949	Valero Energy	887,940

		9,902,021

	Financials – 18.36%
16,853	Aflac	759,059
36,566	American Capital Agency, REIT	1,142,322
47,636	Annaly Capital Management, REIT	777,420
34,817	Apartment Investment & Management, Class A, REIT	945,282
16,920	CBOE Holdings	447,365
369,671	Chimera Investment, REIT	1,068,349
14,792	Discover Financial Services	501,449

Shares		Market Value
	Financials (continued)
31,072	Eaton Vance	$817,194
65,065	Federated Investors, Class B	1,436,635
28,109	Waddell & Reed Financial, Class A	898,926

		8,794,001

	Healthcare – 8.42%
29,981	Endo Pharmaceuticals Holdings *	1,053,532
20,289	Express Scripts *	1,131,923
21,606	Gilead Sciences *	1,123,728
8,574	Waters *	721,159

		4,030,342

	Industrials – 8.92%
4,174	Caterpillar	428,962
21,688	Copa Holdings SA, Class A (Panama)	1,763,451
8,972	Cummins	1,039,227
11,482	Lockheed Martin	1,039,580

		4,271,220

	Information Technology – 10.54%
2,696	Apple *	1,575,111
5,391	International Business Machines	1,116,368
40,928	Microsoft	1,310,515
26,977	Western Digital *	1,046,977

		5,048,971

	Materials – 5.02%
5,062	CF Industries Holdings	977,270
16,071	Cliffs Natural Resources	1,000,580
11,154	Freeport-McMoRan Copper & Gold	427,198

		2,405,048

	Total Common Stocks (Cost $43,535,833)	46,084,576

INVESTMENT COMPANY – 3.57%
1,709,736	BlackRock Liquidity Funds TempCash Portfolio	1,709,736

	Total Investment Company (Cost $1,709,736)	1,709,736

Total Investments – 99.79% (Cost $45,245,569)**		47,794,312

Net Other Assets and Liabilities – 0.21%		102,977

Net Assets – 100.00%		$47,897,289

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,317,743
Gross unrealized depreciation	(769,000)

Net unrealized appreciation	$2,548,743

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.
8

Aston Funds
ASTON/Cornerstone Large Cap Value Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 97.13%
	Consumer Discretionary – 7.12%
16,850	GameStop, Class A	$383,506
27,875	Mattel	936,600
3,520	VF	535,216

		1,855,322

	Consumer Staples – 3.39%
14,975	Wal-Mart Stores	882,177

	Energy – 11.17%
10,375	Chevron	1,105,560
18,012	Hess	939,146
12,100	Royal Dutch Shell PLC, ADR (United Kingdom)	865,634

		2,910,340

	Financials – 14.39%
10,925	ACE (Switzerland)	829,972
17,400	Capital One Financial	965,352
30,350	Citigroup	1,002,764
54,950	Morgan Stanley	949,536

		3,747,624

	Healthcare – 17.30%
18,475	Bristol-Myers Squibb	616,511
21,200	Eli Lilly	877,468
26,200	Merck	1,028,088
22,550	Sanofi, ADR (France)	860,959
24,550	Teva Pharmaceutical, SP ADR (Israel)	1,122,917

		4,505,943

	Industrials – 8.74%
12,425	General Dynamics	838,687
7,700	Lockheed Martin	697,158
8,450	Parker Hannifin	740,981

		2,276,826

Shares		Market Value
	Information Technology – 30.34%
1,950	Apple *	$1,139,268
14,550	eBay *	597,277
1,725	Google, Class A *	1,044,022
29,375	Hewlett-Packard	727,325
23,200	Intel	658,880
3,455	International Business Machines	715,461
33,000	Microsoft	1,056,660
30,550	Oracle	897,865
27,500	Western Digital *	1,067,275

		7,904,033

	Materials – 2.37%
27,850	Vale SA, SP ADR (Brazil)	618,270

	Telecommunication Services – 2.31%
18,325	AT&T	603,076

	Total Common Stocks (Cost $23,573,733)	25,303,611

INVESTMENT COMPANY – 2.91%
757,761	BlackRock Liquidity Funds TempCash Portfolio	757,761

	Total Investment Company (Cost $757,761)	757,761

Total Investments – 100.04% (Cost $24,331,494)**		26,061,372

Net Other Assets and Liabilities – (0.04)%		(11,220)

Net Assets – 100.00%		$26,050,152

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,151,665
Gross unrealized depreciation	(421,787)

Net unrealized appreciation	$1,729,878

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.
9

Aston Funds
ASTON/River Road Dividend All Cap Value Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 95.25%
	Consumer Discretionary – 13.55%
459,225	American Greetings, Class A	$7,347,600
331,960	Bob Evans Farms	12,694,150
75,455	Cracker Barrel Old Country Store	4,340,172
227,770	Darden Restaurants	11,406,722
198,805	Genuine Parts	12,878,588
242,275	Hasbro	8,901,184
544,030	Hillenbrand	11,391,988
141,160	Meredith	4,069,643
450,175	National CineMedia	6,433,001
643,270	Regal Entertainment Group, Class A	8,754,905
254,580	Target	14,750,365
437,790	Thomson Reuters	13,054,898

		116,023,216

	Consumer Staples – 17.69%
270,615	Dr Pepper Snapple Group	10,981,557
512,510	General Mills	19,931,514
240,170	Kimberly-Clark	18,846,140
169,195	McCormick & Co (Non-Voting Shares)	9,459,692
156,580	Molson Coors Brewing, Class B	6,510,596
276,410	PepsiCo	18,243,060
170,790	Procter & Gamble	10,869,076
630,350	Sara Lee	13,892,914
106,940	Smucker (J.M.)	8,515,632
552,155	Sysco	15,957,280
166,735	Wal-Mart Stores	9,822,359
242,155	Walgreen	8,489,954

		151,519,774

	Energy – 5.79%
852,980	BreitBurn Energy Partners LP	16,232,209
152,215	Chevron	16,220,030
186,020	ConocoPhillips	13,324,613
259,870	Nordic American Tankers (Bermuda)	3,773,312

		49,550,164

Shares		Market Value
	Financials – 12.27%
61,900	BlackRock	$11,858,802
237,395	Chubb	17,346,453
14,450	CME Group	3,841,099
196,959	Commerce Bancshares	7,898,056
368,815	Compass Diversified Holdings	5,414,204
327,575	OneBeacon Insurance Group, Class A (Bermuda)	4,661,392
175,890	PartnerRe (Bermuda)	12,245,462
180,870	PNC Financial Services Group	11,995,298
670,545	Sabra Health Care, REIT	11,224,923
186,865	Safety Insurance Group	7,446,570
245,935	Tower Group	5,307,277
179,975	U.S. Bancorp	5,789,796

		105,029,332

	Healthcare – 7.94%
239,475	AstraZeneca PLC, SP ADR (United Kingdom)	10,512,953
90,905	Becton, Dickinson	7,131,497
190,450	Johnson & Johnson	12,396,391
110,491	Landauer	5,825,086
281,270	Medtronic	10,744,514
276,927	Owens & Minor	8,097,345
579,580	Pfizer	13,289,769

		67,997,555

	Industrials – 15.49%
83,990	3M	7,505,346
391,345	ABM Industries	9,110,512
101,250	General Dynamics	6,834,375
58,145	Grupo Aeroportuario del Sureste SAB de CV, ADR (Mexico)	4,762,657
250,540	Iron Mountain	7,608,900
157,365	Lockheed Martin	14,247,827
260,765	Norfolk Southern	19,017,591
203,185	Raytheon	11,000,436
288,055	Republic Services	7,884,065
230,750	United Parcel Service, Class B	18,030,805
126,530	United Technologies	10,329,909
475,895	Waste Management	16,275,609

		132,608,032

	Information Technology – 8.28%
371,745	Automatic Data Processing	20,676,456
156,430	CA	4,132,881
863,540	Intel	24,524,536
58,380	j2 Global	1,508,066
367,730	Microsoft	11,774,715
267,800	Paychex	8,296,444

		70,913,098

	Materials – 2.50%
236,920	Bemis	7,673,839
55,500	Newmont Mining	2,644,575
282,255	Nucor	11,067,219

		21,385,633

	Telecommunication Services – 5.80%
120,715	Atlantic Tele-Network	4,111,552
456,802	Telefonica Brasil SA ADR (Brazil)	13,005,153
355,365	Verizon Communications	14,349,639
654,455	Vodafone Group, SP ADR (United Kingdom)	18,213,483

		49,679,827

See accompanying Notes to Financial Statements.
10

Aston Funds
ASTON/River Road Dividend All Cap Value Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Shares		Market Value
	Utilities – 5.94%
401,720	Avista	$10,621,477
572,120	Duke Energy	12,260,532
113,390	Entergy	7,433,848
219,695	Southern	10,092,788
288,025	Unisource Energy	10,484,110

		50,892,755

	Total Common Stocks (Cost $723,694,616)	815,599,386

INVESTMENT COMPANY – 4.37%
37,398,099	BlackRock Liquidity Funds TempCash Portfolio	37,398,099

	Total Investment Company (Cost $37,398,099)	37,398,099

Total Investments – 99.62% (Cost $761,092,715)*		852,997,485

Net Other Assets and Liabilities – 0.38%		3,230,381

Net Assets – 100.00%		$856,227,866

*	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$96,768,745
Gross unrealized depreciation	(4,863,975)

Net unrealized appreciation	$91,904,770

ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SP	ADR Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.
11

Aston Funds
ASTON/Fairpointe Mid Cap Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 99.21%
	Consumer Discretionary – 23.16%
7,610,078	Belo, Class A	$51,291,927
782,300	BorgWarner *	61,832,993
6,875,800	Gannett	95,023,556
7,725,464	H&R Block	113,564,321
8,315,468	Interpublic Group	98,205,677
1,792,600	Mattel	60,231,360
1,590,655	McGraw-Hill	78,212,506
13,417,354	New York Times, Class A *	84,663,504
1,458,297	Scholastic	44,550,973

		687,576,817

	Consumer Staples – 4.23%
763,360	Bunge	49,236,720
1,838,186	Molson Coors Brewing, Class B	76,431,774

		125,668,494

	Energy – 4.95%
1,436,299	Compagnie Generale de
	Geophysique-Veritas, SP ADR (France) *	41,307,959
1,501,829	Denbury Resources *	28,594,824
1,638,092	FMC Technologies *	76,990,324

		146,893,107

	Financials – 6.79%
1,941,528	Cincinnati Financial	69,157,227
2,294,585	Eaton Vance	60,347,586
1,515,688	Northern Trust	72,131,592

		201,636,405

	Healthcare – 16.76%
20,813,236	Boston Scientific *	130,290,857
2,040,919	Charles River Laboratories *	72,513,852
2,553,268	Forest Laboratories *	88,930,324
2,316,081	Hospira *	81,340,765

Shares		Market Value
	Healthcare (continued)
1,933,345	Lincare Holdings	$47,173,618
1,218,853	Varian Medical Systems *	77,299,657

		497,549,073

	Industrials – 11.65%
1,599,200	Chicago Bridge & Iron (Netherlands)	71,036,464
1,886,300	Con-way	61,304,750
1,382,444	Manpower	58,892,114
10,435,200	Southwest Airlines	86,403,456
2,897,500	Werner Enterprises	68,438,950

		346,075,734

	Information Technology – 27.29%
2,987,464	Akamai Technologies *	97,391,326
2,063,951	CA	54,529,585
868,400	Cree *	26,833,560
1,366,900	Harris	62,248,626
2,288,398	Itron *	93,366,638
2,571,100	Jabil Circuit	60,292,295
2,682,350	Lexmark International Group, Class A	80,738,735
928,804	Mentor Graphics *	13,421,218
1,883,786	Molex	51,973,656
1,819,864	Molex, Class A	41,674,886
3,210,500	Nuance Communications *	78,464,620
4,333,108	Unisys *	80,855,795
1,763,759	Zebra Technologies, Class A *	68,416,212

		810,207,152

	Materials – 4.38%
528,400	FMC	58,361,780
1,009,800	Sigma-Aldrich	71,594,820

		129,956,600

	Total Common Stocks (Cost $2,5 07,724,478)	2,945,563,382

INVESTMENT COMPANY – 1.16%
34,447,522	BlackRock Liquidity Funds TempCash Portfolio	34,447,522

	Total Investment Company (Cost $34,447,522)	34,447,522

Total Investments – 100.37% (Cost $2,542,172,000)**		2,980,010,904

Net Other Assets and Liabilities – (0.37)%		(11,020,298)

Net Assets – 100.00%		$2,968,990,606

*	Non-income producing security.
**	At April 30,2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$588,500,574
Gross unrealized depreciation	(150,661,670)

Net unrealized appreciation	$437,838,904

SP ADR	Sponsored American Depositary Recceipt

See accompanying Notes to Financial Statements.
12

Aston Funds
ASTON/Montag & Caldwell Mid Cap Growth Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 96.13%
	Consumer Discretionary – 21.51%
1,410	Bed Bath & Beyond *	$99,250
1,220	BorgWarner *	96,429
1,740	Dick’s Sporting Goods	88,044
1,550	Harman International Industries	76,849
5,120	LKQ *	171,264
1,770	O’Reilly Automotive *	186,664
3,570	Omnicom Group	183,177
530	Panera Bread, Class A *	83,698
1,320	PVH	117,216
530	Ralph Lauren	91,303
1,750	TJX	72,992
850	Tractor Supply	83,649
1,820	Warnaco Group (The) *	96,387

		1,446,922

	Consumer Staples – 5.87%
2,950	Church & Dwight	149,860
2,450	McCormick & Co (Non Voting Shares)	136,979
1,260	Mead Johnson Nutrition	107,806

		394,645

	Energy – 7.23%
2,470	Cameron International *	126,587
840	Core Laboratories (Netherlands)	115,063
2,660	Oceaneering International	137,336
1,620	SM Energy	107,098

		486,084

	Financials – 4.73%
1,180	IntercontinentalExchange *	156,987
4,410	MSCI, Class A *	161,362

		318,349

Shares		Market Value
	Healthcare – 12.37%
3,810	Dentsply International	$156,439
1,410	Edwards Lifesciences *	116,988
1,480	Henry Schein *	113,575
800	Perrigo	83,920
2,830	Quality Systems	105,842
2,030	Varian Medical Systems *	128,743
1,500	Waters *	126,165

		831,672

	Industrials – 21.01%
2,800	AMETEK	140,924
3,610	Donaldson	125,123
3,450	Expeditors International Washington	138,000
1,650	Fastenal	77,253
1,750	J.B. Hunt Transport Services	96,827
3,500	Jacobs Engineering Group *	153,405
1,310	Joy Global	92,709
5,770	Robert Half International	171,946
1,290	Roper Industries	131,451
1,500	Stericycle *	129,900
3,180	Verisk Analytics, Class A *	155,661

		1,413,199

	Information Technology – 19.94%
3,940	Altera	140,146
2,470	Amphenol, Class A	143,606
2,330	ANSYS *	156,273
1,360	F5 Networks *	182,145
1,150	FactSet Research Systems	120,589
2,220	Fiserv *	156,044
7,870	Juniper Networks *	168,654
5,410	NVIDIA *	70,330
7,190	Sapient	86,064
1,680	Teradata *	117,230

		1,341,081

	Materials – 3.47%
3,660	Ecolab	233,105

	Total Common Stocks (Cost $5,148,106)	6,465,057

INVESTMENT COMPANY – 4.81%
323,290	BlackRock Liquidity Funds TempCash Portfolio	323,290

	Total Investment Company (Cost $323,290)	323,290

Total Investments – 100.94% (Cost $5,471,396)**		6,788,347
Net Other Assets and Liabilities – (0.94)%		(63,180)

Net Assets – 100.00%		$6,725,167

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation.	$1,378,686
Gross unrealized depreciation.	(61,735)

Net unrealized appreciation	$1,316,951

See accompanying Notes to Financial Statements.
13

Aston Funds
ASTON/Cardinal Mid Cap Value Fund	April 30, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS – 94.81%
	Consumer Discretionary – 12.28%
750	HSN	$29,025
410	John Wiley & Sons, Class A	18,528
1,500	Six Flags Entertainment	71,865
935	Stanley Black & Decker	68,405
1,874	Virgin Media	46,025

		233,848

	Consumer Staples – 3.60%
860	Smucker (J.M.)	68,482

	Energy – 6.77%
1,820	Chesapeake Energy	33,561
440	Concho Resources *	47,159
1,095	World Fuel Services	48,246

		128,966

	Financials – 18.23%
1,780	Ares Capital	28,551
6,450	CapitalSource	41,602
1,035	Cash America International	48,386
3,330	CYS Investments, REIT	45,721
650	Entertainment Properties Trust, REIT	31,193
1,430	Hatteras Financial, REIT	41,656
2,020	Nelnet, Class A	52,156
1,260	Starwood Property Trust, REIT	26,296
500	T. Rowe Price Group	31,558

		347,119

	Healthcare – 3.33%
311	Henry Schein *	23,866
630	Teleflex	39,482

		63,348

		Market
Shares		Value
	Industrials – 12.81%
1,480	Atlas Air Worldwide Holdings *	$68,154
1,001	Equifax	45,866
3,000	KAR Auction Services *	55,200
1,156	Teledyne Technologies *	74,701

		243,921

	Information Technology – 27.63%
1,250	Atmel *	11,087
1,220	Broadridge Financial Solutions	28,316
3,640	Convergys *	48,667
760	Fiserv *	53,420
860	Global Payments	39,930
380	Harris	17,305
1,270	IAC/InterActiveCorp	61,151
1,000	InterDigital	27,720
555	Intuit	32,173
2,085	j2 Global	53,856
1,150	Skyworks Solutions *	31,211
2,100	ValueClick *	44,478
3,130	Western Union	57,529
1,240	Yahoo! *	19,270

		526,113

	Materials – 8.87%
300	Albemarle	19,590
610	FMC	67,375
1,870	Silgan Holdings	82,037

		169,002

	Telecommunication Services – 1.29%
2,183	Windstream	24,537

	Total Common Stocks (Cost $1,445,921)	1,805,336

INVESTMENT COMPANY – 5.09%
96,914	BlackRock Liquidity Funds TempCash Portfolio	96,914

	Total Investment Company (Cost $96,914)	96,914

Total Investments – 99.90% (Cost $1,542,835)**		1,902,250

Net Other Assets and Liabilities – 0.10%		1,840

Net Assets – 100.00%		$1,904,090

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$400,352
Gross unrealized depreciation	(40,937)

Net unrealized appreciation	$359,415

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.
14

Aston Funds
ASTON/Veredus Small Cap Growth Fund (formerly the ASTON/Veredus Aggressive Growth Fund)	April 30, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS – 96.81%
	Consumer Discretionary – 22.78%
34,708	Amerigon *	$496,324
13,651	Caribou Coffee *	224,013
3,874	DSW, Class A	217,951
21,294	Francesca’s Holdings *	667,567
7,924	Genesco *	594,300
21,350	MDC Holdings	600,149
14,945	Monro Muffler Brake	616,631
29,673	Pier 1 Imports	509,782
11,915	Select Comfort *	344,105
34,275	Sinclair Broadcast Group, Class A	352,347
30,092	Sonic Automotive, Class A	506,147
9,832	Steven Madden *	424,841
7,090	Ulta Salon Cosmetics & Fragrance	625,196

		6,179,353

	Consumer Staples – 4.02%
7,760	Elizabeth Arden *	302,485
11,932	Hain Celestial Group *	564,384
13,550	Schiff Nutrition International *	222,898

		1,089,767

	Energy – 1.02%
20,325	Matrix Service *	277,436

	Financials – 8.92%
23,950	Apollo Global Management LLC, Class A	307,518
9,000	Banner	197,550
17,999	Calamos Asset Management, Class A	232,547
21,200	Old National Bancorp	271,784
12,750	Piper Jaffray *	309,188
6,692	Portfolio Recovery Associates *	460,543
9,005	Post Properties, REIT	438,544
29,666	Strategic Hotels & Resorts, REIT *	202,025

		2,419,699

		Market
Shares		Value
	Healthcare – 15.34%
7,075	ABIOMED *	$172,134
57,376	Akorn *	695,970
12,892	Cepheid *	495,182
8,575	Cynosure *	177,245
22,521	Exact Sciences *	242,551
55,925	Health Management Associates, Class A *	402,660
21,642	Healthstream *	496,035
10,225	PerkinElmer	282,210
13,280	Questcor Pharmaceuticals *	596,272
24,785	Vivus *	600,293

		4,160,552

	Industrials – 16.34%
9,350	Acacia Research - Acacia Technologies *	383,350
6,575	Azz	339,993
70,225	Builders FirstSource *	292,838
30,869	Dycom Industries *	722,026
14,950	Granite Construction	416,208
11,200	Hexcel *	306,656
29,465	MasTec *	512,396
19,828	Mistras Group *	465,363
10,675	Team *	316,300
65,900	US Airways Group *	676,134

		4,431,264

	Information Technology – 21.48%
16,185	ACI Worldwide *	645,134
21,950	Allot Communications *	538,653
14,900	Anaren *	268,796
11,494	Cadence Design Systems *	134,134
32,575	Callidus Software *	257,994
9,150	Cirrus Logic *	250,527
25,550	Emulex *	221,774
18,512	Heartland Payment Systems	564,061
9,950	JDS Uniphase *	120,893
25,802	LivePerson *	409,736
13,519	Manhattan Associates *	677,978
29,100	Move *	253,170
18,125	Sanmina-SCI *	161,313
33,150	ServiceSource International *	549,627
77,772	Silicon Image *	466,632
6,400	Tangoe Inc *	131,072
25,760	TeleNav *	174,395

		5,825,889

	Materials – 6.91%
12,800	Cabot	552,064
16,225	Eagle Materials	571,445
11,325	Kronos Worldwide	268,856
36,950	Zagg *	481,459

		1,873,824

	Total Common Stocks (Cost $22,726,111)	26,257,784

WARRANTS – 0%
	Energy – 0.00%
4,906	Magnum Hunter Resources, Expiration 10/14/13	0

	Total Warrants (Cost $0)	0

See accompanying Notes to Financial Statements.
15

Aston Funds
ASTON/Veredus Small Cap Growth Fund (formerly the ASTON/Veredus Aggressive Growth Fund)	April 30, 2012
Schedule of Investments (unaudited) – continued

Shares		Market Value
INVESTMENT COMPANY – 4.30%
1,167,274	BlackRock Liquidity Funds TempCash Portfolio	$1,167,274

	Total Investment Company (Cost $1,167,274)	1,167,274

Total Investments – 101.11% (Cost $23,893,385)**		27,425,058

Net Other Assets and Liabilities – (1.11)%		(300,163)

Net Assets – 100.00%		$27,124,895

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$4,166,223
Gross unrealized depreciation	(634,550)

Net unrealized appreciation	$3,531,673

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.
16

Aston Funds
ASTON Small Cap Growth Fund (formerly the ASTON/Crosswind Small Cap Growth Fund)	April 30, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS – 95.94%
	Consumer Discretionary – 11.08%
2,422	G-III Apparel Group *	$65,031
1,180	GNC Holdings, Class A	46,091
3,438	Jarden	144,155
9,182	Knology *	178,590
55,008	Office Depot *	167,224
15,139	OfficeMax *	70,396
6,339	Shutterfly *	197,270
2,549	Wolverine World Wide	106,931

		975,688

	Energy – 4.03%
594	CARBO Ceramics	49,949
2,177	Carrizo Oil & Gas *	61,043
927	Dril-Quip *	62,471
18,273	Magnum Hunter Resources *	113,475
2,046	Oasis Petroleum *	67,661

		354,599

	Financials – 3.70%
11,136	DFC Global *	194,657
3,308	Ezcorp, Class A *	88,621
2,116	Walter Investment Management REIT *	42,807

		326,085

	Healthcare – 22.90%
16,075	Allscripts Healthcare Solutions *	178,111
10,090	DexCom *	98,781
7,467	Hanger Orthopedic Group *	175,848
48,068	Health Management Associates, Class A *	346,090
21,912	HealthSouth *	490,610
1,902	HeartWare International *	148,280
2,402	Incyte *	54,477
1,427	Onyx Pharmaceuticals *	64,943
35,541	Tenet Healthcare *	184,458

		Market
Shares		Value
	Health Care (continued)
7,758	Threshold Pharmaceuticals *	$56,478
13,541	Vanguard Health Systems *	120,244
3,644	Volcano *	98,935

		2,017,255

	Industrials – 22.19%
5,300	ACCO Brands *	55,650
5,793	DigitalGlobe *	71,080
6,082	Encore Capital Group *	144,143
1,059	Genesee & Wyoming, Class A *	57,091
21,269	Geo Group *	440,481
8,714	Hexcel *	238,589
11,069	Kelly Services, Class A	154,855
1,496	Navistar International *	50,789
2,413	Portfolio Recovery Associates *	166,063
8,325	RailAmerica *	192,974
3,870	Triumph Group	243,114
3,174	TrueBlue *	54,783
2,051	Woodward	85,301

		1,954,913

	Information Technology – 27.80%
4,826	ADTRAN	147,290
4,908	Ariba *	187,486
2,118	Aruba Networks *	44,732
5,024	Aspen Technology *	99,375
14,242	AVG Technologies (Netherlands) *	197,252
7,131	Fairchild Semiconductor International *	101,046
3,044	Finisar *	50,287
2,341	Fusion-io *	60,047
1,981	Infoblox *	40,412
19,143	Internap Network Services *	134,767
8,079	Kenexa *	263,941
9,875	Microsemi *	212,510
2,988	Millennial Media *	56,682
13,182	OCZ Technology Group *	77,774
2,957	Polycom *	39,239
4,207	Riverbed Technology *	83,004
1,705	Semtech *	46,478
697	Sourcefire *	35,540
2,859	Vantiv, Class A *	64,385
4,719	VeriFone Systems *	224,813
7,704	Virtusa *	116,253
6,275	Vocus *	81,136
1,327	Wright Express *	84,689

		2,449,138

	Materials – 1.48%
2,486	Kaiser Aluminum	130,689

	Telecommunication Services – 2.76%
11,167	tw telecom *	243,217

	Total Common Stocks (Cost $8,070,208)	8,451,584

WARRANTS – 0%
	Energy – 0.00%
1,517	Magnum Hunter Resources, Expiration 10/14/13	0

	Total Warrants (Cost $0)	0

See accompanying Notes to Financial Statements.
17

Aston Funds
ASTON Small Cap Growth Fund (formerly the ASTON/Crosswind Small Cap Growth Fund)	April 30, 2012
Schedule of Investments (unaudited) – continued

Shares		Market Value
INVESTMENT COMPANY – 3.85%
339,107	BlackRock Liquidity Funds TempCash Portfolio	$339,107

	Total Investment Company (Cost $339,107)	339,107

Total Investments – 99.79% (Cost $8,409,315)**		8,790,691

Net Other Assets and Liabilities – 0.21%		18,190

Net Assets – 100.00%		$8,808,881

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$824,795
Gross unrealized depreciation	(443,419)

Net unrealized appreciation	$381,376

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.
18

Aston Funds
Silvercrest Small Cap Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 98.77%
	Consumer Discretionary – 8.95%
4,742	AFC Enterprises *	$80,993
1,747	Core-Mark Holding	67,434
2,665	Drew Industries *	79,364
2,725	Maidenform Brands *	62,212
2,053	Matthews International , Class A	61,590

		351,593

	Consumer Staples – 4.03%
1,434	J & J Snack Foods	80,390
1,194	Lancaster Colony	77,861

		158,251

	Energy – 5.08%
2,239	Rosetta Resources *	112,555
2,875	Swift Energy *	86,969

		199,524

	Financials – 21.09%
4,910	Duff & Phelps, Class A	78,069
1,998	EastGroup Properties, REIT	100,499
5,408	FirstMerit	90,854
4,994	Horace Mann Educators	87,645
1,699	Iberiabank	86,768
2,983	Independent Bank/Rockland MA	83,733
1,524	Mid-America Apartment Communities, REIT	103,739
1,872	Prosperity Bancshares	87,329
3,758	Protective Life	109,959

		828,595

	Healthcare – 6.66%
1,237	Analogic	84,376
1,524	ICU Medical *	79,995
2,233	Invacare	35,393
1,379	West Pharmaceutical Services	61,917

		261,681

Shares		Market Value
	Industrials – 25.92%
2,263	Albany International, Class A	$54,493
3,775	Altra Holdings *	69,007
2,023	Applied Industrial Technologies	79,484
2,358	Astec Industries *	73,782
1,123	Cubic	51,916
2,936	EMCOR Group	86,084
2,767	Hexcel *	75,760
2,329	Mine Safety Appliances	98,889
2,491	Mistras Group *	58,464
1,230	TAL International Group	50,811
1,410	Teledyne Technologies *	91,114
1,356	Tennant	60,071
3,277	Thermon Group Holdings *	72,815
4,429	US Ecology	96,021

		1,018,711

	Information Technology – 11.69%
2,449	ACI Worldwide *	97,617
2,587	FEI *	129,790
1,645	Littelfuse	103,092
2,395	MKS Instruments	66,222
673	Plexus *	21,785
1,237	Scansource *	40,771

		459,277

	Materials – 9.48%
2,064	A Schulman	50,795
1,872	HB Fuller	61,589
1,567	Innophos Holdings	77,049
4,543	PH Glatfelter	70,780
1,483	Schnitzer Steel Industries, Class A	59,127
1,429	Sensient Technologies	53,087

		372,427

	Utilities – 5.87%
1,692	MGE Energy	77,392
3,169	Portland General Electric	81,855
2,083	UIL Holdings	71,593

		230,840

	Total Common Stocks (Cost $3,787,344)	3,880,899

INVESTMENT COMPANY – 1.52%
59,880	BlackRock Liquidity Funds TempCash Portfolio	59,880

	Total Investment Company (Cost $59,880)	59,880

Total Investments – 100.29% (Cost $3,847,224)**		3,940,779

Net Other Assets and Liabilities – (0.29)%		(11,308)

Net Assets – 100.00%		$3,929,471

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$181,795
Gross unrealized depreciation	(88,240)

Net unrealized appreciation	$93,555

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.
19

Aston Funds
ASTON/TAMRO Small Cap Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 96.71%
	Consumer Discretionary – 17.91%
423,002	BJ’s Restaurants *	$18,269,456
1,320,620	Chico’s FAS	20,284,723
467,275	Coinstar *	29,340,197
1,882,857	EW Scripps (The), Class A *(a)	17,246,970
1,123,893	Grand Canyon Education *	19,544,499
487,006	Harman International Industries	24,145,757
772,320	MDC Holdings	21,709,915
564,610	Red Robin Gourmet Burgers *	20,133,993
1,236,174	Texas Roadhouse	21,324,002

		191,999,512

	Consumer Staples – 5.72%
325,481	Fresh Market *	16,654,863
352,729	TreeHouse Foods *	20,285,445
494,941	United Natural Foods *	24,395,642

		61,335,950

	Energy – 7.57%
359,816	Atwood Oceanics *	15,950,643
1,481,992	Comstock Resources *	26,038,599
308,212	Contango Oil & Gas *	16,723,583
843,446	Global Geophysical Services *	8,071,778
1,561,353	Precision Drilling (Canada) *	14,411,288

		81,195,891

	Financials – 18.49%
720,475	Bank of the Ozarks	22,262,678
1,046,315	East West Bancorp	23,824,593
1,612,707	Glacier Bancorp	24,029,334
454,571	Iberiabank	23,214,941
940,903	LaSalle Hotel Properties, REIT	27,671,957
637,268	Stifel Financial *	23,209,301
565,736	UMB Financial	27,183,615
836,941	Waddell & Reed Financial, Class A	26,765,373

		198,161,792

Shares		Market Value
	Healthcare – 16.16%
324,795	Advisory Board *	$29,608,312
332,548	AMERIGROUP *	20,538,165
396,810	Analogic	27,066,410
379,657	Athenahealth *	27,506,150
1,373,293	DexCom *	13,444,539
2,730,719	Health Management Associates, Class A *	19,661,177
345,947	Teleflex	21,680,498
313,743	United Therapeutics *	13,726,256

		173,231,507

	Industrials – 16.14%
788,207	Aerovironment *	19,169,194
356,077	Chicago Bridge & Iron
	(Netherlands)	15,816,940
962,709	Colfax *	32,626,208
588,087	Corporate Executive Board	24,329,159
393,767	Forward Air	13,301,449
313,671	Franklin Electric	15,730,601
373,177	Morningstar	21,539,776
701,331	Terex *	15,878,134
188,115	Wabtec	14,631,585

		173,023,046

	Information Technology – 11.03%
680,263	Acme Packet *	19,094,983
1,344,614	Ceragon Networks (Israel) *(a)	12,437,680
424,671	CommVault Systems *	22,112,619
1,555,344	Ixia *	19,597,334
623,367	Netgear *	23,999,630
476,106	SeaChange International *	3,913,591
71,609	VASCO Data Security International *	557,834
795,913	Websense *	16,507,236

		118,220,907

	Materials – 3.69%
201,590	Royal Gold	12,490,516
423,779	Westlake Chemical	27,100,667

		39,591,183

	Total Common Stocks (Cost $780,834,525)	1,036,759,788

INVESTMENT COMPANY – 2.92%
31,299,969	BlackRock Liquidity Funds TempCash Portfolio	31,299,969

	Total Investment Company (Cost $31,299,969)	31,299,969

Total Investments – 99.63% (Cost $812,134,494)**		1,068,059,757

Net Other Assets and Liabilities – 0.37%		3,980,649

Net Assets – 100.00%		$1,072,040,406

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$284,300,938
Gross unrealized depreciation	(28,375,675)

Net unrealized appreciation	$255,925,263

See accompanying Notes to Financial Statements.
20

Aston Funds
ASTON/TAMRO Small Cap Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

(a)	These securities have been determined by the Subadviser to be illiquid securities. At April 30, 2012, these securities amounted to $29,684,650 or 2.77% of net assets.
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.
21

Aston Funds
ASTON/River Road Select Value Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 96.31%
	Consumer Discretionary – 22.09%
23,940	Abercrombie & Fitch, Class A	$1,201,070
148,680	Ascena Retail Group *	3,044,966
23,930	Ascent Capital Group, Class A *	1,232,395
142,880	Big Lots *	5,235,123
73,940	Bob Evans Farms	2,827,466
47,020	Cracker Barrel Old Country Store	2,704,590
108,050	DreamWorks Animation SKG, Class A *	1,945,980
95,610	Fred’s, Class A	1,369,135
49,080	Iconix Brand Group *	752,887
151,320	Madison Square Garden, Class A *	5,442,980
113,820	Rent-A-Center	3,893,782
75,100	Service Corp International	869,658
50,460	True Religion Apparel	1,370,494
37,960	WMS Industries *	930,400

		32,820,926

	Consumer Staples – 7.43%
56,310	Constellation Brands, Class A *	1,216,296
147,420	Harris Teeter Supermarkets	5,597,537
39,400	Industrias Bachoco, SP ADR (Mexico)	813,610
33,396	J & J Snack Foods	1,872,180
55,770	Village Super Market, Class A	1,539,252

		11,038,875

	Energy – 6.08%
41,160	Cloud Peak Energy *	633,452
66,500	Endeavour International *	829,920
35,900	Energen	1,880,442
136,209	Miller Energy Resources *	739,615
78,670	Nordic American Tankers (Bermuda)	1,142,288
46,570	Patterson-UTI Energy	753,037
22,200	Resolute Energy *	235,542
58,350	Rex Energy *	613,259

Shares		Market Value
	Energy (continued)
139,980	Tetra Technologies *	$1,219,226
108,940	Vaalco Energy *	988,086

		9,034,867

	Financials – 15.33%
7,765	Alleghany *	2,662,618
122,185	Alterra Capital Holdings (Bahamas)	2,923,887
46,100	BGC Partners, Class A	321,317
11,373	Capital Southwest	1,088,624
19,449	Commerce Bancshares	779,905
13,560	FirstService (Canada) *	370,730
80,700	Hilltop Holdings *	639,951
21,760	Navigators Group *	1,033,600
24,090	Oppenheimer Holdings, Class A	410,975
35,760	PartnerRe (Bermuda)	2,489,611
27,670	SEI Investments	558,657
32,270	Tower Group	696,387
76,320	W. R. Berkley	2,874,211
11,346	White Mountains Insurance Group	5,933,958

		22,784,431

	Healthcare – 8.62%
20,190	Chemed	1,218,265
58,740	Ensign Group	1,568,945
38,710	Hanger Orthopedic Group *	911,620
43,610	Hill-Rom Holdings	1,415,145
71,160	ICU Medical *	3,735,188
26,630	Owens & Minor	778,661
101,250	STERIS	3,180,263

		12,808,087

	Industrials – 18.60%
67,340	ABM Industries	1,567,675
112,900	Aircastle (Bermuda)	1,371,735
16,970	Allegiant Travel *	997,157
87,950	Brink’s	2,233,930
23,500	Cubic	1,086,405
122,290	Dolan *	979,543
101,680	Equifax	4,658,978
57,700	G & K Services, Class A	1,896,022
242,080	Geo Group *	5,013,477
53,910	Insperity	1,470,126
48,050	John Bean Technologies	768,320
80,160	Korn/Ferry International *	1,294,584
38,289	Standard Parking *	729,788
58,820	Unifirst	3,573,903

		27,641,643

	Information Technology – 13.20%
124,160	Convergys	1,660,019
48,840	CSG Systems International *	703,296
89,990	Daktronics	732,519
83,860	DST Systems	4,694,483
178,490	Ingram Micro, Class A *	3,473,415
40,990	Ituran Location and Control (Israel)	550,906
25,630	j2 Global	662,023
41,190	Mantech International, Class A	1,294,190
128,590	NeuStar, Class A *	4,674,247
110,310	Smart Technologies, Class A (Canada) *	279,084
37,730	Total System Services	887,410

		19,611,592

See accompanying Notes to Financial Statements.
22

Aston Funds
ASTON/River Road Select Value Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Shares		Market Value
	Materials – 2.30%
24,070	Aptargroup	$1,312,056
23,130	Stepan	2,101,592

		3,413,648

	Telecommunication Services – 0.76%
32,970	Atlantic Tele-Network	1,122,958

	Utilities – 1.90%
59,330	Avista	1,568,685
27,890	UGI	813,830
11,960	Unisource Energy	435,344

		2,817,859

	Total Common Stocks (Cost $122,328,373)	143,094,886

INVESTMENT COMPANY – 3.87%
5,757,114	BlackRock Liquidity Funds TempCash Portfolio	5,757,114

	Total Investment Company (Cost $5,757,114)	5,757,114

Total Investments – 100.18% (Cost $128,085,487)**		148,852,000

Net Other Assets and Liabilities – (0.18)%		(271,796)

Net Assets – 100.00%		$148,580,204

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$23,806,237
Gross unrealized depreciation	(3,039,724)

Net unrealized appreciation	$20,766,513

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.
23

Aston Funds
ASTON/River Road Small Cap Value Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 96.34%
	Consumer Discretionary – 25.22%
312,338	Ascena Retail Group *	$6,396,682
49,091	Ascent Capital Group, Class A *	2,528,186
296,520	Big Lots *	10,864,493
150,040	Bob Evans Farms	5,737,530
97,349	Cracker Barrel Old Country Store	5,599,514
220,970	DreamWorks Animation SKG, Class A *	3,979,670
199,288	Fred’s, Class A	2,853,804
36,940	Frisch’s Restaurants	981,126
101,725	Iconix Brand Group *	1,560,462
429,521	Mac-Gray (a)	6,399,863
306,720	Madison Square Garden, Class A *	11,032,718
169,629	Monarch Casino & Resort *	1,642,009
192,690	Motorcar Parts of America *	1,456,736
228,865	Rent-A-Center	7,829,472
157,112	Service Corp International	1,819,357
104,640	True Religion Apparel *	2,842,022
73,000	WMS Industries *	1,789,230

		75,312,874

	Consumer Staples – 7.88%
133,995	Harbinger Group *	691,414
301,389	Harris Teeter Supermarkets	11,443,740
134,640	Industrias Bachoco, SP ADR (Mexico)	2,780,316
68,844	J & J Snack Foods	3,859,395
171,796	Village Super Market, Class A (a)	4,741,570

		23,516,435

	Energy – 6.39%
83,530	Cloud Peak Energy *	1,285,527
137,583	Endeavour International *	1,717,036
538,313	Evolution Petroleum *	4,758,687
537,508	Miller Energy Resources *	2,918,668
159,040	Nordic American Tankers (Bermuda)	2,309,261
46,090	Resolute Energy *	489,015
90,630	Rex Energy *	952,521

Shares		Market Value
	Energy (continued)
303,749	Tetra Technologies *	$2,645,654
221,555	Vaalco Energy *	2,009,504

		19,085,873

	Financials – 13.34%
241,751	Alterra Capital Holdings (Bahamas)	5,785,101
95,210	BGC Partners, Class A	663,614
25,984	Capital Southwest	2,487,188
218,212	Dime Community Bancshares	3,024,418
24,065	First Citizens BancShares, Class A	4,170,465
28,680	FirstService (Canada) *	784,111
172,650	Hilltop Holdings *	1,369,115
133,579	Medallion Financial	1,460,018
47,637	Navigators Group *	2,262,758
83,709	Oppenheimer Holdings, Class A	1,428,076
301,600	SWS Group	1,701,024
37,668	Tompkins Financial	1,425,734
65,715	Tower Group	1,418,130
22,640	White Mountains Insurance Group	11,840,720

		39,820,472

	Healthcare – 8.95%
41,875	Chemed	2,526,738
120,603	Ensign Group	3,221,306
76,100	Hanger Orthopedic Group *	1,792,155
87,430	Hill-Rom Holdings	2,837,104
152,280	ICU Medical *	7,993,177
58,980	Owens & Minor	1,724,575
210,590	STERIS	6,614,632

		26,709,687

	Industrials – 16.25%
138,420	ABM Industries	3,222,417
227,560	Aircastle (Bermuda)	2,764,854
33,890	Allegiant Travel *	1,991,376
179,560	Brink’s	4,560,824
47,676	Cubic	2,204,061
248,410	Dolan *	1,989,764
116,035	G & K Services, Class A	3,812,910
493,960	Geo Group *	10,229,912
105,059	Insperity	2,864,959
98,020	John Bean Technologies	1,567,340
161,710	Korn/Ferry International *	2,611,617
190,519	Standard Parking *	3,631,292
116,503	Unifirst	7,078,722

		48,530,048

	Information Technology – 13.96%
32,461	Computer Services	1,087,444
251,340	Convergys *	3,360,416
101,930	CSG Systems International *	1,467,792
178,700	Daktronics	1,454,618
171,210	DST Systems	9,584,336
196,559	Electro Rent	3,062,389
326,303	Ingram Micro, Class A *	6,349,856
100,060	Ituran Location and Control (Israel)	1,344,806
41,710	j2 Global	1,077,369
83,750	Mantech International, Class A	2,631,425
267,070	NeuStar, Class A *	9,707,995
218,950	Smart Technologies, Class A (Canada) *	553,944

		41,682,390

See accompanying Notes to Financial Statements.
24

Aston Funds
ASTON/River Road Small Cap Value Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Shares		Market Value
	Materials – 2.26%
48,333	Aptargroup	$2,634,631
45,296	Stepan	4,115,595

		6,750,226

	Telecommunication Services – 0.77%
67,530	Atlantic Tele-Network	2,300,072

	Utilities – 1.32%
115,210	Avista	3,046,152
24,580	Unisource Energy	894,712

		3,940,864

	Total Common Stocks (Cost $216,035,940)	287,648,941

Total Investments – 96.34% (Cost $216,035,940)**		287,648,941

Net Other Assets and Liabilities – 3.66%		10,933,183

Net Assets – 100.00%		$298,582,124

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$76,602,887
Gross unrealized depreciation	(4,989,886)

Net unrealized appreciation	$71,613,001

(a)	These securities have been determined by the Subadviser to be illiquid securities. At April 30, 2012, these securities amounted to $11,141,433 or 3.73% of net assets.

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.
25

Aston Funds
ASTON/River Road Independent Value Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 47.60%
	Consumer Discretionary – 9.85%
200,974	Aaron’s *	$5,460,464
721,022	American Greetings, Class A	11,536,352
176,197	Big Lots *	6,455,858
469,400	Core-Mark Holding (a)	18,118,840
85,514	Papa John’s International *	3,444,504
729,203	Valassis Communications *	14,584,060

		59,600,078

	Consumer Staples – 3.56%
307,867	Central Garden & Pet *	3,257,233
1,244,206	Cott (Canada) *	8,149,549
105,899	Harris Teeter Supermarkets	4,020,985
157,241	Oil-Dri Corporation of America (a)	3,327,220
62,590	Weis Markets	2,791,514

		21,546,501

	Energy – 5.31%
681,759	Bill Barrett *	16,348,581
95,896	Contango Oil & Gas *	5,203,317
654,334	Patterson-UTI Energy	10,580,581

		32,132,479

	Financials – 3.32%
173,592	Baldwin & Lyons, Class B (a)	3,779,098
519,574	Potlatch, REIT	16,262,666

		20,041,764

	Healthcare – 10.24%
28,683	Bio - Rad Laboratories, Class A *	3,097,477
323,691	Covance *	15,135,791
301,267	ICU Medical *	15,813,505
649,984	Owens & Minor	19,005,532
260,910	Patterson Cos	8,894,422

		61,946,727

Shares		Market Value
	Industrials – 2.62%
173,800	Alamo Group	$5,853,584
322,971	Sykes Enterprises *	5,119,090
80,264	Unifirst	4,876,841

		15,849,515

	Information Technology – 7.57%
959,465	CSG Systems International *	13,816,296
1,217,046	EPIQ Systems	13,825,642
452,049	FLIR Systems	10,153,020
253,985	Mantech International, Class A	7,980,209

		45,775,167

	Materials – 2.92%
904,425	Pan American Silver (Canada)	17,645,332

	Utilities – 2.21%
252,298	Artesian Resources, Class A (a)	4,816,369
91,133	Avista	2,409,556
339,155	California Water Service Group	6,142,097

		13,368,022

	Total Common Stocks (Cost $295,631,474)	287,905,585

INVESTMENT COMPANY – 51.83%
313,543,869	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	313,543,869

	Total Investment Company (Cost $313,543,869)	313,543,869

Total Investments – 99.43% (Cost $609,175,343)**		601,449,454

Net Other Assets and Liabilities – 0.57%		3,472,995

Net Assets – 100.00%		$604,922,449

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$13,270,713
Gross unrealized depreciation	(20,996,602)

Net unrealized depreciation	$(7,725,889)

(a)	These securities have been determined by the Subadviser to be illiquid securities. At April 30, 2012, these securities amounted to $30,041,527 or 4.97% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.
26

Aston Funds
ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2012
Schedule of Investments (unaudited)

Par Value		Market Value
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 19.24%
	Fannie Mae – 7.12%
$924,601	5.000%, 09/25/33 Series 2003-92, Class PZ, REMIC	$1,077,394
1,326,118	5.561%, 09/25/36 (a) (b) Series 2009-86, Class CI, REMIC	187,906
905,127	6.381%, 10/25/36 (a) (b) Series 2007-57, Class SX, REMIC	148,629
188,534	5.500%, 03/25/38 Series 2008-14, Class ZA, REMIC	216,477
278,352	4.000%, 01/25/41 Series 2010-156, Class ZC, REMIC	282,735
419,077	4.000%, 03/25/41 (c) Series 2011-18, Class UZ, REMIC	424,446
103,040	4.000%, 08/25/41 Series 2011-77, Class CZ, REMIC	103,963
239,314	8.812%, 09/25/41 (a) Series 2011-88, Class SB, REMIC	251,659
288,422	13.226%, 09/25/41 (a) Series 2011-87, Class US, REMIC	292,405
1,005,842	3.500%, 03/25/42 Series 2012-20, Class ZT, REMIC	955,600
1,500,000	4.000%, 04/25/42 Series 2012-31, Class Z, REMIC	1,559,945

		5,501,159

	Freddie Mac – 8.40%
720,909	5.000%, 12/15/34 Series 2909, Class Z, REMIC	818,920
565,706	5.500%, 08/15/36 Series 3626, Class AZ, REMIC	642,090
620,434	5.860%, 04/15/37 (a) (b) Series 3301, Class MS, REMIC	81,531
607,829	5.760%, 11/15/37 (a) (b) Series 3382, Class SB, REMIC	78,855
523,421	6.150%, 11/15/37 (a) (b) Series 3384, Class S, REMIC	75,430

Par Value		Market Value
$1,500,000	4.000%, 12/15/38 Series 3738, Class BP, REMIC	$1,623,309
1,591,974	5.280%, 01/15/39 (a) (b) Series 3500, Class SA, REMIC	183,179
81,650	14.279%, 10/15/40 (a) Series 3747, Class KS, REMIC	86,533
105,118	4.000%, 01/15/41 Series 3795, Class VZ, REMIC	110,373
262,894	9.419%, 01/15/41 (a) Series 3796, Class SK, REMIC	269,024
40,902	13.076%, 04/15/41 (a) Series 3864, Class MS, REMIC	41,095
389,383	4.000%, 06/15/41 Series 3872, Class BA, REMIC	412,702
206,081	4.000%, 07/15/41 Series 3888, Class ZG, REMIC	217,648
361,943	4.500%, 07/15/41 Series 3894, Class ZA, REMIC	381,102
76,616	12.779%, 07/15/41 (a) Series 3899, Class SD, REMIC	78,200
417,832	9.078%, 09/15/41 Series 3924, Class US, REMIC	428,171
507,334	3.500%, 11/15/41 Series 3957, Class DZ, REMIC	496,376
457,550	4.000%, 11/15/41 Series 3957, Class HZ, REMIC	466,460

		6,490,998

	Government National Mortgage Association – 3.72%
53,019	30.942%, 03/20/34 (a) Series 2004-35, Class SA	95,676
1,658,662	5.951%, 03/20/39 (b) Series 2010-98, Class IA	233,978
1,139,973	4.500%, 05/16/39 Series 2009-32, Class ZE	1,278,677
567,857	4.500%, 05/20/39 Series 2009-35, Class DZ	638,191
559,418	4.500%, 09/20/39 Series 2009-75, Class GZ	628,588

		2,875,110

	Total Agency Collateralized Mortgage Obligations (Cost $14,021,523)	14,867,267

U.S. GOVERNMENT OBLIGATIONS – 18.95%
	U.S. Treasury Bonds – 1.86%
1,170,000	4.250%, 11/15/40 (g)	1,435,810

	U.S. Treasury Notes – 17.09%
1,480,000	0.500%, 05/31/13	1,484,856
450,000	0.750%, 09/15/13	453,235
3,780,000	1.875%, 04/30/14	3,900,193
1,380,000	1.250%, 10/31/15	1,415,687
1,030,000	2.750%, 11/30/16	1,123,424
440,000	1.875%, 09/30/17	461,691
1,325,000	2.375%, 05/31/18	1,425,825
1,145,000	3.625%, 08/15/19	1,325,427
1,450,000	3.125%, 05/15/21	1,615,618

		13,205,956

	Total U.S. Government Obligations (Cost $14,596,645)	14,641,766

See accompanying Notes to Financial Statements.
27

Aston Funds
ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Par Value		Market Value
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES – 5.61%
	Fannie Mae – 3.74%
$667,367	4.000%, 09/01/31 Pool # MA3894	$715,347
209,276	5.500%, 07/01/36 Pool # 995112	230,474
814,684	6.000%, 01/01/39 Pool # 995581	901,802
996,811	4.000%, 02/01/42 Pool # AK4039	1,043,711

		2,891,334

	Freddie Mac – 1.87%
143,869	5.000%, 07/01/35 Gold Pool # G01840	155,859
261,273	5.500%, 08/01/38 Gold Pool # G04587	284,757
63,707	5.500%, 12/01/38 Gold Pool # G06172	69,473
897,579	4.000%, 10/01/41 Gold Pool # T60392	937,848

		1,447,937

	Total U.S. Government Mortgage- Backed Securities (Cost $4,306,388)	4,339,271

CORPORATE NOTES AND BONDS – 30.47%
	Consumer Discretionary – 2.14%
125,000	Comcast 5.850%, 11/15/15	144,096
180,000	Daimler Finance North America 1.950%, 03/28/14 (d)	182,405
150,000	DIRECTV Holdings 5.000%, 03/01/21	164,233
100,000	Mattel Senior Unsecured Notes 2.500%, 11/01/16	103,180
175,000	News America 6.650%, 11/15/37	203,979
150,000	Omnicom Group Senior Unsecured Notes 4.450%, 08/15/20	162,883
150,000	Target Senior Unsecured Notes 3.875%, 07/15/20	165,811
300,000	Time Warner Cable 5.000%, 02/01/20	334,849
175,000	Wynn Las Vegas 7.750%, 08/15/20	194,250

		1,655,686

	Consumer Staples – 3.44%
225,000	Altria Group 9.250%, 08/06/19	307,307
200,000	CCL Finance 9.500%, 08/15/14	227,000
325,000	Coca-Cola Senior Unsecured Notes 1.800%, 09/01/16	334,017
250,000	Coca-Cola Femsa SAB de CV Senior Unsecured Notes 4.625%, 02/15/20	275,739

Par Value		Market Value
	Consumer Staples (continued)
$100,000	Corp Lindley Senior Unsecured Notes 6.750%, 11/23/21 (d)	$107,250
100,000	Corp Pesquera Inca 9.000%, 02/10/17	108,000
150,000	General Mills Senior Unsecured Notes 3.150%, 12/15/21	152,710
120,000	Gruma Senior Unsecured Notes 7.750%, 12/29/49	121,500
120,000	Kellogg Senior Unsecured Notes 7.450%, 04/01/31	161,186
90,000	Kraft Foods Senior Unsecured Notes 5.375%, 02/10/20	105,542
200,000	Kroger 7.500%, 01/15/14	222,010
200,000	Virgolino de Oliveira Finance 11.750%, 02/09/22 (d)	190,500
325,000	Wal-Mart Stores Senior Unsecured Notes 3.250%, 10/25/20	346,384

		2,659,145

	Energy – 4.89%
125,000	BP Capital Markets 4.750%, 03/10/19	142,035
200,000	CNOOC Finance 212 3.875%, 05/02/22 (d) (e)	200,444
200,000	CNPC General Capital Ltd 3.950%, 04/19/22 (d)	201,672
125,000	ConocoPhillips 6.500%, 02/01/39	169,379
200,000	Devon Energy Senior Unsecured Notes 6.300%, 01/15/19	247,331
75,000	4.000%, 07/15/21	81,044
168,580	Dolphin Energy Senior Secured Notes 5.888%, 06/15/19	183,963
200,000	Gazprom OAO Via Gaz Capital Senior Unsecured Notes 5.092%, 11/29/15	212,250
150,000	Halliburton Senior Unsecured Notes 6.150%, 09/15/19	184,942
225,000	Kinder Morgan Energy Partners Senior Unsecured Notes 6.950%, 01/15/38	266,028
175,000	Marathon Petroleum Senior Secured Notes 5.125%, 03/01/21	194,350
166,000	ONEOK Partners 6.125%, 02/01/41	190,894
215,000	Pacific Rubiales Energy 7.250%, 12/12/21 (d)	235,425
100,000	7.250%, 12/12/21	109,500
300,000	Pemex Project Funding Master Trust 6.625%, 06/15/35	354,750
50,000	Petrobras International Finance 5.375%, 01/27/21	54,991
150,000	Phillips 66 5.875%, 05/01/42 (d)	158,827

See accompanying Notes to Financial Statements.
28

Aston Funds
ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Par Value		Market Value
	Energy (continued)
$ 25,000	Plains All American Pipeline LP/PAA Finance Senior Unsecured Notes 5.150%, 06/01/42	$25,555
250,000	Reliance Holdings USA 5.400%, 02/14/22 (d)	250,958
100,000	Transocean 6.000%, 03/15/18	112,019
175,000	Valero Energy 6.125%, 02/01/20	203,748

		3,780,105

	Financials – 7.63%
275,000	American Express Credit Senior Unsecured Notes 2.750%, 09/15/15	285,570
300,000	Australia & New Zealand Banking Group Senior Unsecured Notes 4.875%, 01/12/21 (d)	332,957
200,000	Banco Bradesco SA/Cayman Islands Subordinated Notes 5.750%, 03/01/22 (d)	203,800
200,000	Banco de Bogota Senior Unsecured Notes 5.000%, 01/15/17 (d)	208,200
300,000	Banco do Brasil SA/Cayman 8.500%, 10/29/49 (a) (c)	346,140
200,000	Banco Internacional del Peru Senior Unsecured Notes 5.750%, 10/07/20	204,500
300,000	Banco Mercantil del Norte Subordinated Notes 6.862%, 10/13/21 (a)	319,500
175,000	Boston Properties Senior Unsecured Notes, REIT 4.125%, 05/15/21	183,780
175,000	Citigroup Senior Unsecured Notes 6.000%, 12/13/13	184,844
100,000	Controladora Comercial Mexicana Senior Secured Notes 7.000%, 06/30/18 (c)	102,000
100,000	DBS Bank 5.000%, 11/15/19 (a)	104,628
300,000	General Electric Capital Senior Unsecured Notes 2.900%, 01/09/17	311,177
175,000	Goldman Sachs Group Senior Unsecured Notes 5.750%, 01/24/22	182,965
105,162	Iirsa Norte Finance Senior Secured Notes 8.750%, 05/30/24	126,721
	JPMorgan Chase Senior Unsecured Notes
250,000	4.950%, 03/25/20	274,844
75,000	4.500%, 01/24/22	79,998
300,000	Korea Development Bank 4.375%, 08/10/15	318,928
135,000	MetLife Senior Unsecured Notes 6.375%, 06/15/34	166,053

Par Value		Market Value
	Financials (continued)
$225,000	National Rural Utilities Cooperative Finance Collateral Trust 10.375%, 11/01/18	$330,423
200,000	Oversea-Chinese Banking 4.250%, 11/18/19 (a)	205,694
100,000	PNC Funding 6.700%, 06/10/19	123,738
150,000	4.375%, 08/11/20	165,490
250,000	Pttep Australia International Finance Property 4.152%, 07/19/15	260,614
200,000	Royal Bank of Canada Senior Notes 2.300%, 07/20/16	205,673
	Simon Property Group Senior Unsecured Notes
100,000	5.650%, 02/01/20	116,698
35,000	4.375%, 03/01/21	38,033
200,000	VTB Bank OJSC Via VTB Capital Senior Unsecured Notes 6.875%, 05/29/18	212,042
275,000	Wells Fargo Senior Unsecured Notes 4.600%, 04/01/21	302,444

		5,897,454

	Healthcare – 1.40%
100,000	Amgen Senior Unsecured Notes 3.875%, 11/15/21	105,272
255,000	Becton Dickinson Senior Unsecured Notes 3.125%, 11/08/21	264,734
200,000	Biogen Idec Senior Unsecured Notes 6.875%, 03/01/18	245,452
150,000	Express Scripts Holding 2.100%, 02/12/15 (d)	152,341
	WellPoint Senior Unsecured Notes
125,000	5.250%, 01/15/16	140,888
150,000	5.875%, 06/15/17	176,606

		1,085,293

	Industrials – 4.09%
125,000	3M Senior Unsecured Notes 5.700%, 03/15/37	164,871
100,000	Anheuser-Busch InBev Worldwide 5.375%, 11/15/14	111,138
100,000	Boeing Senior Unsecured Notes 6.875%, 03/15/39	143,834
	Covidien International Finance
185,000	2.800%, 06/15/15	193,141
50,000	6.000%, 10/15/17	60,218
125,000	Daimler Finance North America 6.500%, 11/15/13	135,501
150,000	Embraer Overseas 6.375%, 01/15/20	168,000
200,000	Empresas ICA 8.900%, 02/04/21	200,000
100,000	Grupo KUO SAB de CV 9.750%, 10/17/17	108,750

See accompanying Notes to Financial Statements.
29

Aston Funds
ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Par Value		Market Value
	Industrials (continued)
$200,000	Hutchison Whampoa International 11 4.625%, 01/13/22 (d)	$208,589
150,000	Illinois Tool Works Senior Unsecured Notes 3.375%, 09/15/21 (d)	156,676
100,000	Novartis Capital 4.400%, 04/24/20	114,423
150,000	Penerbangan Malaysia 5.625%, 03/15/16	169,032
	Southwest Airlines Senior Unsecured Notes
75,000	5.750%, 12/15/16	83,516
125,000	5.125%, 03/01/17	137,198
250,000	United Parcel Service Senior Unsecured Notes 3.125%, 01/15/21	266,214
100,000	Volcan Cia Minera Senior Unsecured Notes 5.375%, 02/02/22	104,100
200,000	Votorantim Cimentos 7.250%, 04/05/41 (d)	205,500
200,000	Waste Management 6.125%, 11/30/39	249,861
200,000	WPE International Cooperatief 10.375%, 09/30/20	178,000

		3,158,562

	Information Technology – 1.19%
100,000	Arrow Electronics Senior Unsecured Notes 3.375%, 11/01/15	103,750
100,000	IBM Senior Unsecured Notes 1.950%, 07/22/16	103,323
200,000	Intel Senior Unsecured Notes 3.300%, 10/01/21	211,652
200,000	Motorola Solutions Senior Unsecured Notes 6.000%, 11/15/17	233,699
250,000	Xerox Senior Unsecured Notes 4.250%, 02/15/15	266,599

		919,023

	Materials – 1.21%
100,000	Alcoa Senior Unsecured Notes 6.150%, 08/15/20	109,143
250,000	Celulosa Arauco y Constitucion Senior Unsecured Notes 4.750%, 01/11/22	255,804
200,000	Corp Nacional del Cobre de Chile Senior Unsecured Notes 3.875%, 11/03/21	209,086
150,000	Ecolab Senior Unsecured Notes 2.375%, 12/08/14	155,364
100,000	Inversiones CMPC 4.750%, 01/19/18	105,012
100,000	POSCO Senior Unsecured Notes 4.250%, 10/28/20 (d)	100,649

		935,058

Par Value		Market Value
	Telecommunications – 1.74%
$50,000	AT&T Senior Unsecured Notes 5.350%, 09/01/40	$54,791
150,000	Axiata SPV1 Labuan 5.375%, 04/28/20	161,508
296,000	British Telecom Senior Unsecured Notes 5.950%, 01/15/18	345,966
25,000	Comcast 5.900%, 03/15/16	29,024
125,000	Deutsche Telekom International Finance BV 8.750%, 06/15/30	172,245
100,000	France Telecom Senior Unsecured Notes 2.750%, 09/14/16	102,734
300,000	Globo Comunicacao e Participacoes 6.250%, 07/20/15 (e)	323,250
150,000	NII Capital 8.875%, 12/15/19	151,875

		1,341,393

	Utilities – 2.74%
200,000	Abu Dhabi National Energy Senior Unsecured Notes 5.875%, 12/13/21	216,250
150,000	AES Gener Senior Unsecured Notes 7.500%, 03/25/14	161,250
200,000	Duke Energy Senior Unsecured Notes 3.550%, 09/15/21	208,953
350,000	EGE Haina Finance Senior Secured Notes 9.500%, 04/26/17	366,625
200,000	Hongkong Electric Finance 4.250%, 12/14/20	209,345
100,000	Hydro Quebec 2.000%, 06/30/16	103,357
200,000	Instituto Costarricense de Electricidad Senior Unsecured Notes 6.950%, 11/10/21 (d)	212,000
	Midamerican Energy Holdings Senior Unsecured Notes
50,000	5.950%, 05/15/37	60,463
150,000	6.500%, 09/15/37	192,613
97,024	Nakilat 6.267%, 12/31/33	106,903
250,000	Southern Power Senior Unsecured Notes 4.875%, 07/15/15	276,236

		2,113,995

	Total Corporate Notes and Bonds (Cost $23,161,006)	23,545,714

COLLATERALIZED MORTGAGE-BACKED SECURITIES – 15.64%
500,000	American General Mortgage Loan Trust Series 2010-1A, Class A3 5.650%, 03/25/58 (a) (d)	526,120
839,210	Banc of America Funding Series 2010-R9, Class 3A3 5.500%, 12/26/35 (d)	374,805

See accompanying Notes to Financial Statements.
30

Aston Funds
ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Par Value		Market Value
$50,000	Banc of America Merrill Lynch Commercial Mortgage Series 2007-1, Class A4 5.451%, 01/15/49	$56,648
25,000	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class AM 5.243%, 12/11/38	26,012
25,000	Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class AM 5.582%, 09/11/41 (a)	26,599
437,246	Citicorp Mortgage Securities Series 2007-2, Class 3A1 5.500%, 02/25/37	390,009
50,000	Citigroup Commercial Mortgage Trust Series 2005-C3, Class AM 4.830%, 05/15/43 (a)	51,604
100,000	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4, 6.276%, 12/10/49 (a)	116,373
7,630,374	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5, Class XP 0.323%, 11/15/44 (a) (b) (d)	37,061
60,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322%, 12/11/49	66,759
1,288,503	Citimortgage Alternative Loan Trust Series 2007-A4, Class 1A13 5.750%, 04/25/37	907,065
50,000	Commercial Mortgage Pass Through Certificates Series 2006-C7, Class AM 5.965%, 06/10/46 (a)	51,256
193,165	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 2.586%, 07/10/46 (a) (b) (d)	13,096
642,568	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/25/36	265,187
156,828	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/25/37	113,507
597,856	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 0.739%, 09/25/37 (a)	306,813
575,632	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 6.261%, 09/25/37 (a) (b)	119,513
383,249	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-16, Class A8 1.139%, 09/25/35 (a)	334,935
300,000	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/25/37	265,278
100,000	Credit Suisse First Boston Mortgage Securities Series 1998 -C2 Class F 6.750%, 11/15/30 (a) (d)	107,067

Par Value		Market Value
$5,723,550	Credit Suisse First Boston Mortgage Securities Series 1997-C2, Class AX 0.269%, 01/17/35 (a) (b)	$17,514
183,519	Credit Suisse First Boston Mortgage Securities Series 2005-8, Class 9A4 5.500%, 09/25/35	166,232
821,046	Credit Suisse Mortgage Capital Certificates Series 2006-7, Class 1A3 5.000%, 08/25/36	635,716
100,000	Fontainebleau Miami Beach Trust Series 2001-FBLU, Class C 4.270%, 05/05/27 (d)	101,265
50,000	GE Capital Commercial Mortgage Series 2005-C4, Class AM 5.437%, 11/10/45 (a)	51,381
50,000	GMAC Commercial Mortgage Securities Series 2006-C1, Class AM 5.290%, 11/10/45 (a)	50,655
100,000	GMAC Commercial Mortgage Securities Series 2006 -C1 Class AJ 5.349%, 11/10/45 (a) (e)	75,635
50,000	Greenwich Capital Commercial Funding Series 2007-GG9, Class A4 5.444%, 03/10/39	55,532
219,965	HSBC Asset Loan Obligation Series 2007-2, Class 1A1 5.500%, 09/25/37	213,806
58,790	JPMorgan Chase Commercial Mortgage Securities Series 2003 -CB6 Class A1 4.393%, 07/12/37	59,262
40,000	JPMorgan Chase Commercial Mortgage Securities Series 2006-CB16, Class A4 5.552%, 05/12/45	45,236
2,635,149	JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP8, Class X 0.735%, 05/15/45 (a) (b)	50,107
1,286,883	JPMorgan Chase Commercial Mortgage Securities Series 2011-C4, Class XA 1.793%, 07/15/46 (a) (b) (d)	98,467
25,000	JPMorgan Chase Commercial Mortgage Securities Series 2011-C5, Class AS 5.491%, 08/15/46 (a) (d)	27,986
50,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-CB19, Class A4 5.925%, 02/12/49 (a)	57,278
100,000	JPMorgan Chase Commercial Mortgage Securities Series 2007 -CB17 Class AM 5.925%, 02/12/49 (a)	97,512
50,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-CB20, Class A4 5.794%, 02/12/51 (a)	57,770
50,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-C1, Class A4 5.716%, 02/15/51	55,507

See accompanying Notes to Financial Statements.
31

Aston Funds
ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Par Value		Market Value
$100,000	LB-UBS Commercial Mortgage Trust Series 2006 -C7 Class AJ 5.407%, 11/15/38 (e)	$57,147
8,153,346	LB-UBS Commercial Mortgage Trust Series 2007-C7, Class XCL 0.121%, 09/15/45 (a) (b) (d)	69,727
36,289	Morgan Stanley Capital I Series 2006-HQ9, Class AAB 5.685%, 07/12/44	37,598
50,000	Morgan Stanley Capital I Series 2006-HQ9, Class AM 5.773%, 07/12/44 (a)	54,347
1,479,308	Morgan Stanley Capital I Series 2011-C1, Class XA 1.148%, 09/15/47 (a) (b) (d)	56,806
7,244,413	Morgan Stanley Capital I Series 2007-1Q16, Class X2 0.368%, 12/12/49 (a) (b) (d)	58,796
300,000	Nomura Asset Acceptance Series 2005-AP3, Class A3 5.318%, 08/25/35 (a)	188,603
63,102	Prudential Commercial Mortgage Trust Series 2003 -PWR1 Class A1 3.669%, 02/11/36	63,542
320,400	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/25/36	171,901
824,081	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/25/37	535,767
100,000	Rialto Real Estate Fund LP Series 2012-LT1A, Class A 4.750%, 02/15/25 (d)	100,511
601,888	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 5.326%, 02/25/36 (a)	419,152
245,259	Structured Asset Securities Series 2005-10, Class 1A1 5.750%, 06/25/35	226,768
100,000	TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class AJ 5.656%, 08/15/39 (a)	104,508
25,000	Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Class AM 5.493%, 12/15/44 (a)	26,404
602,890	Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1 6.000%, 06/25/37	501,198
1,000,000	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 2A2 6.000%, 07/25/37	981,961
1,021,898	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/25/37	949,275
983,626	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/25/37	936,255

Par Value		Market Value
$474,573	Wells Fargo Mortgage Loan Trust Series 2012-RR1 Class A1 2.847%, 08/27/37 (a) (c) (d)	$477,017

	Total Collateralized Mortgage- Backed Securities (Cost $11,902,364)	12,089,851

ASSET-BACKED SECURITIES – 2.24%
100,000	Credit-Based Asset Servicing and Securitization Series 2007-MX1, Class A4 6.231%, 12/25/36 (d) (f)	68,011
757,000	GSAA Trust Series 2006-15, Class AF3B 5.933%, 09/25/36 (a)	134,436
565,042	Residential Asset Mortgage Products Series 2006-RS5, Class A3 0.409%, 09/25/36 (a)	410,652
500,000	Residential Asset Securities Series 2004-KS6, Class A15 5.850%, 07/25/34 (a)	395,762
756,701	Series 2005-KS4, Class M1 0.649%, 05/25/35 (a)	721,579

	Total Asset-Backed Securities (Cost $1,763,054)	1,730,440

FOREIGN GOVERNMENT BONDS – 3.70%
300,000	Banco Latinoamericano de Comercio Exterior Senior Unsecured Notes 3.750%, 04/04/17 (d)	300,750
325,000	Corp Andina de Fomento Senior Unsecured Notes 3.750%, 01/15/16	341,286
226,000	Mexico Government International Bond Senior Unsecured Notes 5.625%, 01/15/17	264,985
50,000	Province of Ontario Canada 2.300%, 05/10/16	52,068
400,000	Qatar Government International Bond 4.500%, 01/20/22	424,000
250,000	Qatar Government International Bond 6.400%, 01/20/40	300,313
250,000	Ras Laffan Liquefied Natural Gas III 5.838%, 09/30/27	270,685
200,000	Russian Foreign Bond 4.500%, 04/04/22 (c) (d)	207,600
400,000	South Africa Government International Bond Senior Unsecured Notes 4.665%, 01/17/24	421,000
250,000	Wakala Global Sukuk 4.646%, 07/06/21	273,930

	Total Foreign Government Bonds (Cost $2,808,042)	2,856,617

Total Investments – 95.85% (Cost $72,559,022)* 74,070,926
Net Other Assets and Liabilities – 4.15%		3,204,500

Net Assets – 100.00%		$77,275,426

See accompanying Notes to Financial Statements.
32

Aston Funds
ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

*	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$1,736,879
Gross unrealized depreciation	(224,975)

Net unrealized appreciation	$1,511,904

(a)	Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2012.
(b)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value the “interest only” holding.
(c)	Securities with a total aggregate market value of $1,557,203 or 2.02% of the net assets were valued under the fair valuation procedures established by the Fund’s Board of Trustees.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2012, these securities amounted to $5,933,278 or 7.68% of net assets. These securities have been determined by the Subadviser to be liquid securities.
(e)	Delayed delivery security. See Note B-3 in the Notes to Financial Statements.
(f)	Step Coupon. Security becomes interest bearing at a future date.
(g)	Security with a market value of $441,844 has been pledged as collateral for delayed delivery securities.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor

Portfolio Composition

U.S. Government Obligations	19%
U.S. Government Agency Obligations	30%
Corporate Notes and Bonds (S&P Ratings)
AAA	2%
AA	4%
A	11%
BBB	17%
BB	3%
B	2%
Lower than B	11%
Not Rated	1%

100%

See accompanying Notes to Financial Statements.
33

Aston Funds
ASTON/TCH Fixed Income Fund	April 30, 2012
Schedule of Investments (unaudited)

Par Value		Market Value
CORPORATE NOTES AND BONDS – 60.69%
	Consumer Discretionary – 5.60%
	JC Penney Senior Unsecured Notes
$300,000	6.375%, 10/15/36	$258,750
250,000	7.400%, 04/01/37	241,250
1,000,000	Limited Brands Senior Unsecured Notes 7.600%, 07/15/37	1,015,000
	Macy’s Retail Holdings
100,000	7.875%, 07/15/15 (a)	117,597
500,000	6.375%, 03/15/37	587,499
250,000	Mattel Senior Unsecured Notes 6.200%, 10/01/40	285,171
500,000	O’Reilly Automotive 4.625%, 09/15/21	540,741
250,000	Staples 9.750%, 01/15/14	283,402
450,000	Whirlpool, MTN Unsecured Notes 8.600%, 05/01/14	505,548
250,000	Wyndham Worldwide Senior Unsecured Notes 7.375%, 03/01/20	299,183

		4,134,141

	Consumer Staples – 2.84%
	Altria Group
500,000	8.500%, 11/10/13	556,512
200,000	10.200%, 02/06/39	321,104
250,000	Corn Products International Senior Unsecured Notes 6.625%, 04/15/37	294,691
200,000	Kellogg Senior Unsecured Notes 5.125%, 12/03/12	205,515

Par Value		Market Value
	Consumer Staples (continued)
$150,000	PepsiCo Senior Unsecured Notes 7.900%, 11/01/18	$203,747
250,000	Ralcorp Holdings 6.625%, 08/15/39	260,759
200,000	Reynolds American 7.750%, 06/01/18	251,138

		2,093,466

	Energy – 9.79%
	Chesapeake Energy
500,000	6.775%, 03/15/19	486,875
250,000	6.625%, 08/15/20	245,000
250,000	6.125%, 02/15/21	237,500
250,000	CNOOC Finance 212 3.875%, 05/02/22 (b) (e)	250,556
500,000	Dolphin Energy 5.500%, 12/15/21 (b)	535,000
500,000	Ecopetrol SA Senior Unsecured Notes 7.625%, 07/23/19	630,250
250,000	El Paso Pipeline Partners Operating 7.500%, 11/15/40	301,506
250,000	Energy Transfer Partners Senior Unsecured Notes 9.000%, 04/15/19	312,797
500,000	6.500%, 02/01/42	531,176
400,000	Hess Senior Unsecured Notes 8.125%, 02/15/19	520,432
400,000	Kinder Morgan Energy Partners Senior Unsecured Notes 9.000%, 02/01/19	515,301
450,000	Nabors Industries 9.250%, 01/15/19	587,050
250,000	Pride International Senior Unsecured Notes 6.875%, 08/15/20	308,215
750,000	Rockies Express Pipeline Senior Unsecured Notes 6.875%, 04/15/40 (b)	633,750
250,000	Rowan Senior Unsecured Notes 5.000%, 09/01/17	270,078
250,000	Valero Energy 9.375%, 03/15/19	330,888
400,000	Weatherford International 9.625%, 03/01/19	529,628

		7,226,002

	Financials – 20.95%
250,000	AFLAC Senior Unsecured Notes 8.500%, 05/15/19	330,668
450,000	American Financial Group Senior Unsecured Notes 9.875%, 06/15/19	556,581
250,000	Banco Bradesco SA/Cayman Islands Subordinated Notes 5.750%, 03/01/22 (b)	254,750
250,000	Bancolombia SA Senior Unsecured Notes 5.950%, 06/03/21	266,875

See accompanying Notes to Financial Statements.
34

Aston Funds
ASTON/TCH Fixed Income Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Par Value		Market Value
	Financials (continued)
$250,000	Berkshire Hathaway Finance Senior Unsecured Notes 0.940%, 02/11/13 (c)	$251,275
150,000	Blackstone Holdings Finance 6.625%, 08/15/19 (b) (d)	162,543
250,000	Bunge Ltd Finance 8.500%, 06/15/19	311,371
500,000	Daimler Finance 1.249%, 04/10/14 (b) (c)	500,186
250,000	Discover Bank Subordinated Notes 7.000%, 04/15/20	291,050
250,000	Export-Import Bank of Korea 4.375%, 09/15/21	255,860
500,000	5.000%, 04/11/22	539,215
1,000,000	General Electric Capital, MTN Senior Unsecured Notes 1.166%, 04/24/14 (c)	1,002,354
800,000	Goldman Sachs Capital I 6.345%, 02/15/34	747,503
250,000	Goldman Sachs Group Subordinated Notes 6.750%, 10/01/37	247,821
450,000	Harley-Davidson Funding 5.750%, 12/15/14 (b)	490,068
500,000	HCP Senior Unsecured Notes 5.375%, 02/01/21	551,830
500,000	IPIC, GMTN 5.000%, 11/15/20 (b)	521,250
500,000	6.875%, 11/01/41 (b)	536,250
200,000	Jefferies Group Senior Unsecured Notes 8.500%, 07/15/19	222,000
750,000	JPMorgan Chase Capital XXVII 7.000%, 11/01/39	759,375
250,000	Korea Finance Senior Unsecured Notes 4.625%, 11/16/21	260,660
250,000	Lincoln National Senior Unsecured Notes
	6.300%, 10/09/37	273,856
750,000	7.000%, 06/15/40	886,712
300,000	Marsh & McLennan Senior Unsecured Notes 9.250%, 04/15/19	399,077
750,000	Merrill Lynch, MTN 6.875%, 04/25/18	836,584
500,000	Morgan Stanley Senior Unsecured Notes 5.500%, 07/28/21	489,410
250,000	NASDAQ OMX Group Senior Unsecured Notes 5.550%, 01/15/20	261,966
1,000,000	NB Capital Trust II 7.830%, 12/15/26	1,008,750
125,000	Prudential Financial Senior Unsecured Notes 5.625%, 05/12/41	131,289
500,000	Prudential Financial, MTN 5.800%, 11/16/41	540,085
250,000	Royal Bank of Canada Senior Unsecured Notes 1.253%, 10/30/14 (c)	252,404

Par Value		Market Value
	Financials (continued)
$1,000,000	SLM, MTN Senior Unsecured Notes 5.625%, 08/01/33	$835,000
500,000	Wells Fargo Senior Unsecured Notes 0.666%, 10/28/15 (c)	490,522

		15,465,140

	Healthcare – 2.92%
	Davita
125,000	6.375%, 11/01/18	131,563
375,000	6.625%, 11/01/20	394,219
200,000	Hospira, GMTN Senior Unsecured Notes 6.400%, 05/15/15	224,184
250,000	Humana Senior Unsecured Notes 8.150%, 06/15/38	333,006
500,000	Lorillard Tobacco 8.125%, 05/01/40	618,397
450,000	WellPoint Senior Unsecured Notes 6.800%, 08/01/12	456,904

		2,158,273

	Industrials – 2.75%
750,000	Ball 5.750%, 05/15/21	810,000
250,000	FedEx Senior Notes 8.000%, 01/15/19	328,936
250,000	Mattel Senior Unsecured Notes 5.450%, 11/01/41	265,454
250,000	Transocean 7.350%, 12/15/41	306,892
250,000	Waste Management 7.375%, 03/11/19	318,231

		2,029,513

	Information Technology – 1.69%
250,000	KLA Instruments Senior Unsecured Notes 6.900%, 05/01/18	302,808
200,000	Motorola Senior Unsecured Notes 6.625%, 11/15/37	223,503
500,000	Telecom Italia Capital SA 7.721%, 06/04/38	471,875
250,000	Xerox Senior Unsecured Notes 1.874%, 09/13/13 (c)	251,922

		1,250,108

	Materials – 5.62%
750,000	ArcelorMittal Senior Unsecured Notes 5.500%, 03/01/21	739,596
400,000	7.000%, 10/15/39	390,834
700,000	Bemis Senior Unsecured Notes 6.800%, 08/01/19	835,369

See accompanying Notes to Financial Statements.
35

Aston Funds
ASTON/TCH Fixed Income Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Par Value		Market Value
	Materials (continued)
$250,000	Dow Chemical (The) Senior Unsecured Notes 8.550%, 05/15/19	$331,816
250,000	Hyundai Steel Senior Unsecured Notes 4.625%, 04/21/16 (b)	259,784
500,000	International Paper Senior Unsecured Notes 8.700%, 06/15/38	682,567
550,000	Rio Tinto Finance 8.950%, 05/01/14	634,027
250,000	Sonoco Products Senior Unsecured Notes 5.750%, 11/01/40	275,922

		4,149,915

	Telecommunication Services – 4.84%
250,000	CBS 8.875%, 05/15/19	333,536
500,000	CenturyLink Senior Unsecured Notes 7.600%, 09/15/39	475,623
500,000	7.650%, 03/15/42	475,161
400,000	Expedia 5.950%, 08/15/20	418,631
350,000	Frontier Communications Senior Unsecured Notes 9.000%, 08/15/31	335,125
250,000	Telefonica Emisiones SAU 5.877%, 07/15/19	246,792
250,000	Telefonica Europe BV 8.250%, 09/15/30	256,118
450,000	Time Warner Cable 8.250%, 02/14/14	506,677
500,000	Windstream 7.500%, 06/01/22	526,250

		3,573,913

	Utilities – 3.69%
200,000	Allegheny Energy Supply Senior Unsecured Notes 6.750%, 10/15/39 (b)	223,789
250,000	CMS Energy Senior Unsecured Notes 5.050%, 03/15/22	255,571
500,000	Dubai Electricity & Water Authority Senior Unsecured Notes 8.500%, 04/22/15 (b)	559,000
450,000	FPL Group Capital 7.875%, 12/15/15	541,729
250,000	Oncor Electric Delivery 7.500%, 09/01/38	317,354
150,000	Pacific Gas & Electric Senior Unsecured Notes 8.250%, 10/15/18	202,240
450,000	Sempra Energy Senior Unsecured Notes 9.800%, 02/15/19	624,839

		2,724,522

	Total Corporate Notes and Bonds (Cost $40,721,270)	44,804,993

Par Value		Market Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 24.82%
	Fannie Mae – 7.57%
$332,756	6.000%, 11/01/17, Pool # 662854	$364,408
144,183	6.000%, 04/01/18, Pool # 725175	157,898
293,660	5.500%, 11/01/18, Pool # 748886	321,818
136,414	4.500%, 06/01/19, Pool # 747860	148,170
594,060	6.000%, 01/01/21, Pool # 850787	651,496
272,720	6.000%, 09/01/32, Pool # 847899	305,755
132,236	6.000%, 02/01/34, Pool # 771952	148,254
108,763	7.500%, 02/01/35, Pool # 787557	133,425
59,183	7.500%, 04/01/35, Pool # 819231	72,658
198,710	6.000%, 11/01/35, Pool # 844078	221,227
314,556	5.000%, 05/01/36, Pool # 745581	342,098
211,877	6.000%, 12/01/36, Pool # 888029	234,960
279,404	5.500%, 06/01/37, Pool # 918778	305,783
265,099	6.500%, 10/01/37, Pool # 888890	299,619
866,762	5.500%, 03/01/38, Pool # 962344	948,596
438,449	4.000%, 02/01/41, Pool # AE0949	464,422
441,942	4.000%, 02/01/41, Pool # AH5695	468,053

		5,588,640

	Freddie Mac – 7.68%
625,708	5.500%, 11/01/20, Gold Pool # G18083	680,901
117,410	5.500%, 12/01/20, Gold Pool # G11820	127,766
126,362	6.000%, 10/01/35, Gold Pool # A47772	140,168
332,777	5.500%, 05/01/37, Gold Pool # A60048	362,897
608,509	5.500%, 09/01/37, Gold Pool # G03202	663,584
709,322	5.000%, 02/01/38, Gold Pool # A73409	767,106
1,033,244	5.000%, 04/01/38, Gold Pool # G04334	1,139,858
482,495	4.000%, 12/01/39, Gold Pool # G06935	509,795
217,902	4.000%, 05/01/41, Gold Pool # Q00870	230,470
990,089	4.000%, 11/01/41, Gold Pool # Q04550	1,047,193

		5,669,738

See accompanying Notes to Financial Statements.
36

Aston Funds
ASTON/TCH Fixed Income Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Par Value		Market Value
	Government National Mortgage Association – 3.93%
$337,532	5.000%, 05/01/37, Pool # 782156	$373,992
798,949	5.000%, 08/20/37, Pool # 4015	888,487
574,723	6.000%, 07/20/38, Pool # 4195	648,112
680,437	5.500%, 08/20/38, Pool # 4215	740,069
220,856	6.000%, 01/15/39, Pool # 698036	249,529

		2,900,189

	U.S. Treasury Bill – 1.35%
1,000,000	0.075%, 06/07/12	999,933

	U.S. Treasury Inflation Index Bonds – 4.29%
1,580,850	1.375%, 07/15/18	1,832,798
1,084,810	1.750%, 01/15/28	1,336,944

		3,169,742

	Total U.S. Government and Agency Obligations (Cost $16,830,088)	18,328,242

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.51%
275,000	Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class A4 5.742%, 09/11/42 (c)	322,219
793,038	JP Morgan Chase Commercial Mortgage Securities Series 2005-CB13, Class A2 5.247%, 01/12/43	795,622

	Total Commercial Mortgage-Backed Securities (Cost $935,636)	1,117,841

ASSET-BACKED SECURITIES – 6.90%
293,744	Capital Auto Receivables Asset Trust Series 2008-2, Class A4 5.420%, 12/15/14	296,990
453,339	CarMax Auto Owner Trust Series 2009-1, Class A4 5.810%, 12/16/13	461,362
38,786	Ford Credit Auto Owner Trust Series 2008-B, Class A4A 4.950%, 03/15/13	38,882
372,852	Series 2008-C, Class A4A 5.160%, 04/15/13	374,653
819,694	6.070%, 05/15/14	839,192
300,000	Series 2009-B, Class A4 4.500%, 07/15/14	307,552
112,242	Harley-Davidson Motorcycle Trust Series 2008-1, Class A4 4.900%, 12/15/13	113,000
881,793	4.550%, 01/15/17	889,483
	Nissan Auto Receivables Owner Trust
42,611	Series 2009-1, Class A3 5.000%, 09/15/14	42,886
664,372	Series 2008-B, Class A4 5.050%, 11/17/14	671,609

Par Value		Market Value
$1,042,329	USAA Auto Owner Trust Series 2009-1, Class A4 4.770%, 09/15/14	$1,055,837

	Total Asset-Backed Securities (Cost $5,118,306)	5,091,446

FOREIGN GOVERNMENT BONDS – 1.67%
500,000	Republic of Latvia 5.250%, 02/22/17 (b)	515,000
500,000	Republic of Poland 5.000%, 03/23/22	537,500
150,000	State of Qatar Senior Notes 6.400%, 01/20/40 (b)	180,188

	Total Foreign Government Bonds (Cost $1,140,391)	1,232,688

Shares
INVESTMENT COMPANY – 2.36%
1,741,634	BlackRock Liquidity Funds TempCash Portfolio (f)	1,741,634

	Total Investment Company (Cost $1,741,634)	1,741,634

Total Investments – 97.95% (Cost $66,487,325)*		72,316,844

Net Other Assets and Liabilities – 2.05%		1,510,594

Net Assets – 100.00%		$73,827,438

*	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$6,292,279
Gross unrealized depreciation	(462,760)
Net unrealized appreciation	$5,829,519

(a)	Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate will be 7.875% untill maturity.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2012, these securities amounted to $5,622,114 or 7.62% of net assets. These securities have been determined by the Subadviser to be liquid securities.
(c)	Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2012.
(d)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.
(e)	Delayed delivery security. See Note B-3 in the Notes to Financial Statements.
(f)	Security with a market value of $556,928 has been pledged as collateral for delayed delivery security.

GMTN	Global Medium Term Note
MTN	Medium Term Note
NASDAQ	MTN Medium Term Note Automated Quotations
S&P	Standard & Poor

See accompanying Notes to Financial Statements.
37

Aston Funds
ASTON/TCH Fixed Income Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

XXXXXX
Portfolio Composition
Investment Company	2%
U.S. Government Obligations	6%
U.S. Government Agency Obligations	19%
Corporate Notes and Bonds
(Moody’s Ratings (d) unaudited)
Aaa	9%
Aa	3%
A	11%
Baa	37%
Ba	12%
B	1%

100%

See accompanying Notes to Financial Statements.
38

Aston Funds
ASTON/Lake Partners LASSO Alternatives Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
INVESTMENT COMPANIES – 101.20%
	Arbitrage – 11.46%
8,086	Arbitrage Fund-I	$106,166
348,167	Dunham Monthly Distribution Fund-N	12,927,447
818,039	Merger Fund	12,933,193
362,865	Touchstone Merger Arbitrage Fund	3,846,371

		29,813,177

	Hedged Fixed Income – 25.19%
615,659	Driehaus Active Income Fund .	6,470,573
643,519	Driehaus Select Credit Fund	6,505,979
11,912	Eaton Vance Global Macro Absolute Return Fund-I	118,409
1,200,988	John Hancock Funds II - Strategic Income Opportunities Fund .	13,018,714
2,602,473	Metropolitan West High Yield Bond Fund-I	26,337,029
1,000,048	Templeton Global Total Return Fund-AD	13,070,631

		65,521,335

	Commodities – 2.87%
97,523	Forward Commodity Long/Short Strategy Fund-I	2,534,628
192,259	Guggenheim - Long/Short Commodities Strategy Fund-Y	4,921,820

		7,456,448

	Global Macro – 7.46%
1,812,858	John Hancock Funds II - Global Absolute Return Strategies Fund *	19,397,578

	Long/Short Strategies – 47.16%
1,140,367	FPA Crescent Fund-I	32,432,027
2,508,348	Robeco Boston Partners Long/Short Equity Fund-IS	50,618,463
377,343	Royce Global Select Fund-INV	6,629,922

Shares		Market Value
	Long/Short Strategies (continued)
2,543,350	The Weitz Funds - Partners III Opportunity Fund	$32,885,520
9,990	Turner Medical Sciences Long/Short Fund *	101,503

		122,667,435

	Cash Equivalents – 7.06%
18,352,297	Blackrock Liquidity Funds Treasury Trust Fund Portfolio	18,352,297

	Total Investment Companies (Cost $257,948,143)	263,208,270

Total Investments – 101.20% (Cost $257,948,143)**		263,208,270

Net Other Assets and Liabilities – (1.20)%		(3,121,875)

Net Assets – 100.00%		$260,086,395

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$6,131,121
Gross unrealized depreciation	(870,994)

Net unrealized appreciation	$5,260,127

See accompanying Notes to Financial Statements.
39

Aston Funds
ASTON Dynamic Allocation Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
EXCHANGE TRADED FUNDS – 89.59%
	Commodities – 6.03%
36,470	iShares Silver Trust *	$1,098,111
6,995	SPDR Gold Shares *	1,132,351

		2,230,462

	Domestic Equities – 12.91%
133,324	Financial Select Sector SPDR Fund	2,055,856
30,820	Health Care Select Sector SPDR Fund	1,156,058
43,928	Utilities Select Sector SPDR Fund	1,566,472

		4,778,386

	Domestic Fixed Income – 51.96%
174,698	iShares Barclays 1-3 Year Treasury Bond Fund	14,754,993
20,391	iShares Barclays Aggregate Bond Fund	2,255,041
19,044	iShares iBoxx Investment Grade Corporate Bond Fund	2,218,245

		19,228,279

	International Equities – 6.07%
94,177	iShares MSCI Australia Index Fund	2,245,180

	Real Estate – 12.62%
30,226	iShares Cohen & Steers Realty Majors Index Fund	2,379,995
34,959	Vanguard REIT	2,288,766

		4,668,761

	Total Exchange Traded Funds (Cost $32,935,383)	33,151,068

Shares		Market Value
INVESTMENT COMPANY – 10.51%
3,890,174	BlackRock Liquidity Funds TempCash Portfolio	$3,890,174

	Total Investment Company (Cost $3,890,174)	3,890,174

Total Investments – 100.10% (Cost $36,825,557)**		37,041,242

Net Other Assets and Liabilities – (0.10)%		(38,514)

Net Assets – 100.00%		$37,002,728

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$290,440
Gross unrealized depreciation	(74,755)

Net unrealized appreciation	$215,685

MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.
40

Aston Funds
ASTON/M.D. Sass Enhanced Equity Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 97.36%
	Consumer Discretionary – 8.77%
135,000	Carnival (a)	$4,386,150
87,000	Kohl’s (a)	4,361,310
280,000	Staples (a)	4,312,000

		13,059,460

	Consumer Staples – 13.74%
170,000	ConAgra Foods (a)	4,389,400
68,000	PepsiCo (a)	4,488,000
40,000	Procter & Gamble	2,545,600
155,000	Sysco (a)	4,479,500
130,000	Walgreen (a)	4,557,800

		20,460,300

	Financials – 10.34%
240,000	Bank of America (a)	1,946,400
125,000	MetLife (a)	4,503,750
63,000	PartnerRe (Bahamas) (a)	4,386,060
50,000	SunTrust Banks (a)	1,214,000
100,000	Wells Fargo (a)	3,343,000

		15,393,210

	Healthcare – 11.96%
55,000	Becton Dickinson (a)	4,314,750
110,000	Eli Lilly (a)	4,552,900
67,000	Johnson & Johnson (a)	4,361,030
120,000	Medtronic (a)	4,584,000

		17,812,680

	Industrials – 13.88%
90,000	Eaton (a)	4,336,200
90,000	Emerson Electric (a)	4,728,600
200,000	General Electric (a)	3,916,000
5,000	Illinois Tool Works (a)	286,900
25,000	Lockheed Martin (a)	2,263,500
15,100	Raytheon (a)	817,514
53,000	United Technologies (a)	4,326,920

		20,675,634

Shares		Market Value
	Information Technology – 18.69%
370,000	Applied Materials (a)	$4,436,300
225,000	Cisco Systems (a)	4,533,750
310,000	Corning (a)	4,448,500
95,000	Harris (a)	4,326,300
145,000	Intel (a)	4,118,000
4,000	Microsoft (a)	128,080
725,000	Nokia OYJ, SP ADR (Finland) (a)	2,646,250
410,000	Xerox (a)	3,189,800

		27,826,980

	Telecommunication Services – 3.09%
140,000	AT&T (a)	4,607,400

	Utilities – 16.89%
69,000	Entergy (a)	4,523,640
174,096	Exelon	6,791,485
95,000	FirstEnergy (a)	4,447,900
6,000	NextEra Energy (a)	386,100
164,000	PPL (a)	4,485,400
145,000	Public Service Enterprise Group (a)	4,516,750

		25,151,275

	Total Common Stocks (Cost $148,695,874)	144,986,939

Number of Contracts
PURCHASED OPTIONS – 0.55%
	SPDR S&P 500 ETF Trust
300	Strike @ $120 Exp 05/19/12	1,200
500	Strike @ $121 Exp 05/19/12	2,000
500	Strike @ $122 Exp 05/19/12	2,500
500	Strike @ $123 Exp 05/19/12	3,500
1,867	Strike @ $124 Exp 05/19/12	13,069
1,900	Strike @ $125 Exp 05/19/12	15,200
1,468	Strike @ $126 Exp 05/19/12	13,212
1,200	Strike @ $123 Exp 06/16/12	48,000
1,200	Strike @ $124 Exp 06/16/12	52,800
1,200	Strike @ $125 Exp 06/16/12	60,000
500	Strike @ $126 Exp 06/16/12	27,500
2,500	Strike @ $124 Exp 06/29/12	172,500
2,500	Strike @ $125 Exp 06/29/12	192,500
2,500	Strike @ $126 Exp 06/29/12	220,000

	Total Purchased Options (Premiums Paid $1,977,426)	823,981

Shares
INVESTMENT COMPANY – 4.35%
6,475,318	BlackRock Liquidity Funds FedFund Portfolio	6,475,318

	Total Investment Company (Cost $6,475,318)	6,475,318

Total Investments – 102.26% (Cost $157,148,618)**		152,286,238

Net Other Assets and Liabilities – (2.26)%		(3,372,746)

Net Assets – 100.00%		$148,913,492

See accompanying Notes to Financial Statements.
41

Aston Funds
ASTON/M.D. Sass Enhanced Equity Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$5,591,024
Gross unrealized depreciation	(10,453,404)

Net unrealized depreciation	$(4,862,380)

(a)	These securities are pledged as collateral for call options written.
ETF	Exchange-Traded Fund
S&P	Standard & Poor
SP ADR	Sponsored American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipt

Transactions in written call options for the period ended April 30, 2012 were as follows:

	Number of Contracts	Premium
Outstanding October 31, 2011	37,160	$3,231,770
Call Options Written	59,461	4,318,238
Call Options Closed or Expired	(44,129)	(3,509,819)
Call Options Exercised	(7,474)	(795,059)

Outstanding, April 30, 2012	45,018	$3,245,130

Premiums received and value of written call equity options outstanding as of April 30, 2012.

Number of Contracts	Description	Premium Received	Market Value
	Applied Materials
1,500	Strike @ $13 Exp 10/12	$54,222	$57,000

	AT&T
100	Strike @ $31 Exp 05/12	3,597	18,800
713	Strike @ $32 Exp 07/12	25,751	93,403
300	Strike @ $32 Exp 10/12	25,192	48,000
287	Strike @ $33 Exp 10/12	14,199	29,274

	Bank of America
600	Strike @ $10 Exp 08/12	11,400	10,200
1,800	Strike @ $9 Exp 08/12	51,555	63,000

	Becton Dickinson
550	Strike @ $80 Exp 09/12	105,721	104,500

	Carnival
110	Strike @ $35 Exp 07/12	7,587	7,150
1,028	Strike @ $36 Exp 07/12	97,244	41,120
212	Strike @ $35 Exp 10/12	23,950	28,620

	Cisco Systems
2,150	Strike @ $22 Exp 01/13	189,014	202,100

	ConAgra Foods
240	Strike @ $26 Exp 06/12	9,354	9,600
340	Strike @ $27 Exp 09/12	14,951	11,900
820	Strike @ $28 Exp 09/12	23,759	10,250

	Corning
174	Strike @ $16 Exp 08/12	8,348	4,524
1,312	Strike @ $17 Exp 08/12	28,831	14,432
150	Strike @ $18 Exp 08/12	5,096	900
464	Strike @ $16 Exp 11/12	21,796	25,984
1,000	Strike @ $17 Exp 11/12	35,975	35,000

	Eaton
300	Strike @ $55 Exp 10/12	26,983	22,500
600	Strike @ $52.5 Exp 01/13	130,968	138,000

Number of Contracts	Description	Premium Received	Market Value
	Eli Lilly
150	Strike @ $41 Exp 07/12	$13,196	$18,300
950	Strike @ $43 Exp 10/12	127,074	159,600

	Emerson Electric
900	Strike @ $55 Exp 09/12	125,825	135,000

	Entergy
33	Strike @ $70 Exp 01/13	4,883	3,465

	FirstEnergy
103	Strike @ $44 Exp 07/12	8,649	29,355
175	Strike @ $46 Exp 07/12	12,070	25,375
672	Strike @ $47 Exp 07/12	39,631	57,120

	General Electric
400	Strike @ $17 Exp 06/12	25,590	101,600
1,150	Strike @ $21 Exp 09/12	55,269	40,250
450	Strike @ $22 Exp 12/12	15,739	18,450

	Harris
298	Strike @ $40 Exp 05/12	42,085	157,940
50	Strike @ $45 Exp 05/12	5,399	6,750
602	Strike @ $45 Exp 08/12	53,562	144,480

	Illinois Tool Works
50	Strike @ $52.5 Exp 06/12	8,149	26,500

	Intel
700	Strike @ $29 Exp 07/12	48,282	53,900
750	Strike @ $29 Exp 10/12	75,730	92,250

	Johnson & Johnson
270	Strike @ $67.5 Exp 10/12	39,373	20,790
400	Strike @ $67.5 Exp 01/13	46,029	49,600

	Kohls
170	Strike @ $52.5 Exp 07/12	34,505	20,400
700	Strike @ $55 Exp 10/12	130,180	91,000

	Lockheed Martin
250	Strike @ $85 Exp 06/12	56,993	147,500

	Medtronic
200	Strike @ $42 Exp 08/12	16,395	7,200
800	Strike @ $43 Exp 08/12	110,378	18,400
200	Strike @ $41 Exp 11/12	24,045	23,600

	MetLife
50	Strike @ $42 Exp 06/12	4,199	250
1,100	Strike @ $41 Exp 09/12	136,630	89,100
50	Strike @ $42 Exp 01/13	8,099	6,950

	Microsoft
40	Strike @ $29 Exp 07/12	3,319	12,960

	NextEra Energy
20	Strike @ $60 Exp 06/12	2,559	8,920
40	Strike @ $62.5 Exp 09/12	5,719	10,800

	Nokia OYJ, SP ADR (Finland)
210	Strike @ $6 Exp 10/12	3,355	2,100
750	Strike @ $10 Exp 01/13	7,481	5,250
3,040	Strike @ $7.5 Exp 01/13	43,490	33,440

	PartnerRe (Bahamas)
630	Strike @ $70 Exp 08/12	68,219	152,775

	PepsiCo
100	Strike @ $67.5 Exp 07/12	14,897	6,700
580	Strike @ $67.5 Exp 10/12	88,417	75,980

See accompanying Notes to Financial Statements.
42

Aston Funds
ASTON/M.D. Sass Enhanced Equity Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Number of Contracts	Description	Premium Received	Market Value
	PPL
204	Strike @ $28 Exp 10/12	$9,991	$9,690

	Public Service Enterprise Group
1,200	Strike @ $35 Exp 06/12	70,796	3,000

	Raytheon
1	Strike @ $48 Exp 05/12	123	585
50	Strike @ $52.5 Exp 05/12	4,549	9,250
100	Strike @ $52.5 Exp 08/12	9,747	28,100

	Staples
250	Strike @ $18 Exp 06/12	9,744	1,250
2,550	Strike @ $17 Exp 09/12	124,885	102,000

	SunTrust Banks
500	Strike @ $26 Exp 07/12	33,987	37,750

	Sysco
400	Strike @ $31 Exp 08/12	20,677	8,000
150	Strike @ $32 Exp 08/12	8,846	1,125
850	Strike @ $29 Exp 11/12	88,760	102,000
50	Strike @ $31 Exp 11/12	2,949	2,000

	United Technologies
470	Strike @ $85 Exp 08/12	76,597	85,070
60	Strike @ $87.5 Exp 11/12	15,298	13,860

	Walgreen
150	Strike @ $37 Exp 10/12	15,596	22,650
1,150	Strike @ $38 Exp 10/12	113,820	139,150

	Wells Fargo
1,000	Strike @ $34 Exp 07/12	101,974	109,000

	Xerox
3,900	Strike @ $9 Exp 07/12	111,488	31,200
200	Strike @ $9 Exp 10/12	4,395	3,600

	Total Written Call Options	$3,245,130	$3,539,587

See accompanying Notes to Financial Statements.
43

Aston Funds
ASTON/River Road Long-Short Fund	April 30, 2012
Schedule of Investments (unaudited)

The chart represents total investments in the Fund. Exchange Traded Funds, Materials and Telecommunication Services are negative 4.22%, 0.96% and 1.20%, respectively and cannot be represented in the pie

Shares		Market Value
COMMON STOCKS – 80.89%
	Consumer Discretionary – 25.01%
4,747	Big Lots *	$173,930
9,471	DreamWorks Animation SKG, Class A * (a)	170,573
7,889	General Motors * (a)	181,447
9,286	Iconix Brand Group *	142,447
2,179	Kohl’s (a)	109,233
9,312	Liberty Media, Class A * (a)	175,438
5,249	Madison Square Garden, Class A * (a)	188,807
8,267	Thomson Reuters (a)	246,522

		1,388,397

	Consumer Staples – 9.30%
3,933	Constellation Brands, Class A * (a)	84,953
5,836	Harris Teeter Supermarkets (a)	221,593
5,039	Molson Coors Brewing, Class B (a)	209,522

		516,068

	Energy – 6.52%
2,328	Devon Energy (a)	162,611
6,452	Nordic American Tankers (a)	93,683
6,535	Patterson-UTI Energy (a)	105,671

		361,965

	Financials – 14.62%
2,123	Berkshire Hathaway, Class B * (a)	170,795
662	CME Group (a)	175,973
6,732	Loews (a)	276,887
359	White Mountains Insurance Group (a)	187,757

		811,412

	Healthcare – 8.37%
1,810	Becton, Dickinson (a)	141,994
6,141	Hill-Rom Holdings (a)	199,275
3,228	Medtronic (a)	123,310

		464,579

Shares		Market Value
	Industrials – 4.99%
3,443	Expeditors International of Washington (a)	$137,720
6,714	Geo Group * (a)	139,047

		276,767

	Information Technology – 8.49%
2,818	DST Systems (a)	157,752
2,508	Global Payments (a)	116,446
10,726	Western Union (a)	197,144

		471,342

	Utilities – 3.60%
4,227	National Fuel Gas (a)	200,022

	Total Common Stocks (Cost $4,332,076)	4,490,552

INVESTMENT COMPANY – 18.81%
1,044,190	BlackRock Liquidity Funds TempCash Portfolio	1,044,190

	Total Investment Company (Cost $1,044,190)	1,044,190

Total Investments – 99.70% (Cost $5,376,266)***		5,534,742

$1,063,796 in cash and $4,062,211 in securities was segregated or on deposit with a prime broker to cover short sales as of April 30, 2012 and is included in “Net Other Assets and Liabilities”.

SHORT SALES – (22.63)%
	Consumer Discretionary – (7.96)%
(372)	BJ’s Restaurants **	(16,067)
(3,414)	Boyd Gaming **	(26,254)
(900)	Charter Communications, Class A **	(54,423)
(3,757)	Clear Channel Outdoor Holdings, Class A **	(28,440)
(569)	DineEquity **	(27,642)
(3,108)	Gannett	(42,953)
(1,144)	Hanesbrands **	(32,284)
(1,721)	La-Z-Boy **	(25,935)
(2,546)	Leggett & Platt	(55,426)
(1,034)	Life Time Fitness **	(48,143)
(4,485)	Office Depot **	(13,634)
(2,849)	Systemax **	(48,917)
(375)	Tempur-Pedic International **	(22,065)

		(442,183)

	Exchange Traded Funds – (4.22)%
(7,445)	United States Natural Gas Fund **	(122,247)
(2,818)	United States Oil Fund **	(111,818)

		(234,065)

	Financials – (3.47)%
(3,420)	CBL & Associates Properties, REIT	(63,715)
(3,145)	Equity One, REIT	(65,353)
(1,401)	Mercury General	(63,311)

		(192,379)

	Healthcare – (0.34)%
(1,073)	Insulet **	(19,164)

		(19,164)

See accompanying Notes to Financial Statements.
44

Aston Funds
ASTON/River Road Long-Short Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Shares		Market Value
	Industrials – (3.25)%
(2,619)	Delta Air Lines **	$(28,704)
(1,805)	Deluxe	(42,977)
(1,476)	Granite Construction	(41,092)
(1,100)	Masco	(14,498)
(946)	Mobile Mini **	(17,842)
(4,269)	Mueller Water Products, Class A	(15,326)
(1,098)	USG **	(19,819)

		(180,258)

	Information Technology – (1.23)%
(8,388)	Earthlink	(68,110)

		(68,110)

	Materials – (0.96)%
(3,015)	Louisiana-Pacific **	(27,286)
(700)	Molycorp **	(18,942)
(428)	Seabridge Gold (Canada) **	(7,173)

		(53,401)

	Telecommunication Services – (1.20)%
(1,723)	CenturyLink	(66,439)
	Total Short Sales – (22.63)% (Proceeds $1,256,184)	(1,255,999)
Net Other Assets and Liabilities – 22.92%		1,272,625

Net Assets – 100.00%		$5,551,368

*	Non-income producing security.
**	No dividend payable on security sold short.
***	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$233,634
Gross unrealized depreciation	(75,158)

Net unrealized appreciation	$158,476

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.
45

Aston Funds
ASTON/Neptune International Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 98.17%
	Australia – 2.47%
1,500	WorleyParsons	$44,153

	Brazil – 1.32%
1,000	Petroleo Brasileiro, ADR	23,540

	China – 24.33%
1,000	Baidu, SP ADR *	132,700
10,000	China Life Insurance, Class H *	27,067
5,000	China Mobile	55,390
7,000	China Resources Enterprise	25,443
35,000	Mandarin Oriental International	55,650
40,000	PetroChina, Class H	60,629
21,666	Shangri-La Asia	46,020
1,000	Tencent Holdings	31,423

		434,322

	France – 7.04%
100	Hermes International	35,376
300	LVMH Moet Hennessy Louis Vuitton	49,698
850	Total	40,584

		125,658

	India – 1.33%
500	Infosys, SP ADR	23,675

	Japan – 10.18%
300	FANUC	51,065
2,000	Komatsu	57,991
3,500	Kubota	34,018
5,000	Toray Industries	38,640

		181,714

	Netherlands – 3.00%
1,000	Akzo Nobel	53,590

	Norway – 2.75%
1,000	Yara International	49,048

Shares		Market Value
	Russia – 11.16%
4,000	Gazprom, SP ADR	$45,880
1,781	MMC Norilsk Nickel, ADR	31,542
150	NovaTek, SP GDR	19,065
5,000	Rosneft Oil, GDR *	35,675
2,750	Sberbank, SP ADR	35,503
1,250	X5 Retail Group, GDR *	31,600

		199,265

	Switzerland – 2.47%
800	Novartis AG	44,114

	Taiwan – 2.62%
3,000	Taiwan Semiconductor Manufacturing, SP ADR	46,740

	United Kingdom – 29.50%
1,300	Antofagasta PLC	24,916
1,300	BHP Billiton PLC	41,657
1,000	British American Tobacco PLC	51,267
2,500	Diageo PLC	62,928
1,000	GlaxoSmithKline PLC	23,126
2,999	HSBC Holdings PLC	27,017
1,000	Imperial Tobacco Group PLC	39,988
17,140	Polyus Gold International, SP GDR *	52,791
5,000	Rolls-Royce Holdings PLC *	66,823
530,000	Rolls-Royce Holdings PLC, C Shares * (a) (b)	860
1,687	Standard Chartered PLC	41,232
5,000	Tesco PLC	25,751
2,000	Unilever PLC	68,259

		526,615

	Total Common Stocks (Cost $1,716,191)	1,752,434

INVESTMENT COMPANY – 0.68%
12,243	BlackRock Liquidity Funds TempCash Portfolio	12,243

	Total Investment Company (Cost $12,243)	12,243

Total Investments – 98.85% (Cost $1,728,434)**		1,764,677

Net Other Assets and Liabilities – 1.15%		20,466

Net Assets – 100.00%		$1,785,143

See accompanying Notes to Financial Statements.
46

Aston Funds
ASTON/Neptune International Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$267,595
Gross unrealized depreciation	(231,352)

Net unrealized appreciation	$36,243

(a)	Security with a total aggregate market value of $860 or 0.05% of the net assets, were valued under the fair valuation procedures established by the Fund’s Board of Trustees.
(b)	This security has been determined by the Subadviser to be an illiquid security. At April 30, 2012, this security amounted to $860 or 0.05% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt

See accompanying Notes to Financial Statements.
47

Aston Funds
ASTON/Barings International Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 97.91%
	Australia – 2.51%
30,234	Newcrest Mining	$828,510
470,059	Paladin Energy *	781,195

		1,609,705

	Belgium – 1.65%
14,736	Anheuser-Busch InBev	1,062,102

	China – 1.57%
7,600	Baidu, SP ADR *	1,008,520

	France – 6.06%
14,420	Sanofi	1,100,597
36,642	SES	877,417
66,216	Suez Environnement	933,910
20,411	Total	974,538

		3,886,462

	Germany – 9.64%
15,714	Bayer	1,106,798
10,227	Bayerische Motoren Werke	972,124
18,950	Deutsche Boerse	1,189,737
9,481	Fresenius	946,268
7,391	Muenchener Rueckversicherungs- Gesellschaft	1,072,755
13,558	SAP	898,949

		6,186,631

	Hong Kong – 1.22%
65,000	Sun Hung Kai Properties	784,157

	India – 1.30%
19,821	Niko Resources	835,096

	Israel – 3.31%
86,247	Israel Chemicals	989,444

Shares		Market Value
	Israel (continued)
24,811	Teva Pharmaceutical Industries, SP ADR	$1,134,855

		2,124,299

	Japan – 20.59%
10,600	Daito Trust Construction	957,239
15,100	East Japan Railway	941,859
4,500	FANUC	765,969
74,000	Hitachi Metals	928,707
23,800	Honda Motor	863,287
761	Jupiter Telecommunications	806,370
4,390	KEYENCE	1,042,515
10,800	Kyocera	1,063,226
47,800	Mitsubishi	1,043,530
10,800	Nidec	973,948
864	Rakuten	963,126
22,700	Sysmex	918,349
39,000	Tokio Marine Holdings	1,005,774
16,900	Tokyo Electron	943,005

		13,216,904

	Mexico – 3.10%
41,883	America Movil, Class L, ADR	1,116,182
34,398	Fresnillo	870,863

		1,987,045

	Netherlands – 1.42%
25,709	Royal Dutch Shell	914,411

	Papua New Guinea – 1.73%
144,614	Oil Search	1,107,501

	Russia – 1.36%
76,318	Gazprom, SP ADR	875,367

	Singapore – 3.08%
89,000	DBS Group Holdings	1,003,992
108,700	Keppel	970,614

		1,974,606

	South Korea – 3.10%
62,604	KT, SP ADR	804,461
966	Samsung Electronics	1,188,134

		1,992,595

	Sweden – 1.36%
131,480	TeliaSonera	872,256

	Switzerland – 8.46%
27,795	Julius Baer Group	1,064,151
5,813	Roche Holding	1,061,858
3,507	Syngenta	1,231,401
81,085	UBS *	1,012,167
4,323	Zurich Financial Services	1,057,353

		5,426,930

	United Kingdom – 26.45%
52,251	Admiral Group	1,026,907
45,607	BG Group	1,073,598
165,262	BP	1,193,508
12,363	British American Tobacco	633,820
459,381	Centamin *	511,434

See accompanying Notes to Financial Statements.
48

Aston Funds
ASTON/Barings International Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Shares		Market Value
	United Kingdom (continued)
42,357	GlaxoSmithKline	$979,563
159,061	ICAP	980,159
27,648	Imperial Tobacco Group	1,105,597
94,035	Prudential	1,151,439
9,501	Randgold Resources	836,491
223,279	Resolution	810,962
77,249	Rolls-Royce Holdings *	1,032,402
8,188,394	Rolls-Royce Holdings, C Shares * (a) (b)	13,289
29,961	SABMiller	1,258,626
25,457	Shire	830,416
41,991	Standard Chartered	1,026,298
47,070	Tullow Oil	1,171,823
98,970	WPP	1,338,756

		16,975,088

	Total Common Stocks (Cost $60,340,515)	62,839,675

INVESTMENT COMPANY – 2.51%
1,607,345	BlackRock Liquidity Funds TempCash Portfolio	1,607,345

	Total Investment Company (Cost $1,607,345)	1,607,345

Total Investments – 100.42% (Cost $61,947,860)**		64,447,020

Net Other Assets and Liabilities – (0.42)%		(267,396)

Net Assets – 100.00%		$64,179,624

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$5,630,069
Gross unrealized depreciation	(3,130,909)

Net unrealized appreciation	$2,499,160

(a)	Security with a total aggregate market value of $13,289 or 0.02% of the net assets were valued under the fair valuation procedures established by the Fund’s Board of Trustees.
(b)	This security has been determined by the Subadviser to be an illiquid security. At April 30, 2012, this security amounted to $13,289 or 0.02% of net assets.
ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.
49

Aston Funds
ASTON/Harrison Street Real Estate Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 98.83%
	Diversified – 23.28%
4,200	Crown Castle International *	$237,762
5,100	Digital Realty Trust	382,959
5,600	Dundee Real Estate Investment Trust (Canada)	209,068
9,200	Dupont Fabros Technology	249,780
4,400	Entertainment Properties Trust	211,156
7,200	Rayonier	326,520
5,100	Vornado Realty Trust	437,784

		2,055,029

	Healthcare – 12.63%
22,200	Medical Properties Trust	208,236
10,300	Sabra Health Care	172,422
12,500	Ventas	734,875

		1,115,533

	Hotels – 6.46%
9,000	RLJ Lodging Trust	169,020
32,600	Strategic Hotels & Resorts *	222,006
1,346	Wynn Resorts	179,557

		570,583

	Industrial – 5.22%
17,200	CubeSmart	216,032
17,600	STAG Industrial	244,992

		461,024

	Office Properties – 8.14%
14,200	BioMed Realty Trust	281,444
5,300	SL Green Realty	436,932

		718,376

	Residential – 14.76%
4,500	Camden Property Trust	304,515
8,300	Equity Residential	509,952

Shares		Market Value
	Residential (continued)
3,000	Mid-America Apartment
	Communities	$204,210
10,800	UDR	284,364

		1,303,041

	Retail – 28.34%
10,100	CBL & Associates Properties	188,163
17,500	Inland Real Estate	150,500
19,200	Kimco Realty	372,672
6,300	Macerich	387,891
8,200	National Retail Properties	224,516
4,400	Regency Centers	197,824
6,300	Simon Property Group	980,280

		2,501,846

	Total Common Stocks (Cost $7,281,240)	8,725,432

INVESTMENT COMPANY – 1.54%
136,051	BlackRock Liquidity Funds TempCash Portfolio	136,051

	Total Investment Company (Cost $136,051)	136,051

Total Investments – 100.37% (Cost $7,417,291)**		8,861,483

Net Other Assets and Liabilities – (0.37)%		(32,829)

Net Assets – 100.00%		$8,828,654

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation.	$1,445,168
Gross unrealized depreciation.	(976)

Net unrealized appreciation	$1,444,192

See accompanying Notes to Financial Statements.
50

Aston Funds
ASTON/Montag & Caldwell Balanced Fund	April 30, 2012
Schedule of Investments (unaudited)

Shares		Market Value
COMMON STOCKS – 55.94%
	Consumer Discretionary – 9.70%
1,490	Amazon.com *	$345,531
7,300	Bed Bath & Beyond *	513,847
6,300	Las Vegas Sands	349,587
6,000	McDonald’s	584,700
2,450	NIKE, Class B	274,082
7,950	Omnicom Group	407,915
14,550	TJX	606,881

		3,082,543

	Consumer Staples – 13.33%
11,800	Coca-Cola	900,576
6,300	Colgate-Palmolive	623,322
6,700	Costco Wholesale	590,739
19,750	Kraft Foods, Class A	787,433
8,020	PepsiCo	529,320
6,550	Procter & Gamble	416,842
11,200	Unilever (Netherlands)	384,720

		4,232,952

	Energy – 4.05%
7,500	Cameron International *	384,375
5,300	Occidental Petroleum	483,466
5,650	Schlumberger	418,891

		1,286,732

	Healthcare – 9.15%
14,250	Abbott Laboratories	884,355
8,050	Allergan	772,800
9,250	AmerisourceBergen	344,192
6,265	Express Scripts *	349,524
10,150	Stryker	553,886

		2,904,757

	Industrials – 3.72%
28,400	General Electric	556,072
8,000	United Parcel Service, Class B	625,120

		1,181,192

Shares		Market Value
	Information Technology – 14.32%
7,550	Accenture, Class A (Ireland)	$490,373
1,380	Apple *	806,251
17,550	Cisco Systems	353,632
10,100	eBay *	414,605
6,800	EMC *	191,828
600	Google, Class A *	363,138
9,000	Juniper Networks *	192,870
9,800	Oracle	288,022
12,100	Qualcomm	772,464
5,500	Visa, Class A	676,390

		4,549,573

	Materials – 1.67%
6,950	Monsanto	529,451

	Total Common Stocks (Cost $14,725,171)	17,767,200

Par Value
CORPORATE NOTES AND BONDS – 21.97%
	Consumer Staples – 3.95%
$350,000	Coca-Cola Senior Unsecured Notes 5.350%, 11/15/17	421,479
350,000	PepsiCo Senior Unsecured Notes 5.000%, 06/01/18	412,854
400,000	Wal-Mart Stores Senior Unsecured Notes 3.200%, 05/15/14	421,930

		1,256,263

	Energy – 1.35%
400,000	ConocoPhillips 4.750%, 02/01/14	428,130

	Financials – 5.44%
425,000	General Electric Capital Senior Unsecured Notes, MTN 4.375%, 09/16/20	455,973
400,000	JPMorgan Chase Senior Unsecured Notes 4.350%, 08/15/21	419,354
400,000	U.S. Bancorp Senior Unsecured Notes 4.200%, 05/15/14	427,484
400,000	Wells Fargo Senior Unsecured Notes, MTN, Series 1 3.750%, 10/01/14	424,491

		1,727,302

	Healthcare – 3.95%
400,000	Abbott Laboratories Senior Unsecured Notes 4.350%, 03/15/14	428,676
300,000	Johnson & Johnson Senior Unsecured Notes 5.950%, 08/15/37	398,751
400,000	Medtronic Senior Unsecured Notes 3.000%, 03/15/15	426,617

		1,254,044

See accompanying Notes to Financial Statements.
51

Aston Funds
ASTON/Montag & Caldwell Balanced Fund	April 30, 2012
Schedule of Investments (unaudited) – continued

Par Value		Market Value
	Information Technology – 4.71%
$350,000	Cisco Systems Senior Unsecured Notes 5.500%, 02/22/16	$408,320
350,000	Google Senior Unsecured Notes 3.625%, 05/19/21	386,767
300,000	Hewlett-Packard Senior Unsecured Notes 4.500%, 03/01/13	308,916
375,000	Oracle Senior Unsecured Notes 4.950%, 04/15/13	391,656

		1,495,659

	Telecommunication Services – 2.57%
400,000	AT&T Senior Unsecured Notes 4.950%, 01/15/13	412,385
350,000	Verizon Communications Senior Unsecured Notes 5.550%, 02/15/16	404,159

		816,544

	Total Corporate Notes and Bonds (Cost $6,635,828)	6,977,942

U.S. GOVERNMENT AND AGENCY OBLIGATIONS –12.05%
	Fannie Mae – 0.23%
17,052	7.500%, 02/01/35, Pool # 787557	20,918
9,281	7.500%, 04/01/35, Pool # 819231	11,394
35,353	6.000%, 11/01/35, Pool # 844078	39,359

		71,671

	Freddie Mac – 0.72%
200,000	4.500%, 01/15/13	206,053
20,880	5.500%, 12/01/20, Gold Pool # G11820	22,722

		228,775

	Government National Mortgage Association – 0.11%
32,784	5.500%, 02/15/39, Pool # 698060	36,677

	U.S. Treasury Bonds – 3.01%
150,000	8.000%, 11/15/21	232,195
375,000	5.375%, 02/15/31	523,125
200,000	3.125%, 11/15/41	200,344

		955,664

	U.S. Treasury Notes – 7.98%
350,000	4.000%, 02/15/15	385,082
250,000	4.500%, 02/15/16	286,758
425,000	2.625%, 04/30/16	458,701
350,000	4.625%, 02/15/17	413,273
450,000	3.125%, 05/15/19	505,195
475,000	2.125%, 08/15/21	486,949

		2,535,958

	Total U.S. Government and Agency Obligations (Cost $3,580,083)	3,828,745

Shares		Market Value
INVESTMENT COMPANY – 10.25%
3,254,277	BlackRock Liquidity Funds TempCash Portfolio	$3,254,277

	Total Investment Company (Cost $3,254,277)	3,254,277

Total Investments – 100.21% (Cost $28,195,359)**		31,828,164

Net Other Assets and Liabilities – (0.21)%		(66,599)

Net Assets – 100.00%		$31,761,565

*	Non-income producing security.
**	At April 30, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,660,775
Gross unrealized depreciation	(27,970)

Net unrealized appreciation	$3,632,805

MTN Medium Term Note

Portfolio Composition
Common Stocks	56%
Investment Company	10%
U.S. Government and Agency Obligations	12%
Corporate Notes and Bonds (Moody’s Ratings)
Aaa	1%
Aa	9%
A	12%

100%

See accompanying Notes to Financial Statements.
52

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Aston Funds
April 30, 2012
Statements of Assets and Liabilities (unaudited)

	Montag & Caldwell Growth Fund	Veredus Select Growth Fund
ASSETS:
Investments:
Investments at cost	$3,079,828,373	$44,170,423
Net unrealized appreciation	620,086,532	4,855,355

Total investments at value	3,699,914,905	49,025,778
Cash	8,125,859	—
Receivables:
Dividends and interest	4,393,566	12,999
Dividend reclaims	—	—
Fund shares sold	85,786,706	584
Investments sold	65,229,521	3,197,045
Due from Adviser, net (Note G)	—	—
Other assets.	104,548	5,022

Total assets	3,863,555,105	52,241,428

LIABILITIES:
Payables:
Due to custodian	—	20,181
Dividend distribution	—	—
Investments purchased	35,727,722	4,170,717
Fund shares redeemed	5,433,473	58,275
Due to Adviser, net (Note G)	1,951,237	27,269
Administration fees (Note G)	170,860	3,980
Distribution fees (Note G)	184,609	1,315
Audit and tax fees	17,033	10,362
Transfer agent fees	464,884	22,079
Registration fees	—	—
Trustees fees and related expenses (Note G)	86	29
Accrued expenses and other payables	293,819	8,606

Total liabilities	44,243,723	4,322,813

NET ASSETS	$3,819,311,382	$47,918,615

NET ASSETS CONSIST OF:
Paid in capital	$3,072,799,201	$63,252,498
Accumulated undistributed (distribution in excess of) net investment income (loss)	8,610,213	172,235
Accumulated net realized gain (loss) on investments and purchased options	117,815,436	(20,361,473)
Net unrealized appreciation on investments and purchased options	620,086,532	4,855,355

TOTAL NET ASSETS	$3,819,311,382	$47,918,615

Class N:
Net Assets	$1,801,757,475	$12,723,366
Shares of beneficial interest outstanding (unlimited authorization)	71,255,463	1,125,742
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$25.29	$11.30

Class I:
Net Assets	$2,008,214,441	$35,195,249
Shares of beneficial interest outstanding (unlimited authorization)	79,051,228	3,071,240
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$25.40	$11.46

Class R:
Net Assets	$9,339,466	$—
Shares of beneficial interest outstanding (unlimited authorization)	373,145	—
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$25.03	$—

See accompanying Notes to Financial Statements.
54

Aston Funds

TAMRO Diversified Equity Fund	Herndon Large Cap Value Fund	Cornerstone Large Cap Value Fund	River Road Dividend All Cap Value Fund	Fairpointe Mid Cap Fund	Montag & Caldwell Mid Cap Growth Fund	Cardinal Mid Cap Value Fund

$17,705,160	$45,245,569	$24,331,494	$761,092,715	$2,542,172,000	$5,471,396	$1,542,835
4,419,905	2,548,743	1,729,878	91,904,770	437,838,904	1,316,951	359,415

22,125,065	47,794,312	26,061,372	852,997,485	2,980,010,904	6,788,347	1,902,250
30,316	5,951	2,827	849,313	—	—	—

3,216	57,237	44,019	1,588,107	767,831	1,351	11
—	—	1,827	1,183	—	—	—
5,438	84,760	29,604	4,839,977	4,310,140	28,076	—
84,366	—	244,979	137,219	12,694,690	83,969	23,701
8,345	—	—	—	—	1,655	4,555
2,709	8,555	1,114	51,517	51,342	83	30

22,259,455	47,950,815	26,385,742	860,464,801	2,997,834,907	6,903,481	1,930,547

—	—	—	—	1,308,065	65,895	5,561
—	—	—	233,437	—	—	—
67,695	—	253,748	2,730,634	15,772,624	35,268	—
602	26	26,176	659,309	9,130,622	54,632	—
14,325	29,071	11,624	482,526	1,754,707	—	—
2,740	3,533	3,962	38,669	140,051	1,941	1,738
2,188	995	2,331	34,295	163,478	680	191
10,361	11,209	11,909	12,753	19,509	10,217	10,360
6,937	5,095	9,520	—	346,006	2,683	2,801
—	—	4,554	—	—	4,352	4,402
42	4	178	530	864	45	19
6,296	3,593	11,588	44,782	208,375	2,601	1,385

111,186	53,526	335,590	4,236,935	28,844,301	178,314	26,457

$22,148,269	$47,897,289	$26,050,152	$856,227,866	$2,968,990,606	$6,725,167	$1,904,090

$18,048,602	$45,632,625	$52,885,691	$749,888,256	$2,462,679,401	$5,567,823	$1,762,147
12,246	170,974	213	17,367	1,429,514	(16,768)	1,135
(332,484)	(455,053)	(28,565,630)	14,417,473	67,042,787	(142,839)	(218,607)
4,419,905	2,548,743	1,729,878	91,904,770	437,838,904	1,316,951	359,415

$22,148,269	$47,897,289	$26,050,152	$856,227,866	$2,968,990,606	$6,725,167	$1,904,090

$21,759,952	$9,853,660	$22,690,883	$336,924,540	$1,589,446,710	$6,725,167	$1,904,090
1,619,519	830,227	2,079,737	29,530,217	49,465,219	622,649	190,459

$13.44	$11.87	$10.91	$11.41	$32.13	$10.80	$10.00

$388,317	$38,043,629	$3,359,269	$519,303,326	$1,379,543,896	$—	$—
28,884	3,205,523	307,534	45,540,602	42,353,312	—	—

$13.44	$11.87	$10.92	$11.40	$32.57	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.
55

Aston Funds
April 30, 2012
Statements of Assets and Liabilities (unaudited) – continued

	Veredus Small Cap Growth Fund	Small Cap Growth Fund
ASSETS:
Investments:
Investments at cost	$23,893,385	$8,409,315
Net unrealized appreciation (depreciation)	3,531,673	381,376

Total investments at value	27,425,058	8,790,691
Cash	—	—
Receivables:
Dividends and interest	11,878	1,456
Fund shares sold	50	5,978
Investments sold	914,603	506,336
Due from Adviser, net (Note G)	—	2,947
Deferred offering costs (Note B-13)	—	—
Other assets	537	10,098

Total assets	28,352,126	9,317,506

LIABILITIES:
Payables:
Due to custodian	207,847	14,662
Dividend distribution	—	—
Investments purchased	948,387	398,585
Fund shares redeemed	12,215	71,680
Due to Adviser, net (Note G)	14,141	—
Administration fees (Note G)	3,367	2,120
Distribution fees (Note G)	2,528	611
Audit and tax fees	10,425	10,225
Transfer agent fees	18,927	5,176
Registration fees	2,244	—
Trustees fees and related expenses (Note G)	73	60
Offering costs	—	—
Accrued expenses and other payables	7,077	5,506

Total liabilities	1,227,231	508,625

NET ASSETS	$27,124,895	$8,808,881

NET ASSETS CONSIST OF:
Paid in capital	$42,549,808	$8,221,179
Accumulated undistributed (distribution in excess of) net investment income (loss)	(155,011)	(52,451)
Accumulated net realized gain (loss) on investments	(18,801,575)	258,777
Net unrealized appreciation (depreciation) on investments	3,531,673	381,376

TOTAL NET ASSETS	$27,124,895	$8,808,881

Class N:
Net Assets	$24,743,920	$5,956,610
Shares of beneficial interest outstanding (unlimited authorization)	1,869,676	535,852
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$13.23	$11.12

Class I:
Net Assets	$2,380,975	$2,852,271
Shares of beneficial interest outstanding (unlimited authorization)	173,428	255,934
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$13.73	$11.14

See accompanying Notes to Financial Statements.
56

Aston Funds

Silvercrest Small Cap Fund	TAMRO Small Cap Fund	River Road Select Value Fund	River Road Small Cap Value Fund	River Road Independent Value Fund	DoubleLine Core Plus Fixed Income Fund	TCH Fixed Income Fund

$3,847,224	$812,134,494	$128,085,487	$216,035,940	$609,175,343	$72,559,022	$66,487,325
93,555	255,925,263	20,766,513	71,613,001	(7,725,889)	1,511,904	5,829,519

3,940,779	1,068,059,757	148,852,000	287,648,941	601,449,454	74,070,926	72,316,844
2,493	988,183	—	10,930,680	—	1,907,717	486,337

2,280	211,963	27,497	59,038	60,381	656,928	839,846
—	1,087,149	175,643	250,437	1,818,973	1,383,514	65,210
11,489	13,697,980	211,337	938,017	6,040,632	692,364	524,222
10,301	—	—	—	—	2,337	—
52,459	—	—	—	—	56,998	—
27	18,512	6,577	6,720	8,333	624	1,286

4,019,828	1,084,063,544	149,273,054	299,833,833	609,377,773	78,771,408	74,233,745

—	—	426,502	—	231,493	—	—
—	—	—	—	—	2,248	18,402
7,461	6,965,498	37,767	68,815	2,891,680	856,708	249,673
—	4,024,195	51,689	739,840	735,129	596,788	67,930
—	783,685	121,626	227,543	468,949	—	23,941
1,924	50,502	8,722	16,412	27,782	4,081	7,555
56	39,890	734	5,144	36,190	2,468	3,902
7,587	12,427	11,893	11,910	10,246	13,448	13,038
4,196	61,905	15,220	145,631	18,903	1,613	11,368
5,507	1,513	—	42	3,397	12,102	3,014
34	53	332	807	162	22	121
61,496	—	—	—	—	—	—
2,096	83,470	18,365	35,565	31,393	6,504	7,363

90,357	12,023,138	692,850	1,251,709	4,455,324	1,495,982	406,307

$3,929,471	$1,072,040,406	$148,580,204	$298,582,124	$604,922,449	$77,275,426	$73,827,438

$3,601,290	$787,163,071	$122,310,165	$227,009,949	$593,758,075	$75,472,419	$75,109,328
6,947	(2,637,283)	383,269	938,888	(1,371,145)	56,332	136,564
227,679	31,589,355	5,120,257	(979,714)	20,261,408	234,771	(7,247,973)
93,555	255,925,263	20,766,513	71,613,001	(7,725,889)	1,511,904	5,829,519

$3,929,471	$1,072,040,406	$148,580,204	$298,582,124	$604,922,449	$77,275,426	$73,827,438

$565,286	$392,594,826	$7,193,261	$49,341,088	$353,939,571	$25,201,206	$63,744,626
51,358	19,131,741	868,243	3,709,689	32,517,783	2,339,881	5,932,517

$11.01	$20.52	$8.28	$13.30	$10.88	$10.77	$10.74

$3,364,185	$679,445,580	$141,386,943	$249,241,036	$250,982,878	$52,074,220	$10,082,812
305,311	32,460,908	16,937,741	18,679,473	23,013,432	4,835,003	938,351

$11.02	$20.93	$8.35	$13.34	$10.91	$10.77	$10.75

See accompanying Notes to Financial Statements.
57

Aston Funds
April 30, 2012
Statements of Assets and Liabilities (unaudited) – continued

	Lake Partners LASSO Alternatives Fund	Dynamic Allocation Fund
ASSETS:
Investments:
Investments at cost	$257,948,143	$36,825,557
Net unrealized appreciation (depreciation)	5,260,127	215,685

Total investments at value	263,208,270	37,041,242
Foreign currency (Cost $27,841, $717,576 and $1,803)	—	—
Cash	—	19,734
Segregated Cash (Note B-5)	—	—
Receivables:
Dividends and interest	1	416
Dividend reclaims	—	—
Fund shares sold	1,200,298	13,820
Investments sold	—	—
Due from Adviser, net (Note G)	—	—
Deferred offering costs (Note B-13)	—	—
Other assets	3,512	6,265

Total assets	264,412,081	37,081,477

LIABILITIES:
Payables:
Due to custodian	3,830,900	—
Securities sold short, at value (proceeds $1,256,184)	—	—
Interest and dividends on securities sold short	—	—
Investments purchased	35,035	—
Fund shares redeemed	173,031	21,563
Due to Adviser, net (Note G)	209,419	15,426
Administration fees (Note G)	12,895	4,630
Distribution fees (Note G)	2,307	3,306
Audit and tax fees	11,923	11,328
Transfer agent fees	21,683	15,718
Registration fees	2,460	—
Trustees fees and related expenses (Note G)	1,012	19
Accrued expenses and other payables	25,021	6,759
Call options written, at value (premiums received $3,245,130)	—	—

Total liabilities	4,325,686	78,749

NET ASSETS	$260,086,395	$37,002,728

NET ASSETS CONSIST OF:
Paid in capital	$258,585,414	$37,841,346
Accumulated undistributed (distribution in excess of) net investment income (loss)	(2,727,034)	27,646
Accumulated net realized gain (loss) on investments, purchased and written options,securities sold short, foreign currency transactions and capital gain distributions received	(1,032,112)	(1,081,949)
Net unrealized appreciation (depreciation) on investments, purchased and written options, securities sold short and translation of assets and liabilities in foreign currency	5,260,127	215,685

TOTAL NET ASSETS	$260,086,395	$37,002,728

Class N:
Net Assets	$24,039,441	$32,266,784
Shares of beneficial interest outstanding (unlimited authorization)	1,951,493	3,838,331
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$12.32	$8.41

Class I:
Net Assets	$236,046,954	$4,735,944
Shares of beneficial interest outstanding (unlimited authorization)	19,133,101	562,519
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$12.34	$8.42

See accompanying Notes to Financial Statements.
58

Aston Funds

M.D. Sasst Enhanced Equity Fund	River Road Long-Short Fund	Neptune International Fund	Barings International Fund	Harrison Street Real Estate Fund	Montag & Caldwell Balanced Fund

$157,148,618	$5,376,266	$1,728,434	$61,947,860	$7,417,291	$28,195,359
(4,862,380)	158,476	36,243	2,499,160	1,444,192	3,632,805

152,286,238	5,534,742	1,764,677	64,447,020	8,861,483	31,828,164
—	—	28,230	720,910	1,807	—
1,914,276	—	—	—	12,023	55,338
—	1,063,796	—	—	—	—

109,994	92	8,067	311,006	4,895	129,892
—	—	846	60,567	—	—
2,707,761	—	—	5,541	14,996	237,516
30,285	399,592	—	—	48,936	290,666
—	6,607	8,685	—	2,402	—
—	544	—	—	—	—
15,069	73	29	1,011	86	485

157,063,623	7,005,446	1,810,534	65,546,055	8,946,628	32,542,061

—	8,815	10	408	—	—
—	1,255,999	—	—	—	—
—	1,209	—	—	—	—
4,167,777	160,301	—	1,260,258	40,375	685,960
301,404	—	—	12,965	43,882	48,732
82,749	—	—	41,558	—	12,384
9,096	1,868	3,706	10,243	1,995	3,546
6,720	566	37	45	877	1,150
11,358	12,391	11,902	11,885	11,150	13,262
10,720	2,793	5,586	5,419	7,802	10,049
—	4,259	2,291	4,260	3,207	182
136	37	19	44	97	94
20,584	5,840	1,840	19,346	8,589	5,137
3,539,587	—	—	—	—	—

8,150,131	1,454,078	25,391	1,366,431	117,974	780,496

$148,913,492	$5,551,368	$1,785,143	$64,179,624	$8,828,654	$31,761,565

$151,988,797	$5,356,407	$5,171,474	$61,129,145	$21,929,805	$30,939,027
54,267	(67,026)	7,994	531,448	218,620	(234,586)

2,027,265	103,326	(3,431,063)	15,213	(14,763,963)	(2,575,681)

(5,156,837)	158,661	36,738	2,503,818	1,444,192	3,632,805

$148,913,492	$5,551,368	$1,785,143	$64,179,624	$8,828,654	$31,761,565

$69,488,148	$5,551,368	$362,470	$414,239	$8,734,814	$30,255,260
7,813,123	533,075	44,652	59,763	850,269	1,412,286

$8.89	$10.41	$8.12	$6.93	$10.27	$21.42

$79,425,344	$—	$1,422,673	$63,765,385	$93,840	$1,506,305
8,922,317	—	174,981	9,194,890	9,191	70,475

$8.90	$—	$8.13	$6.93	$10.21	$21.37

See accompanying Notes to Financial Statements.
59

Aston Funds
For the Year Ended April 30, 2012
Statements of Operations (unaudited)

	Montag & Caldwell Growth Fund	Veredus Select Growth Fund
INVESTMENT INCOME:
Dividends	$29,535,664	$486,751
Less: foreign taxes withheld	(95,105)	—

Total investment income	29,440,559	486,751

EXPENSES:
Investment advisory fees (Note G)	11,342,700	224,407
Distribution expenses (Note G)(a)	2,149,520	19,748
Transfer agent fees	1,369,590	45,692
Administration fees (Note G)	909,814	22,087
Registration expenses	51,229	11,437
Custodian fees	65,694	2,757
Audit and tax fees	15,657	9,424
Legal fees	90,276	1,489
Reports to shareholder expense	129,944	3,560
Trustees fees and related expenses (Note G)	137,395	2,473
Interest expense (Note H)	—	70
Other expenses	107,987	4,575

Total expenses before waivers/reimbursements	16,369,806	347,719

Less: Investment advisory fees waived (Note G)	—	(33,366)
Less: Expenses reimbursed (Note G)	—	—

Net expenses	16,369,806	314,353

NET INVESTMENT INCOME (LOSS)	13,070,753	172,398

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	139,113,306	(446,152)
Net realized loss on purchased options	—	—
Net change in unrealized appreciation of investments	231,194,371	1,370,451
Net change in unrealized appreciation on purchased options	—	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	370,307,677	924,299

NET INCREASE IN NET ASSETS FROM OPERATIONS	$383,378,430	$1,096,697

(a)	Distribution expense is incurred at the Class N level for all funds except Montag & Caldwell Growth Fund.

The distribution expense for Class N and R of the Montag & Caldwell Growth Fund is $2,127,251 and $22,269, respectively.

(b)	On January 13, 2012, Fairpointe Mid Cap Fund had a redemption-in-kind transfer of securities in the amount of $38,179,960.

The net realized gain on the transaction of $2,483,994 will not be realized by the Fund for tax purposes.

See accompanying Notes to Financial Statements.
60

Aston Funds

TAMRO Diversified Equity Fund	Herndon Large Cap Value Fund	Cornerstone Large Cap Value Fund	River Road Dividend All Cap Value Fund	Fairpointe Mid Cap Fund		Montag & Caldwell Mid Cap Growth Fund	Cardinal Mid Cap Value Fund

$147,932	$427,510	$273,441	$13,542,841	$21,965,281		$17,328	$18,490
(1,277)	(559)	(6,638)	(30,980)	(25,696)		(75)	—

146,655	426,951	266,803	13,511,861	21,939,585		17,253	18,490

89,654	113,930	102,246	2,584,325	10,194,446		23,134	7,949
27,859	9,512	30,441	407,483	1,940,008		6,804	2,207
19,588	17,589	24,755	224,123	1,022,997		9,488	8,876
13,724	14,856	14,533	196,823	745,921		9,261	8,217
17,405	16,708	13,426	36,949	39,782		8,951	8,951
2,258	3,183	3,731	19,400	58,135		1,525	570
9,424	9,319	10,893	11,517	15,625		9,319	9,424
593	524	1,149	18,753	72,448		130	47
837	413	1,098	17,796	133,689		122	50
940	776	952	28,057	113,007		247	87
87	—	—	—	12,242		—	—
3,126	2,966	3,426	20,992	77,766		2,266	2,197

185,495	189,776	206,650	3,566,218	14,426,066		71,247	48,575

(51,086)	(30,732)	(50,999)	—	—		(23,134)	(7,949)
—	—	—	—	—		(14,092)	(28,261)

134,409	159,044	155,651	3,566,218	14,426,066		34,021	12,365

12,246	267,907	111,152	9,945,643	7,513,519		(16,768)	6,125

(130,015)	(158,754)	757,598	15,982,437	68,665,511	(b)	214,979	4,728
(135,373)	—	—	—	—		—	—
2,469,881	2,673,319	1,296,977	36,949,598	158,537,461		369,066	149,186
132,322	—	—	—	—		—	—

2,336,815	2,514,565	2,054,575	52,932,035	227,202,972		584,045	153,914

$2,349,061	$2,782,472	$2,165,727	$62,877,678	$234,716,491		$567,277	$160,039

See accompanying Notes to Financial Statements.
61

Aston Funds
For the Year Ended April 30, 2012
Statements of Operations (unaudited) – continued

	Veredus Small Cap Growth Fund	Small Cap Growth Fund
INVESTMENT INCOME:
Dividends	$66,438	$5,216
Less: foreign taxes withheld	—	—
Interest	—	—

Total investment income	66,438	5,216

EXPENSES:
Investment advisory fees (Note G)	153,046	41,047
Distribution expenses (Note G)	31,671	6,943
Transfer agent fees	36,688	19,118
Administration fees (Note G)	16,426	10,189
Registration expenses	13,147	17,065
Custodian fees	3,026	4,963
Audit and tax fees	9,424	9,319
Legal fees	788	216
Amortization of offering costs (Note B-13)	—	—
Reports to shareholder expense	2,646	181
Trustees fees and related expenses (Note G)	1,405	380
Interest expense (Note H)	—	—
Other expenses	3,436	2,631

Total expenses before waivers/reimbursements	271,703	112,052

Less: Investment advisory fees waived (Note G)	(50,254)	(41,047)
Less: Expenses reimbursed (Note G)	—	(18,911)

Net expenses	221,449	52,094

NET INVESTMENT INCOME (LOSS)	(155,011)	(46,878)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,903,184 (b)	442,297
Net change in unrealized appreciation (depreciation) on investments	(326,612)	522,931

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,576,572	965,228

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,421,561	$918,350

(a)	Silvercrest Small Cap Fund began issuing shares on December 23, 2011.
(b)	On December 2, 2011, Veredus Small Cap Growth Fund had a redemption-in-kind transfer of securities in the amount of $13,225,479. The net realized gain on the transaction of $1,299,502 will not be realized by the Fund for tax purposes.
(c)	On April 26, 2012, Silvercrest Small Cap Fund had a redemption-in-kind transfer of securities in the amount of $2,597,146. The net realized gain on the transaction of $211,366 will not be realized by the Fund for tax purposes.

See accompanying Notes to Financial Statements.
62

Aston Funds

Silvercrest Small Cap Fund(a)	TAMRO Small Cap Fund	River Road Select Value Fund	River Road Small Cap Value Fund	River Road Independent Value Fund	DoubleLine Core Plus Fixed Income Fund	TCH Fixed Income Fund

$25,917	$3,164,127	$1,255,346	$2,885,841	$2,359,485	$1,202	$1,482
—	(8,853)	(12,460)	(32,211)	(3,517)	—	—
—	—	—	—	—	1,287,612	1,810,708

25,917	3,155,274	1,242,886	2,853,630	2,355,968	1,288,814	1,812,190

16,110	4,608,076	706,759	1,444,163	2,778,584	137,606	197,801
442	474,242	12,096	87,906	438,634	30,651	56,547
13,118	240,126	38,346	207,233	226,769	31,047	30,987
6,279	270,999	44,627	91,072	149,103	31,144	34,339
8,130	22,874	15,912	15,415	29,836	19,891	15,415
1,191	22,251	7,589	10,805	13,781	9,019	3,165
7,587	11,256	10,893	10,893	9,320	11,959	11,959
45	26,161	3,619	8,363	13,843	1,890	1,904
27,541	—	—	—	9,185	132,993	—
288	38,911	7,156	12,629	38,825	2,636	1,820
118	42,593	5,461	12,562	21,347	1,618	2,849
—	2,905	2	—	—	—	—
1,980	32,163	7,157	13,701	16,387	3,173	4,320

82,829	5,792,557	859,617	1,914,742	3,745,614	413,627	361,106

(16,110)	—	—	—	(56,039)	(137,606)	(56,408)
(47,749)	—	—	—	—	(72,736)	—

18,970	5,792,557	859,617	1,914,742	3,689,575	203,285	304,698

6,947	(2,637,283)	383,269	938,888	(1,333,607)	1,085,529	1,507,492

227,679 (c)	36,006,399	6,632,303	12,488,633	21,620,532	237,718	376,538
93,555	71,979,736	6,411,264	15,150,147	(7,151,566)	1,257,079	806,643

321,234	107,986,135	13,043,567	27,638,780	14,468,966	1,494,797	1,183,181

$328,181	$105,348,852	$13,426,836	$28,577,668	$13,135,359	$2,580,326	$2,690,673

See accompanying Notes to Financial Statements.
63

Aston Funds
For the Year Ended April 30, 2012
Statements of Operations (unaudited) – continued

	Lake Partners LASSO Alternatives Fund	Dynamic Allocation Fund
INVESTMENT INCOME:
Dividends	$2,288,166	$409,795
Less: foreign taxes withheld	—	—
Interest	—	—

Total investment income	2,288,166	409,795

EXPENSES:
Investment advisory fees (Note G)	1,148,072	180,501
Distribution expenses (Note G)	24,441	50,696
Transfer agent fees	82,396	45,028
Administration fees (Note G)	65,948	20,695
Registration expenses	29,836	17,255
Custodian fees	6,964	1,592
Audit and tax fees	10,373	10,373
Legal fees	5,792	1,284
Interest and dividend expense on securities sold-short	—	—
Amortization of offering costs (Note B-13)	—	—
Reports to shareholder expense	15,649	2,928
Trustees fees and related expenses (Note G)	9,773	1,917
Interest expense (Note H)	—	—
Other expenses	7,648	3,854

Total expenses before waivers/reimbursements	1,406,892	336,123

Less: Investment advisory fees waived (Note G)	(4,764)	(48,520)
Less: Expenses reimbursed (Note G)	—	—
Plus: Net expenses recouped (Note G)	—	—

Net expenses	1,402,128	287,603

NET INVESTMENT INCOME (LOSS)	886,038	122,192

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(1,532,188)	(1,059,467)
Net realized gain (loss) on purchased options	—	—
Net realized gain on written option transactions	—	—
Net realized loss on securities sold short	—	—
Net realized gain (loss) on foreign currency transactions	—	—
Capital gain distributions received	4,642,875	—
Net change in unrealized appreciation (depreciation) on investments	6,884,020	(133,956)
Net change in unrealized appreciation on purchased options	—	—
Net change in unrealized appreciation (depreciation) on written options	—	—
Net change in unrealized appreciation on securities sold short	—	—
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currency	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	9,994,707	(1,193,423)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$10,880,745	$(1,071,231)

(a)	On December 2, 2011, Harrison Street Real Estate Fund had a redemption-in-kind transfer of securities in the amount of $30,913,574. The net realized gain on the transaction of $606,174 will not be realized by the Fund for tax purposes.

See accompanying Notes to Financial Statements.
64

Aston Funds

M.D. Sass Enhanced Equity Fund	River Road Long-Short Fund	Neptune International Fund	Barings International Fund	Harrison Street Real Estate Fund	Montag & Caldwell Balanced Fund

$1,871,597	$33,176	$18,318	$962,554	$198,585	$130,920
—	(289)	(1,078)	(69,475)	(1,128)	(414)
—	—	—	—	—	131,225

1,871,597	32,887	17,240	893,079	197,457	261,731

439,761	29,307	8,616	295,332	64,292	94,732
68,594	6,106	442	492	8,688	17,758
53,489	8,930	16,870	16,948	21,693	25,826
41,347	9,101	13,434	35,594	10,771	15,824
18,349	8,951	14,719	16,907	14,769	12,929
—	5,377	2,912	21,499	3,349	1,302
10,373	10,373	10,893	10,893	9,943	12,114
—	122	44	1,491	454	676
—	50,184	—	—	—	—
—	33,046	—	—	—	—
4,400	1,097	39	1,108	342	899
4,896	221	87	2,343	850	969
690	—	—	—	—	—
22,699	2,284	2,428	3,930	3,095	3,107

664,598	165,099	70,484	406,537	138,246	186,136

—	(29,307)	(8,616)	(66,413)	(57,551)	(29,439)
—	(44,089)	(52,638)	—	—	—
61,190	—	—	—	—	—

725,788	91,703	9,230	340,124	80,695	156,697

1,145,809	(58,816)	8,010	552,955	116,762	105,034

2,598,870	463,152	(70,051)	497,901	1,035,558 (a)	637,008
(3,036,741)	—	—	—	—	—
2,670,307	—	—	—	—	—
—	(208,938)	—	—	—	—
—	—	(19,450)	(13,862)	5	—
—	—	—	—	—	—
2,741,846	(17,647)	121,636	2,185,976	(1,511,744)	1,074,836
509,568	—	—	—	—	—
(1,039,935)	—	—	—	—	—
—	60,233	—	—	—	—

—	—	19,793	(27,332)	9	—

4,443,915	296,800	51,928	2,642,683	(476,172)	1,711,844

$5,589,724	$237,984	$59,938	$3,195,638	$(359,410)	$1,816,878

See accompanying Notes to Financial Statements.
65

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Statements of Changes in Net Assets

	Montag & Caldwell Growth Fund		Veredus Select Growth Fund
	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
NET ASSETS at Beginning of Period	$3,441,019,426	$3,042,348,287	$80,277,274	$104,506,310

Increase (decrease) in net assets from operations:
Net investment income (loss)	13,070,753	23,212,618	172,398	12,937
Net realized gain (loss) on investments, purchase options, payments by affiliates, capital gain distributions and foreign currency transactions	139,113,306	276,464,229	(446,152)	2,087,190
Net change in unrealized appreciation (depreciation)on investments, purchase options, translation of assets and liabilities denominated in foreign currency	231,194,371	(24,507,953)	1,370,451	(6,313,915)

Net increase (decrease) in net assets from operations	383,378,430	275,168,894	1,096,697	(4,213,788)

Distributions to shareholders from:
Net investment income:
Class N	(8,653,266)	(8,322,107)	—	—
Class I	(13,404,437)	(12,483,308)	(27,060)	—
Class R	(23,730)	(29,409)	—	—
Net realized gain on investments:
Class N	(125,020,421)	(2,646,170)	—	—
Class I	(132,016,151)	(2,724,240)	—	—
Class R	(653,567)	(13,510)	—	—

Total distributions	(279,771,572)	(26,218,744)	(27,060)	—

Capital share transactions:
Proceeds from sales of shares:
Class N	173,915,063	660,309,446	352,644	7,667,702
Class I	399,982,388	621,098,679	1,959,703	11,926,061
Class R	1,555,849	5,580,418	—	—
Proceeds from reinvestment of distributions:
Class N	130,056,898	10,562,918	—	—
Class I	100,607,628	11,978,807	26,847	—
Class R	530,624	21,213	—	—
Cost of shares redeemed:
Class N	(235,683,883)	(618,544,121)	(8,817,760)	(28,127,415)
Class I	(294,601,441)	(536,452,510)	(26,949,730)	(11,481,596)
Class R	(1,678,028)	(4,833,861)	—	—

Net increase (decrease) from capital share transactions	274,685,098	149,720,989	(33,428,296)	(20,015,248)

Total increase (decrease) in net assets	378,291,956	398,671,139	(32,358,659)	(24,229,036)

NET ASSETS at End of Period	$3,819,311,382	$3,441,019,426	$47,918,615	$80,277,274

Undistributed net investment income	$8,610,213	$17,620,893	$172,235	$26,897

(a)	Cornerstone Large Cap Value Fund had a redemption-in-kind on March 18, 2011, which resulted in a redemption out of the Fund of $222,180,158. The redemption was comprised of securities and cash in the amounts of $218,362,480 and $3,817,758, respectively.

See accompanying Notes to Financial Statements.
66

Aston Funds

TAMRO Diversified Equity Fund		Herndon Large Cap Value Fund		Cornerstone Large Cap Value Fund
Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
$24,353,652	$15,669,792	$17,969,968	$1,472,096	$24,756,738	$224,034,670

12,246	(44,914)	267,907	136,661	111,152	1,616,818

(265,388)	656,066	(158,754)	677,342	757,598	34,986,939

2,602,203	(699,407)	2,673,319	(196,751)	1,296,977	(15,657,682)

2,349,061	(88,255)	2,782,472	617,252	2,165,727	20,946,075

—	—	(69,391)	(13,657)	(110,362)	(265,642)
—	—	(154,780)	—	(577)	(1,541,502)
—	—	—	—	—	—

(473,355)	—	(340,506)	—	—	—
—	—	(604,334)	—	—	—
—	—	—	—	—	—

(473,355)	—	(1,169,011)	(13,657)	(110,939)	(1,807,144)

977,360	13,791,809	4,210,860	14,353,866	4,467,537	9,241,468
383,293	—	25,988,442	12,434,600	3,188,291	413
—	—	—	—	—	—

461,380	—	409,897	13,657	106,567	254,223
—	—	759,114	—	577	964,424
—	—	—	—	—	—

(5,903,122)	(5,019,694)	(1,330,320)	(10,907,846)	(8,520,260)	(6,696,820)
—	—	(1,724,133)	—	(4,086)	(222,180,571	)(a)
—	—	—	—	—	—

(4,081,089)	8,772,115	28,313,860	15,894,277	(761,374)	(218,416,863)

(2,205,383)	8,683,860	29,927,321	16,497,872	1,293,414	(199,277,932)

$22,148,269	$24,353,652	$47,897,289	$17,969,968	$26,050,152	$24,756,738

$12,246	$—	$170,974	$127,238	$213	$—

See accompanying Notes to Financial Statements.
67

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Statements of Changes in Net Assets – continued

	River Road Dividend All Cap Value Fund		Fairpointe Mid Cap Fund
	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011
NET ASSETS at Beginning of Period	$620,152,985	$273,172,565	$2,841,488,832		$1,969,004,161

Increase (decrease) in net assets from operations:
Net investment income (loss)	9,945,643	11,709,666	7,513,519		8,114,614
Net realized gain on investments	15,982,437	4,466,315	68,665,511		18,380,917
Net change in unrealized appreciation (depreciation) on investments	36,949,598	13,856,396	158,537,461		(48,573,966)

Net increase (decrease) in net assets from operations	62,877,678	30,032,377	234,716,491		(22,078,435)

Distributions to shareholders from:
Net investment income:
Class N	(4,109,948)	(4,480,688)	(2,661,253)		(4,195,319)
Class I	(5,708,066)	(6,151,388)	(5,501,975)		(1,840,072)
Net realized gain on investments:
Class N	(2,301,513)	—	(10,321,076)		(3,944,537)
Class I	(2,349,496)	—	(8,446,694)		(1,492,202)

Total distributions	(14,469,023)	(10,632,076)	(26,930,998)		(11,472,130)

Capital share transactions:
Proceeds from sales of shares:
Class N	93,152,764	200,005,589	233,036,383		723,036,262
Class I	188,262,252	193,412,218	362,461,382		1,264,789,286
Proceeds from reinvestment of distributions:
Class N	6,318,663	4,324,529	12,395,039		7,690,209
Class I	5,762,025	3,993,640	9,858,507		2,953,475
Cost of shares redeemed:
Class N	(85,872,994)	(52,119,639)	(276,597,077)		(731,287,676)
Class I	(19,956,484)	(22,036,218)	(421,437,953	)(a)	(361,146,320)

Net increase (decrease) from capital share transactions	187,666,226	327,580,119	(80,283,719)		906,035,236

Total increase (decrease) in net assets	236,074,881	346,980,420	127,501,774		872,484,671

NET ASSETS at End of Period	$856,227,866	$620,152,985	$2,968,990,606		$2,841,488,832

Undistributed (distributions in excess of) net investment income (loss)	$17,367	$(110,262)	$1,429,514		$2,079,223

(a)	Fairpointe Mid Cap Fund had a redemption-in-kind on January 13, 2012, which resulted in a redemption out of the Fund of $38,722,763. The redemption was comprised of securities and cash in the amounts of $38,179,960 and $542,803, respectively.
(b)	Veredus Small Cap Growth Fund had a redemption-in-kind on December 2, 2011, which resulted in a redemption out of the Fund of $13,436,583. The redemption was comprised of securities and cash in the amount of $13,225,479 and $211,104, respectively.

See accompanying Notes to Financial Statements.
68

Aston Funds

Montag & Caldwell Mid Cap Growth Fund		Cardinal Mid Cap Value Fund		Veredus Small Cap Growth Fund
Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011
$4,507,024	$3,399,072	$1,640,534	$1,408,743	$43,191,062		$49,784,390

(16,768)	(30,444)	6,125	6,900	(155,011)		(476,381)
214,979	299,123	4,728	91,525	1,903,184		6,542,782

369,066	240,447	149,186	15,411	(326,612)		(2,611,145)

567,277	509,126	160,039	113,836	1,421,561		3,455,256

—	—	(6,507)	(6,680)	—		—
—	—	—	—	—		—

—	—	—	—	—		—
—	—	—	—	—		—

—	—	(6,507)	(6,680)	—		—

1,891,701	738,840	131,384	141,784	591,254		3,538,598
—	—	—	—	132,806		327,191

—	—	2,881	2,608	—		—
—	—	—	—	—		—

(240,835)	(140,014)	(24,241)	(19,757)	(3,850,557)		(13,481,571)
—	—	—	—	(14,361,231	)(b)	(432,802)

1,650,866	598,826	110,024	124,635	(17,487,728)		(10,048,584)

2,218,143	1,107,952	263,556	231,791	(16,066,167)		(6,593,328)

$6,725,167	$4,507,024	$1,904,090	$1,640,534	$27,124,895		$43,191,062

$(16,768)	$—	$1,135	$1,517	$(155,011)		$—

See accompanying Notes to Financial Statements.
69

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Statements of Changes in Net Assets – continued

	Small Cap Growth Fund		Silvercrest Small Cap Fund
	Six Months Ended April 30, 2012 (unaudited)	Period Ended October 31, 2011(a)	Period Ended April 30, 2012(b) (unaudited)
NET ASSETS at Beginning of Period	$7,961,781	$—	$—

Increase (decrease) in net assets from operations:
Net investment income (loss)	(46,878)	(34,103)	6,947
Net realized gain (loss) on investments	442,297	(183,520)	227,679
Net change in unrealized appreciation (depreciation) on investments	522,931	(141,555)	93,555

Net increase (decrease) in net assets from operations	918,350	(359,178)	328,181

Distributions to shareholders from:
Net investment income:
Class N	—	—	—
Class I	—	—	—
Net realized gain on investments:
Class N	—	—	—
Class I	—	—	—

Total distributions	—	—	—

Capital share transactions:
Proceeds from sales of shares:
Class N	495,911	6,238,604	517,885
Class I	—	2,963,841	5,692,382
Proceeds from reinvestment of distributions:
Class N	—	—	—
Class I	—	—	—
Cost of shares redeemed:
Class N	(567,161)	(881,486)	—
Class I	—	—	(2,608,977	)(c)

Net increase (decrease) from capital share transactions	(71,250)	8,320,959	3,601,290

Total increase (decrease) in net assets	847,100	7,961,781	3,929,471

NET ASSETS at End of Period	$8,808,881	$7,961,781	$3,929,471

Undistributed (distributions in excess of) net investment income (loss)	$(52,451)	$(5,573)	$6,947

(a)	Small Cap Growth Fund began issuing shares on November 2, 2010.
(b)	Silvercrest Small Cap Fund began issuing shares on December 23, 2011.
(c)	Silvercrest Small Cap Fund had a redemption-in-kind on April 26, 2012, which resulted in a redemption out of the Fund of $2,608,977. The redemption was comprised of securities and cash in the amount of $2,579,146 and $29,831, respectively.

See accompanying Notes to Financial Statements.
70

Aston Funds

TAMRO Small Cap Fund		River Road Select Value Fund		River Road Small Cap Value Fund
Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)	Period Ended October 31, 2011(a)
$1,001,284,211	$885,435,944	$143,687,434	$215,753,587	$337,488,064	$468,670,448

(2,637,283)	(5,328,724)	383,269	42,145	938,888	83,034
36,006,399	99,904,044	6,632,303	29,375,751	12,488,633	44,847,576
71,979,736	(22,100,977)	6,411,264	(13,992,847)	15,150,147	(11,965,485)

105,348,852	72,474,343	13,426,836	15,425,049	28,577,668	32,965,125

—	—	—	(176,001)	—	(643,153)
—	—	—	(958,025)	—	(1,405,337)

(37,105,939)	(7,598,056)	(2,638,084)	(475,433)	—	—
(60,086,992)	(12,204,102)	(26,691,130)	(1,484,315)	—	—

(97,192,931)	(19,802,158)	(29,329,214)	(3,093,774)	—	(2,048,490)

58,992,376	134,405,206	1,001,842	9,181,896	5,554,947	38,752,450
80,244,868	203,159,987	23,881,063	40,104,315	18,911,741	51,580,650

36,431,124	7,455,712	2,564,966	633,791	—	639,592
41,999,122	8,709,830	23,172,373	2,107,208	—	1,383,335

(81,119,949)	(121,337,026)	(7,857,721)	(53,148,045)	(54,295,024)	(178,262,562)
(73,947,267)	(169,217,627)	(21,967,375)	(83,276,593)	(37,655,272)	(76,192,484)

62,600,274	63,176,082	20,795,148	(84,397,428)	(67,483,608)	(162,099,019)

70,756,195	115,848,267	4,892,770	(72,066,153)	(38,905,940)	(131,182,384)

$1,072,040,406	$1,001,284,211	$148,580,204	$143,687,434	$298,582,124	$337,488,064

$(2,637,283)	$—	$383,269	$—	$938,888	$—

See accompanying Notes to Financial Statements.
71

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Statements of Changes in Net Assets – continued

	River Road Independent Value Fund		DoubleLine Core Plus Fixed Income Fund

	Six Months Ended April 30, 2012 (unaudited)	Period Ended October 31, 2011(a)	Six Months Ended April 30, 2012 (unaudited)	Period Ended October 31, 2011(b)
NET ASSETS at Beginning of Period	$391,700,125	$—	$27,143,189	$—

Increase (decrease) in net assets from operations:
Net investment income (loss)	(1,333,607)	(1,085,446)	1,085,529	186,165
Net realized gain (loss) on investments and capital gain distributions	21,620,532	5,386,949	237,718	43,586
Net change in unrealized appreciation (depreciation) on investments	(7,151,566)	(574,323)	1,257,079	254,825

Net increase (decrease) in net assets from operations	13,135,359	3,727,180	2,580,326	484,576

Distributions to shareholders from:
Net investment income:
Class N	—	—	(466,028)	(148,691)
Class I	—	—	(553,666)	(42,117)
Net realized gain on investments:
Class N	(3,623,431)	—	(34,851)	—
Class I	(2,074,734)	—	(24,248)	—

Total distributions	(5,698,165)	—	(1,078,793)	(190,808)

Capital share transactions:
Proceeds from sales of shares:
Class N	134,456,823	369,370,471	18,637,423	23,893,578
Class I	171,503,461	87,929,924	48,842,087	5,325,160
Proceeds from reinvestment of distributions:
Class N	3,615,800	—	498,859	142,202
Class I	2,024,439	—	560,783	42,117
Cost of shares redeemed:
Class N	(94,897,202)	(65,670,819)	(17,366,703)	(1,531,005)
Class I	(10,918,191)	(3,656,631)	(2,541,745)	(1,022,631)

Net increase (decrease) from capital share transactions	205,785,130	387,972,945	48,630,704	26,849,421

Total increase (decrease) in net assets	213,222,324	391,700,125	50,132,237	27,143,189

NET ASSETS at End of Period	$604,922,449	$391,700,125	$77,275,426	$27,143,189

Undistributed (distributions in excess of) net investment income (loss)	$(1,371,145)	$(37,538)	$56,332	$(9,503)

(a)	River Road Independent Value Fund began issuing shares on December 30, 2010.
(b)	DoubleLine Core Plus Fixed Income Fund began issuing shares on July 15, 2011.

See accompanying Notes to Financial Statements.
72

Aston Funds

TCH Fixed Income Fund		Lake Partners LASSO Alternatives Fund		Dynamic Allocation Fund

Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
$72,769,324	$61,154,711	$207,625,322	$28,019,637	$49,240,524	$54,234,248

1,507,492	2,777,397	886,038	141,372	122,192	(167,249)

376,538	350,010	3,110,687	(4,044,043)	(1,059,467)	5,957,161

806,643	153,269	6,884,020	(2,659,656)	(133,956)	(2,211,531)

2,690,673	3,280,676	10,880,745	(6,562,327)	(1,071,231)	3,578,381

(1,407,245)	(2,179,922)	(255,933)	(60,987)	(84,100)	(145,930)
(240,559)	(630,662)	(3,425,003)	(200,883)	(10,446)	(916)

—	—	—	(51,647)	(4,208,287)	(1,740,103)
—	—	—	(141,825)	(428,748)	(5,816)

(1,647,804)	(2,810,584)	(3,680,936)	(455,342)	(4,731,581)	(1,892,765)

5,365,560	26,608,188	8,139,249	13,063,407	5,343,309	19,238,553
1,540,050	3,668,580	65,950,999	200,746,741	699,939	6,991,108

1,350,292	2,084,931	254,527	112,282	4,285,707	1,882,196
185,009	473,715	1,747,717	314,308	439,194	6,732

(6,209,562)	(12,995,724)	(2,629,857)	(3,488,899)	(16,953,215)	(32,146,225)
(2,216,104)	(8,695,169)	(28,201,371)	(24,124,485)	(249,918)	(2,651,704)

15,245	11,144,521	45,261,264	186,623,354	(6,434,984)	(6,679,340)

1,058,114	11,614,613	52,461,073	179,605,685	(12,237,796)	(4,993,724)

$73,827,438	$72,769,324	$260,086,395	$207,625,322	$37,002,728	$49,240,524

$136,564	$276,876	$(2,727,034)	$67,864	$27,646	$—

See accompanying Notes to Financial Statements.
73

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Statements of Changes in Net Assets – continued

	M.D. Sass Enhanced Equity Fund		River Road Long-Short Fund

	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)	Period Ended October 31, 2011(a)
NET ASSETS at Beginning of Period	$113,205,174	$92,563,052	$4,593,930	$—

Increase (decrease) in net assets from operations:
Net investment income (loss)	1,145,809	1,731,594	(58,816)	(30,424)
Net realized gain (loss) on investments, purchased options, written options and securities sold short and foreign currency transactions	2,232,436	11,844,073	254,214	(150,888)
Net change in unrealized appreciation (depreciation) on investments, purchased options, written options, securities sold short and translation of assets and liabilities denominated in foreign currency	2,211,479	(5,531,012)	42,586	116,075

Net increase (decrease) in net assets from operations	5,589,724	8,044,655	237,984	(65,237)

Distributions to shareholders from:
Net investment income:
Class N	(483,042)	(652,123)	—	—
Class I	(689,020)	(1,009,975)	—	—
Net realized gain on investments:
Class N	(5,377,824)	(1,928,441)	—	—
Class I	(6,563,185)	(2,282,232)	—	—

Total distributions	(13,113,071)	(5,872,771)	—	—

Capital share transactions:
Proceeds from sales of shares:
Class N	29,228,769	26,609,227	1,035,157	4,660,217
Class I	33,147,701	25,630,704	—	—
Proceeds from reinvestment of distributions:
Class N	5,793,693	2,544,539	—	—
Class I	5,299,417	2,663,560	—	—
Cost of shares redeemed:
Class N	(10,416,882)	(28,044,291)	(315,703)	(1,050)
Class I	(19,821,033)	(10,933,501)	—	—

Net increase (decrease) from capital share transactions	43,231,665	18,470,238	719,454	4,659,167

Total increase (decrease) in net assets	35,708,318	20,642,122	957,438	4,593,930

NET ASSETS at End of Period	$148,913,492	$113,205,174	$5,551,368	$4,593,930

Undistributed (distributions in excess of) net investment income (loss)	$54,267	$80,520	$(67,026)	$(8,210)

(a)	River Road Long-Short Fund began issuing shares on May 3, 2011.
(b)	Harrison Street Real Estate Fund had a redemption-in-kind on December 2, 2011, which resulted in a redemption out of the Fund of $31,399,368. The redemption was comprised of securities and cash in the amounts of $30,913,574 and $485,794, respectively.

See accompanying Notes to Financial Statements.
74

Aston Funds

Neptune International Fund		Barings International Fund		Harrison Street Real Estate Fund

Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011
$1,742,113	$1,874,755	$52,782,652	$48,168,829	$39,212,065		$35,582,298

8,010	21,534	552,955	683,032	116,762		321,324

(89,501)	104,683	484,039	3,681,538	1,035,563		8,172,513

141,429	(211,560)	2,158,644	(6,777,543)	(1,511,735)		(4,472,206)

59,938	(85,343)	3,195,638	(2,412,973)	(359,410)		4,021,631

—	(4,729)	(2,517)	(3,391)	(46,752)		(95,034)
(2,340)	(16,585)	(507,253)	(1,016,220)	(823)		(532,220)

—	—	(9,564)	—	—		—
—	—	(1,371,156)	—	—		—

(2,340)	(21,314)	(1,890,490)	(1,019,611)	(47,575)		(627,254)

18,556	83,936	950	299,750	2,356,334		3,015,671
—	—	13,940,927	15,930,055	2,284		37,683

—	4,729	12,081	3,391	44,264		93,419
2,340	12,301	1,167,330	816,360	539		532,220

(33,775)	(126,951)	(275)	(68,520)	(963,237)		(3,431,764)
(1,689)	—	(5,029,189)	(8,934,629)	(31,416,610	)(b)	(11,839)

(14,568)	(25,985)	10,091,824	8,046,407	(29,976,426)		235,390

43,030	(132,642)	11,396,972	4,613,823	(30,383,411)		3,629,767

$1,785,143	$1,742,113	$64,179,624	$52,782,652	$8,828,654		$39,212,065

$7,994	$2,324	$531,448	$488,263	$218,620		$149,433

See accompanying Notes to Financial Statements.
75

Aston Funds

Statements of Changes in Net Assets – continued

	Montag & Caldwell Balanced Fund
	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
NET ASSETS at Beginning of Period	$24,729,716	$30,555,528

Increase in net assets from operations:
Net investment income	105,034	216,304
Net realized gain on investments and foreign currency transactions	637,008	2,651,240
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currency	1,074,836	(947,217)

Net increase in net assets from operations	1,816,878	1,920,327

Distributions to shareholders from:
Net investment income:
Class N	(139,226)	(266,744)
Class I	(9,882)	(45,549)

Total distributions	(149,108)	(312,293)

Capital share transactions:
Proceeds from sales of shares:
Class N	8,745,013	1,639,927
Class I	30,307	4,647,220
Proceeds from reinvestment of distributions:
Class N	135,468	258,918
Class I	2,964	33,009
Cost of shares redeemed:
Class N	(3,513,717)	(9,141,134)
Class I	(35,956)	(4,871,786)

Net increase (decrease) from capital share transactions	5,364,079	(7,433,846)

Total increase (decrease) in net assets	7,031,849	(5,825,812)

NET ASSETS at End of Period	$31,761,565	$24,729,716

Distributions in excess of net investment income	$(234,586)	$(190,512)

See accompanying Notes to Financial Statements.
76

Aston Funds
ASTON/Montag & Caldwell Growth Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11	Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07
Net Asset Value, Beginning of Period	$24.72		$22.92	$20.87		$18.84		$31.51		$25.15

Income from Investment Operations:
Net investment income (a)	0.07		0.14	0.12		0.08		0.07		0.06
Net realized and unrealized gain (loss) on investments	2.51		1.83	2.01	(b)	2.61		(8.66)		6.54

Total from investment operations	2.58		1.97	2.13		2.69		(8.59)		6.60

Less Distributions:
Distributions from and in excess of net investment income	(0.13)		(0.13)	(0.08)		(0.06)		(0.05)		(0.06)
Distributions from net realized gain on investments	(1.88)		(0.04)	—		(0.60)		(4.03)		(0.18)

Total distributions	(2.01)		(0.17)	(0.08)		(0.66)		(4.08)		(0.24)

Net increase (decrease) in net asset value	0.57		1.80	2.05		2.03		(12.67)		6.36

Net Asset Value, End of Period	$25.29		$24.72	$22.92		$20.87		$18.84		$31.51

Total Return (c)	11.27	%(d)	8.56%	10.20%		15.08%		(31.13)%		26.41%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,801,757		$1,683,183	$1,506,075		$1,277,346		$602,905		$759,567
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.06	%(e)	1.06%	1.08	%(f)	1.11%		1.08	%(f)	1.07	%(f)
After reimbursement and/or waiver of expenses by Adviser	1.06	%(e)	1.06%	1.08	%(f)	1.11%		1.08	%(f)	1.07	%(f)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.62	%(e)	0.59%	0.56%		0.41%		0.26%		0.23%
After reimbursement and/or waiver of expenses by Adviser	0.62	%(e)	0.59%	0.56%		0.41%		0.26%		0.23%
Portfolio Turnover	22.10	%(d)	63.48%	57.39	%(g)	35.09	%(h)	52.32%		69.02%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes payments by affiliates of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2010, October 31, 2008 and October 31, 2007. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(g)	Portfolio turnover rate excludes securities received from a reorganization.
(h)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.
77

Aston Funds
ASTON/Montag & Caldwell Growth Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11	Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07
Net Asset Value, Beginning of Period	$24.85		$23.05	$20.97		$18.94		$31.61		$25.24

Income from Investment Operations:
Net investment income (a)	0.11		0.21	0.18		0.12		0.13		0.14
Net realized and unrealized gain (loss) on investments	2.51		1.82	2.02	(b)	2.62		(8.70)		6.55

Total from investment operations	2.62		2.03	2.20		2.74		(8.57)		6.69

Less Distributions:
Distributions from and in excess of net investment income	(0.19)		(0.19)	(0.12)		(0.11)		(0.07)		(0.14)
Distributions from net realized gain on investments	(1.88)		(0.04)	—		(0.60)		(4.03)		(0.18)

Total distributions	(2.07)		(0.23)	(0.12)		(0.71)		(4.10)		(0.32)

Net increase (decrease) in net asset value	0.55		1.80	2.08		2.03		(12.67)		6.37

Net Asset Value, End of Period	$25.40		$24.85	$23.05		$20.97		$18.94		$31.61

Total Return (c)	11.45	%(d)	8.82%	10.49%		15.36%		(30.96)%		26.72%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,008,214		$1,749,183	$1,528,981		$1,205,637		$754,671		$1,254,382
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.81	%(e)	0.81%	0.83	%(f)	0.86%		0.83	%(f)	0.79	%(f)
After reimbursement and/or waiver of expenses by Adviser	0.81	%(e)	0.81%	0.83	%(f)	0.86%		0.83	%(f)	0.79	%(f)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.87	%(e)	0.84%	0.81%		0.66%		0.51%		0.51%
After reimbursement and/or waiver of expenses by Adviser	0.87	%(e)	0.84%	0.81%		0.66%		0.51%		0.51%
Portfolio Turnover	22.10	%(d)	63.48%	57.39	%(g)	35.09	%(h)	52.32%		69.02%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes payments by affiliates of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2010, October 31, 2008 and October 31, 2007. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(g)	Portfolio turnover rate excludes securities received from a reorganization.
(h)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.
78

Aston Funds
ASTON/Montag & Caldwell Growth Fund – Class R	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11	Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07
Net Asset Value, Beginning of Period	$24.45		$22.70	$20.73		$18.69		$31.33		$25.04

Income from Investment Operations:
Net investment income (a)	0.05		0.08	0.07		0.03		—	(b)	—	(b)
Net realized and unrealized gain (loss) on investments	2.48		1.80	1.98	(c)	2.61		(8.58)		6.49

Total from investment operations	2.53		1.88	2.05		2.64		(8.58)		6.49

Less Distributions:
Distributions from and in excess of net investment income	(0.07)		(0.09)	(0.08)		—		(0.03)		(0.02)
Distributions from net realized gain on investments	(1.88)		(0.04)	—		(0.60)		(4.03)		(0.18)

Total distributions	(1.95)		(0.13)	(0.08)		(0.60)		(4.06)		(0.20)

Net increase (decrease) in net asset value	0.58		1.75	1.97		2.04		(12.64)		6.29

Net Asset Value, End of Period	$25.03		$24.45	$22.70		$20.73		$18.69		$31.33

Total Return (d)	11.15	%(e)	8.29%	9.90%		14.87%		(31.28)%		26.06%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$9,339		$8,654	$7,292		$3,840		$266		$4,062
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.31	%(f)	1.31%	1.33	%(g)	1.36%		1.33	%(g)	1.29	%(g)
After reimbursement and/or waiver of expenses by Adviser	1.31	%(f)	1.31%	1.33	%(g)	1.36%		1.33	%(g)	1.29	%(g)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.37	%(f)	0.34%	0.31%		0.16%		0.01%		0.01%
After reimbursement and/or waiver of expenses by Adviser	0.37	%(f)	0.34%	0.31%		0.16%		0.01%		0.01%
Portfolio Turnover	22.10	%(e)	63.48%	57.39	%(h)	35.09	%(i)	52.32%		69.02%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $0.005 per share.
(c)	Includes payments by affiliates of less than $0.005 per share.
(d)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(e)	Not Annualized.
(f)	Annualized.
(g)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2010, October 31, 2008 and October 31, 2007. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(h)	Portfolio turnover rate excludes securities received from a reorganization.
(i)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.
79

Aston Funds
ASTON/Veredus Select Growth Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07
Net Asset Value, Beginning of Period	$10.77		$11.35		$9.07	$8.69	$16.77	$13.08

Income from Investment Operations:
Net investment loss	0.02	(a)	(0.02	)(a)	(0.04)	(0.01)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	0.51		(0.56)		2.32	0.39	(5.60)	3.77

Total from investment operations	0.53		(0.58)		2.28	0.38	(5.66)	3.69

Less Distributions:
Distributions from and in excess of net investment income	—		—		— (b)	—	—	—
Distributions from net realized gain on investments	—		—		—	—	(2.42)	—

Total distributions	—		—		—	—	(2.42)	—

Net increase (decrease) in net asset value	0.53		(0.58)		2.28	0.38	(8.08)	3.69

Net Asset Value, End of Period	$11.30		$10.77		$11.35	$9.07	$8.69	$16.77

Total Return (c)	4.92	%(d)	(5.11)%		25.15%	4.37%	(39.09)%	28.14%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$12,723		$20,733		$42,567	$39,437	$37,142	$50,783
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.42	%(e)(f)	1.30%		1.33%	1.37%	1.34%	1.52%
After reimbursement and/or waiver of expenses by Adviser	1.30	%(e)(f)	1.30%		1.30%	1.30%	1.30%	1.30%
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.32	%(e)	(0.15)%		(0.38)%	(0.24)%	(0.55)%	(0.81)%
After reimbursement and/or waiver of expenses by Adviser	0.44	%(e)	(0.15)%		(0.35)%	(0.17)%	(0.51)%	(0.59)%
Portfolio Turnover	95.79	%(d)	312.62%		325.01%	331.55%	387.57%	283.38%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $(0.005) per share.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2012, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.
80

Aston Funds
ASTON/Veredus Select Growth Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11	Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07
Net Asset Value, Beginning of Period	$10.92		$11.48	$9.16	$8.74	$16.83	$13.08

Income from Investment Operations:
Net investment income (loss)	0.04		0.01 (a)	(0.01)	0.01	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	0.51		(0.57)	2.34	0.41	(5.65)	3.77

Total from investment operations	0.55		(0.56)	2.33	0.42	(5.67)	3.75

Less Distributions:
Distributions from and in excess of net investment income	(0.01)		—	(0.01)	—	—	—
Distributions from net realized gain on investments	—		—	—	—	(2.42)	—

Total distributions	(0.01)		—	(0.01)	—	(2.42)	—

Net increase (decrease) in net asset value	0.54		(0.56)	2.32	0.42	(8.09)	3.75

Net Asset Value, End of Period	$11.46		$10.92	$11.48	$9.16	$8.74	$16.83

Total Return (b)	4.93	%(c)	(4.88)%	25.39%	4.81%	(38.96)%	28.52%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$35,195		$59,544	$61,939	$47,699	$46,040	$3,216
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.17	%(d)(e)	1.05%	1.08%	1.12%	1.09%	1.19%
After reimbursement and/or waiver of expenses by Adviser	1.05	%(d)(e)	1.05%	1.05%	1.05%	1.05%	0.97%
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.57	%(d)	0.10%	(0.13)%	0.01%	(0.30)%	(0.48)%
After reimbursement and/or waiver of expenses by Adviser	0.69	%(d)	0.10%	(0.10)%	0.08%	(0.26)%	(0.26)%
Portfolio Turnover	95.79	%(c)	312.62%	325.01%	331.55%	387.57%	283.38%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the six months ended April 30, 2012, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.
81

Aston Funds
ASTON/TAMRO Diversified Equity Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07
Net Asset Value, Beginning of Period	$12.34		$11.83		$9.72	$8.34	$14.41	$13.91

Income from Investment Operations:
Net investment income (loss)	0.01	(a)	(0.02)		— (b)	— (b)	0.04	0.03
Net realized and unrealized gain (loss) on investments	1.35		0.53		2.13	1.42	(4.94)	2.13

Total from investment operations	1.36		0.51		2.13	1.42	(4.90)	2.16

Less Distributions:
Distributions from and in excess of net investment income	—		—		(0.02)	(0.04)	(0.01)	(0.03)
Distributions from net realized gain on investments	(0.26)		—		—	—	(1.16)	(1.63)

Total distributions	(0.26)		—		(0.02)	(0.04)	(1.17)	(1.66)

Net increase (decrease) in net asset value	1.10		0.51		2.11	1.38	(6.07)	0.50

Net Asset Value, End of Period	$13.44		$12.34		$11.83	$9.72	$8.34	$14.41

Total Return (c)	11.28	%(d)	4.31%		21.95%	17.13%	(36.75)%	16.98%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$21,760		$24,354		$15,670	$10,486	$8,562	$15,359
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.66	%(e)(f)	1.62	%(f)	1.63%	1.95%	1.88%	1.74	%(f)
After reimbursement and/or waiver of expenses by Adviser	1.20	%(e)(f)	1.20	%(f)	1.20%	1.20%	1.20%	1.20	%(f)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(0.35	)%(e)	(0.63)%		(0.45)%	(0.77)%	(0.37)%	(0.30)%
After reimbursement and/or waiver of expenses by Adviser	0.11	%(e)	(0.21)%		(0.02)%	(0.02)%	0.31%	0.24%
Portfolio Turnover	24.34	%(d)	65.96%		81.75%	85.49%	93.82%	37.87%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $(0.005) per share.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the six months ended April 30, 2012 and the years ended October 31, 2011 and October 31, 2007, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.
82

Aston Funds
ASTON/TAMRO Diversified Equity Fund – Class I	April 30, 2012
Financial Highlights

	Period Ended 04/30/12 (unaudited)(a)
Net Asset Value, Beginning of Period	$13.27

Income from Investment Operations:
Net investment income	0.01	(b)
Net realized and unrealized gain on investments	0.16

Total from investment operations	0.17

Less Distributions:
Distributions from and in excess of net investment income	—

Total distributions	—

Net increase in net asset value	0.17

Net Asset Value, End of Period	$13.44

Total Return (c)	1.28	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$388
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.41	%(e)(f)
After reimbursement and/or waiver of expenses by Adviser	0.95	%(e)(f)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(0.10	)%(e)
After reimbursement and/or waiver of expenses by Adviser	0.36	%(e)
Portfolio Turnover	24.34	%(d)

(a)	TAMRO Diversified Equity Fund began issuing Class I shares on March 1, 2012.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the period ended April 30, 2012, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.
83

Aston Funds
ASTON/Herndon Large Cap Value Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11	Period Ended 10/31/10 (a)
Net Asset Value, Beginning of Period	$11.31		$10.39	$10.00

Income from Investment Operations:
Net investment income	0.10	(b)	0.12 (b)	0.03
Net realized and unrealized gain on investments	1.13		0.81	0.36

Total from investment operations	1.23		0.93	0.39

Less Distributions:
Distributions from and in excess of net investment income	(0.11)		(0.01)	—
Distributions from net realized gain on investments	(0.56)		—	—

Total distributions	(0.67)		(0.01)	—

Net increase in net asset value	0.56		0.92	0.39

Net Asset Value, End of Period	$11.87		$11.31	$10.39

Total Return (c)	11.71	%(d)	9.09%	3.90	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$9,854		$6,089	$1,472
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.52	%(e)	2.38%	13.84	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.30	%(e)	1.30%	1.30	%(e)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.48	%(e)	(0.05)%	(11.94	)%(e)
After reimbursement and/or waiver of expenses by Adviser	1.70	%(e)	1.03%	0.60	%(e)
Portfolio Turnover	25.27	%(d)	189.70%	38.64	%(d)

(a)	Herndon Large Cap Value Fund began issuing Class N shares on March 30, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.
84

Aston Funds
ASTON/Herndon Large Cap Value Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$11.33		$11.48
Income from Investment Operations:
Net investment income	0.11	(b)	0.10	(b)
Net realized and unrealized gain (loss) on investments	1.13		(0.25)

Total from investment operations	1.24		(0.15)

Less Distributions:
Distributions from and in excess of net investment income	(0.14)		—
Distributions from net realized gain on investments	(0.56)		—

Total distributions	(0.70)		—

Net increase (decrease) in net asset value	0.54		(0.15)

Net Asset Value, End of Period	$11.87		$11.33

Total Return (c)	11.91	%(d)	(1.31	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$38,044		$11,881
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.27	%(e)	2.13	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.05	%(e)	1.05	%(e)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.73	%(e)	0.20	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.95	%(e)	1.28	%(e)
Portfolio Turnover	25.27	%(d)	189.70%

(a)	Herndon Large Cap Value Fund began issuing Class I shares on March 1, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.
85

Aston Funds
ASTON/Cornerstone Large Cap Value Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07
Net Asset Value, Beginning of Period	$10.04		$9.20		$8.31		$9.07		$15.57		$14.06

Income from Investment Operations:
Net investment income	0.05	(a)	0.12	(a)	0.13		0.15		0.15		0.19
Net realized and unrealized gain (loss) on investments	0.86		0.83		0.89		0.41		(5.08)		2.09

Total from investment operations	0.91		0.95		1.02		0.56		(4.93)		2.28

Less Distributions:
Distributions from and in excess of net investment income	(0.04)		(0.11)		(0.13)		(0.15)		(0.16)		(0.20)
Distributions from net realized gain on investments	—		—		—		(1.17)		(1.41)		(0.57)

Total distributions	(0.04)		(0.11)		(0.13)		(1.32)		(1.57)		(0.77)

Net increase (decrease) in net asset value	0.87		0.84		0.89		(0.76)		(6.50)		1.51

Net Asset Value, End of Period	$10.91		$10.04		$9.20		$8.31		$9.07		$15.57

Total Return (b)	9.13	%(c)	10.44%		12.37%		8.60%		(34.85)%		16.77%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$22,691		$24,631		$19,984		$20,173		$19,704		$130,476
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.63	%(d)	1.61%		1.19	%(e)	1.21%		1.18	%(e)	1.16%
After reimbursement and/or waiver of expenses by Adviser	1.23	%(d)(f)	1.14	%(f)	1.07	%(e)	1.07	%(g)	1.02	%(e)	0.94%
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.47	%(d)	0.80%		1.32%		1.77%		1.22%		1.06%
After reimbursement and/or waiver of expenses by Adviser	0.87	%(d)	1.27%		1.44%		1.91%		1.38%		1.28%
Portfolio Turnover	35.77	%(c)	59.07	%(h)	37.44%		39.00%		67.57%		28.05%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2010 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	Effective March 22, 2011, the Adviser changed the voluntary expense limitation from 1.07% to 1.19%. Subsequently on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.30%.
(g)	The contractual expense limitation of 1.07%, which excludes interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses, was removed by the Adviser and replaced with a voluntary expense limitation of 1.07% effective March 1, 2009. Voluntary expense waivers can end at any time.
(h)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.
86

Aston Funds
ASTON/Cornerstone Large Cap Value Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07
Net Asset Value, Beginning of Period	$10.05		$9.19		$8.31		$9.06		$15.57		$14.07

Income from Investment Operations:
Net investment income	0.04	(a)	0.16	(a)	0.15		0.17		0.20		0.23
Net realized and unrealized gain (loss) on investments	0.88		0.84		0.88		0.42		(5.10)		2.07

Total from investment operations	0.92		1.00		1.03		0.59		(4.90)		2.30

Less Distributions:
Distributions from and in excess of net investment income	(0.05)		(0.14)		(0.15)		(0.17)		(0.20)		(0.23)
Distributions from net realized gain on investments	—		—		—		(1.17)		(1.41)		(0.57)

Total distributions	(0.05)		(0.14)		(0.15)		(1.34)		(1.61)		(0.80)

Net increase (decrease) in net asset value	0.87		0.86		0.88		(0.75)		(6.51)		1.50

Net Asset Value, End of Period	$10.92		$10.05		$9.19		$8.31		$9.06		$15.57

Total Return (b)	9.16	%(c)	10.95%		12.53%		9.01%		(34.73)%		16.98%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,359		$126		$204,051		$205,580		$188,688		$289,024
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.38	%(d)	1.36%		0.94	%(e)	0.96%		0.93	%(e)	0.91%
After reimbursement and/or waiver of expenses by Adviser	0.98	%(d)(f)	0.89	%(f)	0.82	%(e)	0.82	%(g)	0.77	%(e)	0.69%
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.72	%(d)	1.05%		1.57%		2.02%		1.47%		1.31%
After reimbursement and/or waiver of expenses by Adviser	1.12	%(d)	1.52%		1.69%		2.16%		1.63%		1.53%
Portfolio Turnover	35.77	%(c)	59.07	%(h)	37.44%		39.00%		67.57%		28.05%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expense to average net assets included interest expenses of less than 0.005% for the years ended October 31, 2010 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	Effective March 22, 2011, the Adviser changed the voluntary expense limitation from 0.82% to 0.94%. Subsequently on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.05%.
(g)	The contractual expense limitation of 0.82%, which excludes interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses, was removed by the Adviser and replaced with a voluntary expense limitation of 0.82% effective March 1, 2009. Voluntary expense waivers can end at any time.
(h)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.
87

Aston Funds
ASTON/River Road Dividend All Cap Value Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11	Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08		Year Ended 10/31/07
Net Asset Value, Beginning of Period	$10.68		$10.23	$8.58	$8.43	$12.58		$11.81

Income from Investment Operations:
Net investment income	0.14	(a)	0.29 (a)	0.26 (a)	0.26 (a)	0.38		0.46 (a)
Net realized and unrealized gain (loss) on investments	0.80		0.42	1.62	0.08	(3.54)		0.81

Total from investment operations	0.94		0.71	1.88	0.34	(3.16)		1.27

Less Distributions:
Distributions from and in excess of net investment income	(0.14)		(0.26)	(0.23)	(0.19)	(0.32)		(0.37)
Return of capital	—		—	—	—	(0.01)		—
Distributions from net realized gain on investments	(0.07)		—	—	—	(0.66)		(0.13)

Total distributions	(0.21)		(0.26)	(0.23)	(0.19)	(0.99)		(0.50)

Net increase (decrease) in net asset value	0.73		0.45	1.65	0.15	(4.15)		0.77

Net Asset Value, End of Period	$11.41		$10.68	$10.23	$8.58	$8.43		$12.58

Total Return (b)	8.87	%(c)	6.94%	22.20%	4.33%	(26.82)%		10.89%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$336,925		$301,290	$135,544	$81,842	$51,504		$32,313
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.11	%(d)	1.12%	1.14%	1.21%	1.35	%(e)	1.53%
After reimbursement and/or waiver of expenses by Adviser	1.11	%(d)	1.12%	1.14%	1.21%	1.30	%(e)	1.30%
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	2.55	%(d)	2.70%	2.69%	3.36%	3.81%		3.48%
After reimbursement and/or waiver of expenses by Adviser	2.55	%(d)	2.70%	2.69%	3.36%	3.86%		3.71%
Portfolio Turnover	15.88	%(c)	24.65%	29.92%	47.34%	48.95%		114.56%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.
88

Aston Funds
ASTON/River Road Dividend All Cap Value Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11	Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08		Period Ended 10/31/07(a)
Net Asset Value, Beginning of Period	$10.67		$10.22	$8.57	$8.42	$12.57		$12.94

Income from Investment Operations:
Net investment income	0.15	(b)	0.32 (b)	0.28 (b)	0.29 (b)	0.41		0.16	(b)
Net realized and unrealized gain (loss) on investments	0.80		0.42	1.63	0.07	(3.55)		(0.37)

Total from investment operations	0.95		0.74	1.91	0.36	(3.14)		(0.21)

Less Distributions:
Distributions from and in excess of net investment income	(0.15)		(0.29)	(0.26)	(0.21)	(0.34)		(0.16)
Return of capital	—		—	—	—	(0.01)		—
Distributions from net realized gain on investments	(0.07)		—	—	—	(0.66)		—

Total distributions	(0.22)		(0.29)	(0.26)	(0.21)	(1.01)		(0.16)

Net increase (decrease) in net asset value	0.73		0.45	1.65	0.15	(4.15)		(0.37)

Net Asset Value, End of Period	$11.40		$10.67	$10.22	$8.57	$8.42		$12.57

Total Return (c)	9.01	%(d)	7.21%	22.53%	4.59%	(26.66)%		(1.58	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$519,303		$318,863	$137,629	$77,185	$144		$197
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.86	%(e)	0.87%	0.89%	0.96%	1.10	%(f)	1.42	%(e)
After reimbursement and/or waiver of expenses by Adviser	0.86	%(e)	0.87%	0.89%	0.96%	1.05	%(f)	0.96	%(e)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	2.80	%(e)	2.95%	2.94%	3.61%	4.06%		2.86	%(e)
After reimbursement and/or waiver of expenses by Adviser	2.80	%(e)	2.95%	2.94%	3.61%	4.11%		3.33	%(e)
Portfolio Turnover	15.88	%(d)	24.65%	29.92%	47.34%	48.95%		114.56%

(a)	River Road Dividend All Cap Value Fund began issuing Class I shares on June 27, 2007.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.
89

Aston Funds
ASTON/Fairpointe Mid Cap Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07
Net Asset Value, Beginning of Period	$29.76		$29.04		$22.73		$17.25		$32.32		$27.16

Income from Investment Operations:
Net investment income (loss)	0.06		0.06	(a)	0.01		0.09		0.05		(0.02)
Net realized and unrealized gain (loss) on investments	2.57		0.82		6.35		5.82		(12.93)		7.01

Total from investment operations	2.63		0.88		6.36		5.91		(12.88)		6.99

Less Distributions:
Distributions from and in excess of net investment income	(0.05)		(0.08)		(0.05)		(0.14)		—		—
Distributions from net realized gain on investments	(0.21)		(0.08)		—		(0.29)		(2.19)		(1.83)

Total distributions	(0.26)		(0.16)		(0.05)		(0.43)		(2.19)		(1.83)

Net increase (decrease) in net asset value	2.37		0.72		6.31		5.48		(15.07)		5.16

Net Asset Value, End of Period	$32.13		$29.76		$29.04		$22.73		$17.25		$32.32

Total Return (b)	8.91	%(c)	2.98%		28.01%		35.60%		(42.50)%		27.08%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,589,447		$1,502,266		$1,469,354		$842,233		$508,886		$823,036
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.12	%(d)(e)	1.14	%(e)	1.14	%(e)	1.20	%(e)	1.16	%(e)	1.15	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.12	%(d)(e)	1.14	%(e)	1.14	%(e)	1.20	%(e)	1.16	%(e)	1.15	%(e)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.41	%(d)	0.21%		—	%(f)	0.46%		0.18%		(0.09)%
After reimbursement and/or waiver of expenses by Adviser	0.41	%(d)	0.21%		—	%(f)	0.46%		0.18%		(0.09)%
Portfolio Turnover	10.32	%(c)(g)	11.20%		13.82%		17.72%		22.58%		26.15%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the six months ended April 30, 2012 and the years ended October 31, 2011, October 31, 2010, October 31, 2009, October 31, 2008 and October 31, 2007, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	Represents less than 0.005%.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.
90

Aston Funds
ASTON/Fairpointe Mid Cap Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07
Net Asset Value, Beginning of Period	$30.20		$29.41		$23.00		$17.47		$32.64		$27.34

Income from Investment Operations:
Net investment income	0.11		0.14	(a)	0.07		0.13		0.11		0.05
Net realized and unrealized gain (loss) on investments	2.60		0.82		6.43		5.89		(13.09)		7.08

Total from investment operations	2.71		0.96		6.50		6.02		(12.98)		7.13

Less Distributions:
Distributions from and in excess of net investment income	(0.13)		(0.09)		(0.09)		(0.20)		—		—
Distributions from net realized gain on investment	(0.21)		(0.08)		—		(0.29)		(2.19)		(1.83)

Total distributions	(0.34)		(0.17)		(0.09)		(0.49)		(2.19)		(1.83)

Net increase (decrease) in net asset value	2.37		0.79		6.41		5.53		(15.17)		5.30

Net Asset Value, End of Period	$32.57		$30.20		$29.41		$23.00		$17.47		$32.64

Total Return (b)	9.08	%(c)	3.22%		28.31%		35.97%		(42.39)%		27.43%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,379,544		$1,339,223		$499,651		$150,953		$93,176		$126,691
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.87	%(d)(e)	0.89	%(e)	0.89	%(e)	0.95	%(e)	0.91	%(e)	0.87	%(e)
After reimbursement and/or waiver of expenses by Adviser	0.87	%(d)(e)	0.89	%(e)	0.89	%(e)	0.95	%(e)	0.91	%(e)	0.87	%(e)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.66	%(d)	0.46%		0.25%		0.71%		0.43%		0.19%
After reimbursement and/or waiver of expenses by Adviser	0.66	%(d)	0.46%		0.25%		0.71%		0.43%		0.19%
Portfolio Turnover	10.32	%(c)(f)	11.20%		13.82%		17.72%		22.58%		26.15%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for six months ended April 30, 2012 and the years ended October 31, 2011, October 31, 2010, October 31, 2009, October 31, 2008 and October 31, 2007, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.
91

Aston Funds
ASTON/Montag & Caldwell Mid Cap Growth Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Period Ended 10/31/08(a)
Net Asset Value, Beginning of Period	$9.71		$8.51		$6.83	$5.85	$10.00

Income from Investment Operations:
Net investment loss	(0.03)		(0.07)		(0.04)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	1.12		1.27		1.74	1.02	(4.10)

Total from investment operations	1.09		1.20		1.70	0.98	(4.15)

Less Distributions:
Distributions from and in excess of net investment income	—		—		(0.02)	—	—

Total distributions	—		—		(0.02)	—	—

Net increase (decrease) in net asset value	1.09		1.20		1.68	0.98	(4.15)

Net Asset Value, End of Period	$10.80		$9.71		$8.51	$6.83	$5.85

Total Return (b)	11.23	%(c)	14.10%		24.85%	16.75%	(41.50	)%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$6,725		$4,507		$3,399	$2,959	$1,815
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	2.62	%(d)	3.07%		3.55%	5.02%	5.80	%(d)
After reimbursement and/or waiver of expenses by Adviser	1.25	%(d)(e)	1.39	%(e)	1.40%	1.40%	1.40	%(d)
Ratios of net investment loss to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(1.98	)%(d)	(2.39)%		(2.75)%	(4.13)%	(5.07	)%(d)
After reimbursement and/or waiver of expenses by Adviser	(0.62	)%(d)	(0.71)%		(0.60)%	(0.51)%	(0.67	)%(d)
Portfolio Turnover	18.06	%(c)	29.31%		31.49%	54.37%	63.66	%(c)

(a)	Montag & Caldwell Mid Cap Growth Fund began issuing Class N shares on November 1, 2007.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	For the period November 1, 2010 through September 29, 2011 the Adviser contractually waived management fees and/or reimbursed expenses so that the net expense ratio is no more than 1.40%, excluding interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses. Effective September 30, 2011, the Adviser implemented a voluntary expense limitation of 1.25%. Subsequently on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.25%.

See accompanying Notes to Financial Statements.
92

Aston Funds
ASTON/Cardinal Mid Cap Value Fund – Class N	April 30, 2012
Financial Highlights

	Six Months
	Ended		Year	Year	Year	Period
	04/30/12		Ended	Ended	Ended	Ended
	(unaudited)		10/31/11	10/31/10	10/31/09	10/31/08(a)
Net Asset Value, Beginning of Period	$9.17		$8.51	$7.17	$6.23	$10.00

Income from Investment Operations:
Net investment income	0.04		0.04	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.83		0.66	1.34	0.99	(3.78)

Total from investment operations	0.87		0.70	1.37	1.01	(3.77)

Less Distributions:
Distributions from net investment income	(0.04)		(0.04)	(0.03)	(0.07)	—

Total distributions	(0.04)		(0.04)	(0.03)	(0.07)	—

Net increase (decrease) in net asset value	0.83		0.66	1.34	0.94	(3.77)

Net Asset Value, End of Period	$10.00		$9.17	$8.51	$7.17	$6.23

Total Return (b)	9.46	%(c)	8.22%	19.14%	16.45%	(37.70	)%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,904		$1,641	$1,409	$916	$783
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	5.50	%(d)	6.05%	7.64%	11.18%	11.20	%(d)
After reimbursement and/or waiver of expenses by Adviser	1.40	%(d)	1.40%	1.40%	1.40%	1.40	%(d)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(3.41	)%(d)	(4.23)%	(5.87)%	(9.48)%	(9.64	)%(d)
After reimbursement and/or waiver of expenses by Adviser	0.69	%(d)	0.43%	0.37%	0.30%	0.16	%(d)
Portfolio Turnover	19.11	%(c)	36.96%	39.23%	65.55%	50.79	%(c)

(a)	Cardinal Mid Cap Value Fund began issuing Class N shares on November 1, 2007.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.
93

Aston Funds
ASTON/Veredus Small Cap Growth Fund – Class N (formerly the ASTON/Veredus Aggressive Growth Fund)	April 30, 2012
Financial Highlights

	Six Months
	Ended		Year		Year		Year		Year		Year
	04/30/12		Ended		Ended		Ended		Ended		Ended
	(unaudited)		10/31/11		10/31/10		10/31/09		10/31/08		10/31/07
Net Asset Value, Beginning of Period	$12.36		$11.80		$8.97		$8.38		$22.42		$18.44

Income from Investment Operations:
Net investment loss	(0.07	)(a)	(0.14	)(a)	(0.14	)(a)	(0.10)		(0.17)		(0.24	)(a)
Net realized and unrealized gain (loss) on investments	0.94		0.70		2.97		0.74		(8.31)		5.45

Total from investment operations	0.87		0.56		2.83		0.64		(8.48)		5.21

Less Distributions:
Distributions from net realized gain on investments	—		—		—		(0.05)		(5.56)		(1.23)

Total distributions	—		—		—		(0.05)		(5.56)		(1.23)

Net increase (decrease) in net asset value	0.87		0.56		2.83		0.59		(14.04)		3.98

Net Asset Value, End of Period	$13.23		$12.36		$11.80		$8.97		$8.38		$22.42

Total Return (b)	7.12	%(c)	4.75%		31.55%		7.79%		(47.87)%		30.01%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$24,744		$26,300		$33,594		$32,140		$43,149		$114,803
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.82	%(d)	1.65	%(e)	1.63%		1.82	%(e)	1.55	%(e)	1.48	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.49	%(d)	1.49	%(e)	1.49%		1.49	%(e)	1.49	%(e)	1.48	%(e)
Ratios of net investment loss to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(1.38	)%(d)	(1.19)%		(1.40)%		(1.48)%		(1.21)%		(1.27)%
After reimbursement and/or waiver of expenses by Adviser	(1.06	)%(d)	(1.03)%		(1.27)%		(1.15)%		(1.15)%		(1.27)%
Portfolio Turnover	77.74	%(c)(f)	197.43%		187.83%		264.98%		166.19%		126.54%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2011, October 31, and October 31, 2008 and 0.02% for the year ended October 31, 2007, which are not included in the contractual expense limitation. The expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.
94

Aston Funds
ASTON/Veredus Small Cap Growth Fund – Class I (formerly the ASTON/Veredus Aggressive Growth Fund)	April 30, 2012
Financial Highlights

	Six Months
	Ended		Year		Year		Year		Year		Year
	04/30/12		Ended		Ended		Ended		Ended		Ended
	(unaudited)		10/31/11		10/31/10		10/31/09		10/31/08		10/31/07
Net Asset Value, Beginning of Period	$12.80		$12.19		$9.25		$8.61		$22.83		$18.71

Income from Investment Operations:
Net investment loss	(0.05	)(a)	(0.11	)(a)	(0.11	)(a)	(0.08)		(0.21)		(0.19	)(a)
Net realized and unrealized gain (loss) on investments	0.98		0.72		3.05		0.77		(8.45)		5.54

Total from investment operations	0.93		0.61		2.94		0.69		(8.66)		5.35

Less Distributions:
Distributions from net realized gain on investments	—		—		—		(0.05)		(5.56)		(1.23)

Total distributions	—		—		—		(0.05)		(5.56)		(1.23)

Net increase (decrease) in net asset value	0.93		0.61		2.94		0.64		(14.22)		4.12

Net Asset Value, End of Period	$13.73		$12.80		$12.19		$9.25		$8.61		$22.83

Total Return (b)	7.18	%(c)	5.09%		31.78%		8.16%		(47.77)%		30.34%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,381		$16,891		$16,190		$13,356		$16,719		$115,942
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.57	%(d)	1.40	%(e)	1.38%		1.57	%(e)	1.30	%(e)	1.19	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.24	%(d)	1.24	%(e)	1.24%		1.24	%(e)	1.24	%(e)	1.19	%(e)
Ratios of net investment loss to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(1.13	)%(d)	(0.94)%		(1.15)%		(1.23)%		(0.96)%		(0.98)%
After reimbursement and/or waiver of expenses by Adviser	(0.81	)%(d)	(0.78)%		(1.02)%		(0.90)%		(0.90)%		(0.98)%
Portfolio Turnover	77.74	%(c)(f)	197.43%		187.83%		264.98%		166.19%		126.54%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2011, October 31, 2009 and October 31, 2008 and 0.02% for the year ended October 31, 2007, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.
95

Aston Funds
ASTON Small Cap Growth Fund – Class N (formerly the ASTON/Crosswind Small Cap Growth Fund)	April 30, 2012
Financial Highlights

	Six Months
	Ended		Period
	04/30/12		Ended
	(unaudited)		10/31/11 (a)
Net Asset Value, Beginning of Period	$9.95		$10.00

Income from Investment Operations:
Net investment loss	(0.06)		(0.04)
Net realized and unrealized gain (loss) on investments	1.23		(0.01)

Total from investment operations	1.17		(0.05)

Less Distributions:
Distributions from and in excess of net investment income	—		—

Total distributions	—		—

Net increase (decrease) in net asset value	1.17		(0.05)

Net Asset Value, End of Period	$11.12		$9.95

Total Return (b)	11.76	%(c)	(0.50	)%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$5,957		$5,411
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	2.81	%(d)	8.27	%(d)
After reimbursement and/or waiver of expenses by Adviser	1.35	%(d)	1.35	%(d)
Ratios of net investment loss to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(2.68	)%(d)	(8.14	)%(d)
After reimbursement and/or waiver of expenses by Adviser	(1.22	)%(d)	(1.21	)%(d)
Portfolio Turnover	76.00	%(c)	205.85	%(c)

(a)	Small Cap Growth Fund began issuing Class N shares on November 2, 2010.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.
96

Aston Funds
ASTON Small Cap Growth Fund – Class I (formerly the ASTON/Crosswind Small Cap Growth Fund)	April 30, 2012
Financial Highlights

	Six Months
	Ended		Period
	04/30/12		Ended
	(unaudited)		10/31/11 (a)
Net Asset Value, Beginning of Period	$9.97		$12.40

Income from Investment Operations:
Net investment loss	(0.05)		(0.04)
Net realized and unrealized gain (loss) on investments	1.22		(2.39)

Total from investment operations	1.17		(2.43)

Less Distributions:
Distributions from and in excess of net investment income	—		—

Total distributions	—		—

Net increase (decrease) in net asset value	1.17		(2.43)

Net Asset Value, End of Period	$11.14		$9.97

Total Return (b)	11.84	%(c)	(19.60	)%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,852		$2,551
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	2.56	%(d)	6.25	%(d)
After reimbursement and/or waiver of expenses by Adviser	1.10	%(d)	1.10	%(d)
Ratios of net investment loss to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(2.43	)%(d)	(6.11	)%(d)
After reimbursement and/or waiver of expenses by Adviser	(0.97	)%(d)	(0.96	)%(d)
Portfolio Turnover	76.00	%(c)	205.85	%(c)

(a)	Small Cap Growth Fund began issuing Class I shares on May 31, 2011.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.
97

Aston Funds
ASTON/Silvercrest Small Cap Fund – Class N	April 30, 2012
Financial Highlights

	Period
	Ended
	04/30/12(a)
	(unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	1.00

Total from investment operations	1.01

Less Distributions:
Distributions from and in excess of net investment income	—

Total distributions	—

Net increase in net asset value	1.01

Net Asset Value, End of Period	$11.01

Total Return (b)	10.10	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$565
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	5.36	%(c)
After reimbursement and/or waiver of expenses by Adviser	1.40	%(d)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(3.75	)%(d)
After reimbursement and/or waiver of expenses by Adviser	0.21	%(d)
Portfolio Turnover	134.55	%(c)(e)

(a)	Silvercrest Small Cap Fund began issuing Class N shares on December 23, 2011.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.
98

Aston Funds
ASTON/Silvercrest Small Cap Fund – Class I	April 30, 2012
Financial Highlights

	Period
	Ended
	04/30/12(a)
	(unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.02
Net realized and unrealized gain on investments	1.00

Total from investment operations	1.02

Less Distributions:
Distributions from and in excess of net investment income	—

Total distributions	—

Net increase in net asset value	1.02

Net Asset Value, End of Period	$11.02

Total Return (b)	10.20	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,364
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	5.11	%(d)
After reimbursement and/or waiver of expenses by Adviser	1.15	%(d)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(3.51	)%(d)
After reimbursement and/or waiver of expenses by Adviser	0.45	%(d)
Portfolio Turnover	134.55	%(c)(e)

(a)	Silvercrest Small Cap Fund began issuing Class I shares on December 23, 2011.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.
99

Aston Funds
ASTON/TAMRO Small Cap Fund – Class N	April 30, 2012
Financial Highlights

	Six Months
	Ended		Year		Year		Year		Year	Year
	04/30/12		Ended		Ended		Ended		Ended	Ended
	(unaudited)		10/31/11		10/31/10		10/31/09		10/31/08	10/31/07
Net Asset Value, Beginning of Period	$20.57		$19.42		$14.67		$13.64		$20.99	$19.73

Income from Investment Operations:
Net investment income (loss)	(0.07)		(0.15	)(a)	(0.08	)(a)	(0.05	)(a)	0.05	(0.08	)(a)
Net realized and unrealized gain (loss)on investments	2.04		1.75		4.83		1.08		(6.43)	2.48

Total from investment operations	1.97		1.60		4.75		1.03		(6.38)	2.40

Less Distributions:
Distributions from net realized gain on investments	(2.02)		(0.45)		—		—		(0.97)	(1.14)

Total distributions	(2.02)		(0.45)		—		—		(0.97)	(1.14)

Net increase (decrease) in net asset value	(0.05)		1.15		4.75		1.03		(7.35)	1.26

Net Asset Value, End of Period	$20.52		$20.57		$19.42		$14.67		$13.64	$20.99

Total Return (b)	10.70	%(c)	8.16%		32.29%		7.63%		(31.58)%	12.56%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$392,595		$375,969		$335,809		$241,524		$159,965	$235,242
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.29	%(d)(e)	1.29%		1.34%		1.37%		1.32%	1.33	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.29	%(d)(e)	1.29%		1.34%		1.36	%(f)	1.30%	1.30	%(e)
Ratios of net investment income (loss)to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(0.67	)%(d)	(0.69)%		(0.49)%		(0.41)%		0.29%	(0.42)%
After reimbursement and/or waiver of expenses by Adviser	(0.67	)%(d)	(0.69)%		(0.49)%		(0.40)%		0.31%	(0.39)%
Portfolio Turnover	19.47	%(c)	47.25%		62.13%		89.92%		66.65%	58.88%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the six months ended April 30, 2012 and the year ended October 31, 2007, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	The Adviser removed the contractual expense limitation of 1.30%, excluding interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.

See accompanying Notes to Financial Statements.
100

Aston Funds
ASTON/TAMRO Small Cap Fund – Class I	April 30, 2012
Financial Highlights

	Six Months
	Ended		Year		Year		Year		Year	Year
	04/30/12		Ended		Ended		Ended		Ended	Ended
	(unaudited)		10/31/11		10/31/10		10/31/09		10/31/08	10/31/07
Net Asset Value, Beginning of Period	$20.91		$19.69		$14.87		$13.79		$21.16	$19.83

Income from Investment Operations:
Net investment income (loss)	(0.04)		(0.09	)(a)	(0.04	)(a)	(0.02	)(a)	0.02	(0.02	)(a)
Net realized and unrealized gain (loss)on investments	2.08		1.76		4.87		1.12		(6.42)	2.49

Total from investment operations	2.04		1.67		4.83		1.10		(6.40)	2.47

Less Distributions:
Distributions from and in excess of net investment income	—		—		(0.01)		(0.02)		—	—
Distributions from net realized gain on investments	(2.02)		(0.45)		—		—		(0.97)	(1.14)

Total distributions	(2.02)		(0.45)		(0.01)		(0.02)		(0.97)	(1.14)

Net increase (decrease) in net asset value	0.02		1.22		4.82		1.08		(7.37)	1.33

Net Asset Value, End of Period	$20.93		$20.91		$19.69		$14.87		$13.79	$21.16

Total Return (b)	10.88	%(c)	8.40%		32.62%		7.94%		(31.42)%	12.86%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$679,446		$625,315		$549,627		$515,592		$238,399	$137,059
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.04	%(d)(e)	1.04%		1.09%		1.12%		1.07%	1.05	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.04	%(d)(e)	1.04%		1.09%		1.11	%(f)	1.05%	1.02	%(e)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(0.42	)%(d)	(0.44)%		(0.24)%		(0.16)%		0.54%	(0.14)%
After reimbursement and/or waiver of expenses by Adviser	(0.42	)%(d)	(0.44)%		(0.24)%		(0.15)%		0.56%	(0.11)%
Portfolio Turnover	19.47	%(c)	47.25%		62.13%		89.92%		66.65%	58.88%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the six months ended April 30, 2012 and the year ended October 31, 2007, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	The Adviser removed the contractual expense limitation of 1.05%, excluding interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.

See accompanying Notes to Financial Statements.
101

Aston Funds
ASTON/River Road Select Value Fund – Class N	April 30, 2012
Financial Highlights

	Six Months
	Ended		Year		Year		Year		Year		Period
	04/30/12		Ended		Ended		Ended		Ended		Ended
	(unaudited)		10/31/11		10/31/10		10/31/09		10/31/08		10/31/07(a)
Net Asset Value, Beginning of Period	$9.54		$9.01		$7.71		$7.13		$10.13		$10.00

Income from Investment Operations:
Net investment income (loss)	0.01	(b)	(0.02	)(b)	0.02	(b)	—	(b)(c)	—	(b)(c)	0.01
Net realized and unrealized gain (loss)on investments	0.79		0.66		1.28		0.59		(3.00)		0.12

Total from investment operations	0.80		0.64		1.30		0.59		(3.00)		0.13

Less Distributions:
Distributions from net investment income	—		(0.03)		—		(0.01)		—		—
Distributions from net realized gains on investments	(2.06)		(0.08)		—		—		—		—

Total distributions	(2.06)		(0.11)		—		(0.01)		—		—

Net increase (decrease) in net asset value	(1.26)		0.53		1.30		0.58		(3.00)		0.13

Net Asset Value, End of Period	$8.28		$9.54		$9.01		$7.71		$7.13		$10.13

Total Return (d)	9.94	%(e)	7.12%		16.86%		8.33%		(29.62)%		1.30	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$7,193		$13,160		$52,522		$41,801		$26,714		$10,292
Ratios of expenses to average net assets:
Before recoupment and/or waiver of expenses by Adviser	1.45	%(f)(g)	1.42	%(g)	1.41	%(g)	1.44%		1.56%		3.18	%(f)
After recoupment and/or waiver of expenses by Adviser	1.45	%(f)(g)	1.42	%(g)	1.43	%(g)	1.50%		1.50%		1.50	%(f)
Ratios of net investment income (loss) to average net assets:
Before recoupment and/or waiver of expenses by Adviser	0.31	%(f)	(0.18)%		0.31%		0.04%		(0.08)%		(1.43	)%(f)
After recoupment and/or waiver of expenses by Adviser	0.31	%(f)	(0.18)%		0.29%		(0.02)%		(0.02)%		0.25	%(f)
Portfolio Turnover	19.71	%(e)	48.22%		53.73%		44.09%		54.93%		41.51	%(e)

(a)	River Road Select Value Fund began issuing Class N shares on March 28, 2007.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(e)	Not Annualized.
(f)	Annualized.
(g)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the six months ended April 30, 2012 and the years ended October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.
102

Aston Funds
ASTON/River Road Select Value Fund – Class I	April 30, 2012
Financial Highlights

	Six Months
	Ended		Year		Year		Year	Year	Period
	04/30/12		Ended		Ended		Ended	Ended	Ended
	(unaudited)		10/31/11		10/31/10		10/31/09	10/31/08	10/31/07(a)
Net Asset Value, Beginning of Period	$9.59		$9.04		$7.73		$7.14	$10.13	$10.51

Income from Investment Operations:
Net investment income	0.02	(b)	0.01	(b)	0.05	(b)	0.02 (b)	0.02 (b)	0.01
Net realized and unrealized gain (loss) on investments	0.80		0.67		1.28		0.59	(3.00)	(0.39)

Total from investment operations	0.82		0.68		1.33		0.61	(2.98)	(0.38)

Less Distributions:
Distributions from net investment income	—		(0.05)		(0.02)		(0.02)	(0.01)	—
Distributions from net realized gains on investments	(2.06)		(0.08)		—		—	—	—

Total distributions	(2.06)		(0.13)		(0.02)		(0.02)	(0.01)	—

Net increase (decrease) in net asset value	(1.24)		0.55		1.31		0.59	(2.99)	(0.38)

Net Asset Value, End of Period	$8.35		$9.59		$9.04		$7.73	$7.14	$10.13

Total Return (c)	10.14	%(d)	7.56%		17.19%		8.52%	(29.49)%	(3.52	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$141,387		$130,527		$163,232		$167,334	$84,002	$7,482
Ratios of expenses to average net assets:
Before recoupment and/or waiver of expenses by Adviser	1.20	%(e)(f)	1.17	%(f)	1.16	%(f)	1.19%	1.31%	2.57	%(e)
After recoupment and/or waiver of expenses by Adviser	1.20	%(e)(f)	1.17	%(f)	1.18	%(f)	1.25%	1.25%	1.24	%(e)
Ratios of net investment income (loss) to average net assets:
Before recoupment and/or waiver of expenses by Adviser	0.56	%(e)	0.07%		0.56%		0.29%	0.17%	(0.91	)%(e)
After recoupment and/or waiver of expenses by Adviser	0.56	%(e)	0.07%		0.54%		0.23%	0.23%	0.42	%(e)
Portfolio Turnover	19.71	%(d)	48.22%		53.73%		44.09%	54.93%	41.51	%(d)

(a)	River Road Select Value Fund began issuing Class I shares on June 27, 2007.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the six months ended April 30, 2012 and the years ended October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.
103

Aston Funds
ASTON/River Road Small Cap Value Fund – Class N	April 30, 2012
Financial Highlights

	Six Months
	Ended		Year		Year		Year		Year		Year
	04/30/12		Ended		Ended		Ended		Ended		Ended
	(unaudited)		10/31/11		10/31/10		10/31/09		10/31/08		10/31/07
Net Asset Value, Beginning of Period	$12.20		$11.60		$10.22		$9.30		$14.37		$13.46

Income from Investment Operations:
Net investment income (loss)	0.02	(a)	(0.03)		0.03		0.01		0.01	(a)	0.05	(a)
Net realized and unrealized gain (loss)on investments	1.08		0.67		1.36		0.92		(4.54)		1.04

Total from investment operations	1.10		0.64		1.39		0.93		(4.53)		1.09

Less Distributions:
Distributions from and in excess of net investment income	—		(0.04)		(0.01)		(0.01)		—		(0.05)
Distributions from net realized gain on investments	—		—		—		—		(0.54)		(0.13)

Total distributions	—		(0.04)		(0.01)		(0.01)		(0.54)		(0.18)

Net increase (decrease) in net asset value	1.10		0.60		1.38		0.92		(5.07)		0.91

Net Asset Value, End of Period	$13.30		$12.20		$11.60		$10.22		$9.30		$14.37

Total Return (b)	9.02	%(c)	5.46%		13.60%		9.99%		(32.51)%		8.12%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$49,341		$91,347		$213,326		$216,221		$160,245		$237,695
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.39	%(d)	1.37	%(e)	1.39	%(e)	1.40%		1.45	%(e)	1.44	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.39	%(d)	1.37	%(e)	1.39	%(e)	1.40	%(f)	1.45	%(e)	1.44	%(e)
Ratios of net investment income (loss)to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.39	%(d)	(0.13)%		0.27%		0.05%		0.08%		0.38%
After reimbursement and/or waiver of expenses by Adviser	0.39	%(d)	(0.13)%		0.27%		0.05%		0.08%		0.38%
Portfolio Turnover	12.37	%(c)	42.29%		51.05%		35.83%		57.32%		74.18%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2011, October 31, 2010, October 31, 2008 and October 31, 2007, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	The Adviser removed the contractual expense limitation of 1.50%, excluding interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.

See accompanying Notes to Financial Statements.
104

Aston Funds
ASTON/River Road Small Cap Value Fund – Class I	April 30, 2012
Financial Highlights

	Six Months
	Ended		Year		Year		Year		Year		Period
	04/30/12		Ended		Ended		Ended		Ended		Ended
	(unaudited)		10/31/11		10/31/10		10/31/09		10/31/08		10/31/07(a)
Net Asset Value, Beginning of Period	$12.22		$11.62		$10.24		$9.32		$14.37		$14.04

Income from Investment Operations:
Net investment income	0.04		0.01		0.06		0.03		0.04	(b)	0.09	(b)
Net realized and unrealized gain (loss)on investments	1.08		0.65		1.35		0.92		(4.54)		0.46

Total from investment operations	1.12		0.66		1.41		0.95		(4.50)		0.55

Less Distributions:
Distributions from and in excess of net investment income	—		(0.06)		(0.03)		(0.03)		(0.01)		(0.09)
Distributions from net realized gain on investments	—		—		—		—		(0.54)		(0.13)

Total distributions	—		(0.06)		(0.03)		(0.03)		(0.55)		(0.22)

Net increase (decrease) in net asset value	1.12		0.60		1.38		0.92		(5.05)		0.33

Net Asset Value, End of Period	$13.34		$12.22		$11.62		$10.24		$9.32		$14.37

Total Return (c)	9.17	%(d)	5.70%		13.80%		10.31%		(32.34)%		3.91	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$249,241		$246,141		$255,344		$282,542		$114,666		$64,525
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.14	%(e)	1.12	%(f)	1.14	%(f)	1.15%		1.20	%(f)	1.16	%(e)(f)
After reimbursement and/or waiver of expenses by Adviser	1.14	%(e)	1.12	%(f)	1.14	%(f)	1.15	%(g)	1.20	%(f)	1.16	%(e)(f)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.64	%(e)	0.12%		0.52%		0.30%		0.33%		0.31	%(e)
After reimbursement and/or waiver of expenses by Adviser	0.64	%(e)	0.12%		0.52%		0.30%		0.33%		0.31	%(e)
Portfolio Turnover	12.37	%(d)	42.29%		51.05%		35.83%		57.32%		74.18%

(a)	River Road Small Cap Value Fund began issuing Class I shares on December 12, 2006.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2011, October 31, 2010, October 31, 2008 and the period ended October 31, 2007, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(g)	The Adviser removed the contractual expense limitation of 1.25%, excluding interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.

See accompanying Notes to Financial Statements.
105

Aston Funds
ASTON/River Road Independent Value Fund – Class N	April 30, 2012
Financial Highlights

	Six Months
	Ended		Period
	04/30/12		Ended
	(unaudited)		10/31/11(a)
Net Asset Value, Beginning of Period	$10.75		$10.00

Income from Investment Operations:
Net investment loss	(0.03)		(0.07	)(b)
Net realized and unrealized gain on investments	0.28		0.82

Total from investment operations	0.25		0.75

Less Distributions:
Distributions from net realized gain on investments	(0.12)		—

Total distributions	(0.12)		—

Net increase in net asset value	0.13		0.75

Net Asset Value, End of Period	$10.88		$10.75

Total Return (c)	2.33	%(d)	7.50	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$353,940		$306,223
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.44	%(e)	1.59	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.42	%(e)	1.42	%(e)
Ratios of net investment loss to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(0.59	)%(e)	(0.98	)%(e)
After reimbursement and/or waiver of expenses by Adviser	(0.57	)%(e)	(0.80	)%(e)
Portfolio Turnover	72.20	%(d)	105.69	%(d)

(a)	River Road Independent Value Fund began issuing Class N shares on December 30, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.
106

Aston Funds
ASTON/River Road Independent Value Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$10.75		$10.92

Income from Investment Operations:
Net investment loss	(0.02)		(0.02	)(b)
Net realized and unrealized gain (loss) on investments	0.30		(0.15)

Total from investment operations	0.28		(0.17)

Less Distributions:
Distributions from net realized gain on investments	(0.12)		—

Total distributions	(0.12)		—

Net increase (decrease) in net asset value	0.16		(0.17)

Net Asset Value, End of Period	$10.91		$10.75

Total Return (c)	2.52	%(d)	(1.47	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$250,983		$85,478
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.19	%(e)	1.34	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.17	%(e)	1.17	%(e)
Ratios of net investment loss to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(0.34	)%(e)	(0.73	)%(e)
After reimbursement and/or waiver of expenses by Adviser	(0.32	)%(e)	(0.55	)%(e)
Portfolio Turnover	72.20	%(d)	105.69	%(d)

(a)	River Road Independent Value Fund began issuing Class I shares on May 31, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.
107

Aston Funds
ASTON/DoubleLine Core Plus Fixed Income Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Period Ended 10/31/11 (a)
Net Asset Value, Beginning of Period	$10.44		$10.00

Income from Investment Operations:
Net investment income	0.22	(b)	0.12	(b)
Net realized and unrealized gain on investments	0.34		0.41

Total from investment operations	0.56		0.53

Less Distributions:
Distributions from and in excess of net investment income	(0.21)		(0.09)
Distributions from net realized gain on investments	(0.02)		—

Total distributions	(0.23)		(0.09)

Net increase in net asset value	0.33		0.44

Net Asset Value, End of Period	$10.77		$10.44

Total Return (c)	5.34	%(d)	5.33	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$25,201		$22,657
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.78	%(e)	3.16	%(e)
After reimbursement and/or waiver of expenses by Adviser	0.94	%(e)	0.94	%(e)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	3.37	%(e)	1.63	%(e)
After reimbursement and/or waiver of expenses by Adviser	4.21	%(e)	3.85	%(e)
Portfolio Turnover	70.46	%(d)	38.49	%(d)

(a)	DoubleLine Core Plus Fixed Income Fund began issuing Class N shares on July 15, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.
108

Aston Funds
ASTON/DoubleLine Core Plus Fixed Income Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Period Ended 10/31/11 (a)
Net Asset Value, Beginning of Period	$10.44		$10.00

Income from Investment Operations:
Net investment income	0.24	(b)	0.13	(b)
Net realized and unrealized gain on investments	0.33		0.41

Total from investment operations	0.57		0.54

Less Distributions:
Distributions from and in excess of net investment income	(0.22)		(0.10)
Distributions from net realized gain on investments	(0.02)		—

Total distributions	(0.24)		(0.10)

Net increase in net asset value	0.33		0.44

Net Asset Value, End of Period	$10.77		$10.44

Total Return (c)	5.48	%(d)	5.38	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$52,074		$4,486
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.53	%(e)	2.91	%(e)
After reimbursement and/or waiver of expenses by Adviser	0.69	%(e)	0.69	%(e)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	3.62	%(e)	1.88	%(e)
After reimbursement and/or waiver of expenses by Adviser	4.46	%(e)	4.10	%(e)
Portfolio Turnover	70.46	%(d)	38.49	%(d)

(a)	DoubleLine Core Plus Fixed Income Fund began issuing Class I shares on July 15, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.
109

Aston Funds
ASTON/TCH Fixed Income Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08		Year Ended 10/31/07
Net Asset Value, Beginning of Period	$10.59		$10.49		$10.02	$8.60	$9.73		$9.62

Income from Investment Operations:
Net investment income	0.22		0.47	(a)	0.50 (a)	0.49 (a)	0.47		0.48	(a)
Net realized and unrealized gain (loss)on investments	0.17		0.10		0.47	1.44	(1.10)		0.14

Total from investment operations	0.39		0.57		0.97	1.93	(0.63)		0.62

Less Distributions:
Distributions from and in excess of net investment income	(0.24)		(0.47)		(0.50)	(0.51)	(0.50)		(0.51)

Total distributions	(0.24)		(0.47)		(0.50)	(0.51)	(0.50)		(0.51)

Net increase (decrease) in net asset value	0.15		0.10		0.47	1.42	(1.13)		0.11

Net Asset Value, End of Period	$10.74		$10.59		$10.49	$10.02	$8.60		$9.73

Total Return (b)	3.74	%(c)	5.62%		9.98%	22.99%	(6.89)%		6.56%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$63,745		$62,346		$46,274	$47,008	$42,765		$52,662
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.03	%(d)	1.14%		0.98%	0.96%	1.06%		1.04	%(e)
After reimbursement and/or waiver of expenses by Adviser	0.87	%(d)	0.88	%(f)	0.62%	0.61%	0.65	%(f)	0.73	%(e)(f)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	4.01	%(d)	4.20%		4.51%	4.93%	4.59%		4.63%
After reimbursement and/or waiver of expenses by Adviser	4.17	%(d)	4.46%		4.87%	5.28%	5.00%		4.94%
Portfolio Turnover	29.87	%(c)	37.51%		23.92%	40.81%	78.39%		71.61%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2007, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	The Adviser’s contractual expense limitation, which affects the net expense ratio, was changed from 0.74% to 0.64% on September 1, 2007. Subsequently, on October 1, 2008, the Adviser’s expense reimbursement level changed from 0.64% to 0.74%. Subsequently, on March 1, 2011, the Adviser’s expense reimbursement level changed from 0.74% to 0.94%. The contractual expense limitation excludes interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.
110

Aston Funds
ASTON/TCH Fixed Income Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08		Year Ended 10/31/07
Net Asset Value, Beginning of Period	$10.59		$10.49		$10.02	$8.60	$9.73		$9.62

Income from Investment Operations:
Net investment income	0.23		0.49	(a)	0.51 (a)	0.50 (a)	0.48		0.51	(a)
Net realized and unrealized gain (loss) on investments	0.18		0.11		0.48	1.44	(1.09)		0.13

Total from investment operations	0.41		0.60		0.99	1.94	(0.61)		0.64

Less Distributions:
Distributions from and in excess of net investment income	(0.25)		(0.50)		(0.52)	(0.52)	(0.52)		(0.53)

Total distributions	(0.25)		(0.50)		(0.52)	(0.52)	(0.52)		(0.53)

Net increase (decrease) in net asset value	0.16		0.10		0.47	1.42	(1.13)		0.11

Net Asset Value, End of Period	$10.75		$10.59		$10.49	$10.02	$8.60		$9.73

Total Return (b)	3.94	%(c)	5.89%		10.11%	23.14%	(6.65)%		6.84%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$10,083		$10,423		$14,881	$20,276	$25,891		$39,318
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.85	%(d)	0.89%		0.85%	0.84%	0.81%		0.78	%(e)
After reimbursement and/or waiver of expenses by Adviser	0.69	%(d)	0.63	%(f)	0.49%	0.49%	0.40	%(f)	0.47	%(e)(f)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	4.19	%(d)	4.45%		4.64%	5.05%	4.84%		4.89%
After reimbursement and/or waiver of expenses by Adviser	4.35	%(d)	4.71%		5.00%	5.40%	5.25%		5.20%
Portfolio Turnover	29.87	%(c)	37.51%		23.92%	40.81%	78.39%		71.61%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2007, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	The Adviser’s contractual expense limitation, which affects the net expense ratio, was changed from 0.49% to 0.39% on September 1, 2007. Subsequently, on October 1, 2008, the Adviser’s expense reimbursement level changed from 0.39% to 0.49%. Subsequently, on March 1, 2011, the Adviser’s expense reimbursement level changed from 0.49% to 0.69%. The contractual expense limitation excludes interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.
111

Aston Funds
ASTON/Lake Partners LASSO Alternatives Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$11.94		$11.97		$11.48

Income from Investment Operations:
Net investment income (loss)	0.03	(b)	(0.01	)(b)	0.04	(b)
Net realized and unrealized gain on investments	0.53		0.13		0.45

Total from investment operations	0.56		0.12		0.49

Less Distributions:
Distributions from and in excess of net investment income	(0.18)		(0.08)		—
Distributions from capital gains	—		(0.07)		—

Total distributions	(0.18)		(0.15)		—

Net increase (decrease) in net asset value	0.38		(0.03)		0.49

Net Asset Value, End of Period	$12.32		$11.94		$11.97

Total Return (c)	4.74	%(d)	0.92%		4.27	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$24,039		$17,626		$8,296
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser (e)	1.45	%(f)(g)	1.53%		2.19	%(f)
After reimbursement and/or waiver of expenses by Adviser (e)	1.45	%(f)(g)	1.45%		1.45	%(f)(h)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.54	%(f)(g)	(0.17)%		(0.25	)%(f)
After reimbursement and/or waiver of expenses by Adviser	0.54	%(f)(g)	(0.10)%		0.49	%(f)
Portfolio Turnover	31.71	%(d)	79.77%		116.68%

(a)	Lake Partners LASSO Alternatives Fund began issuing Class N shares on March 2, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the six months ended April 30, 2012.
(h)	Effective March 30, 2010, the contractual expense limitation was decreased from 1.60% to 1.45% excluding interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.
112

Aston Funds
ASTON/Lake Partners LASSO Alternatives Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11	Year Ended 10/31/10		Period Ended 10/31/09(a)
Net Asset Value, Beginning of Period	$11.97		$11.98	$11.15		$10.00

Income from Investment Operations:
Net investment income (loss)	0.05	(b)	0.02 (b)	0.08	(b)	(—	) (c)
Net realized and unrealized gain on investments	0.53		0.13	0.89		1.15

Total from investment operations	0.58		0.15	0.97		1.15

Less Distributions:
Distributions from and in excess of net investment income	(0.21)		(0.09)	(0.07)		—
Distributions from net realized gain on investments	—		(0.07)	(0.07)		—

Total distributions	(0.21)		(0.16)	(0.14)		—

Net increase (decrease) in net asset value	0.37		(0.01)	0.83		1.15

Net Asset Value, End of Period	$12.34		$11.97	$11.98		$11.15

Total Return (d)	4.88	%(e)	1.22%	8.74%		11.50	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$236,047		$189,999	$19,723		$1,845
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser (f)	1.20	%(g)(h)	1.28%	2.32%		18.16	%(g)
After reimbursement and/or waiver of expenses by Adviser (f)	1.20	%(g)(h)	1.20%	1.24	%(i)	1.35	%(g)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.79	%(g)(h)	0.08%	(0.41)%		(16.92	)%(g)
After reimbursement and/or waiver of expenses by Adviser	0.79	%(g)(h)	0.15%	0.67%		(0.11	)%(g)
Portfolio Turnover	31.71	%(e)	79.77%	116.68%		65.93	%(e)

(a)	Lake Partners LASSO Alternatives Fund began issuing Class I shares on March 31, 2009.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(e)	Not Annualized.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the six months ended April 30, 2012.
(i)	Effective March 30, 2010, the contractual expense limitation was decreased from 1.35% to 1.20% excluding interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.
113

Aston Funds
ASTON Dynamic Allocation Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Period Ended 10/31/08(a)
Net Asset Value, Beginning of Period	$9.54		$9.25		$9.17		$8.24	$10.00

Income from Investment Operations:
Net investment income (loss)	0.03		(0.03	)(b)	0.05		0.06	0.07
Net realized and unrealized income (loss) on investments	(0.25)		0.66		0.66		0.99 (c)	(1.76)

Total from investment operations	(0.22)		0.63		0.71		1.05	(1.69)

Less Distributions:
Distributions from and in excess of net investment income	(0.02)		(0.03)		(0.05)		(0.12)	(0.07)
Distributions from net realized gains on investments	(0.89)		(0.31)		(0.58)		—	—

Total distributions	(0.91)		(0.34)		(0.63)		(0.12)	(0.07)

Net increase (decrease) in net asset value	(1.13)		0.29		0.08		0.93	(1.76)

Net Asset Value, End of Period	$8.41		$9.54		$9.25		$9.17	$8.24

Total Return (d)	(2.33	)%(e)	6.86%		7.92%		12.98%	(16.98	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$32,267		$44,847		$54,234		$39,191	$6,070
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser (f)	1.52	%(g)	1.58%		1.45	%(h)	1.69%	5.11	%(g)(h)
After reimbursement and/or waiver of expenses by Adviser (f)	1.30	%(g)	1.30%		1.30	%(h)	1.30%	1.31	%(g)(h)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.30	%(g)	(0.63)%		0.38	%(h)	0.39%	(2.48	)%(g)
After reimbursement and/or waiver of expenses by Adviser	0.52	%(g)	(0.35)%		0.53	%(h)	0.78%	1.32	%(g)
Portfolio Turnover	203.70	%(e)	387.35%		519.43%		365.93%	498.68	%(e)

(a)	Dynamic Allocation Fund began issuing Class N shares on January 9, 2008.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Includes payments by affiliates of less than $0.005 per share.
(d)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(e)	Not Annualized.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2010 and 0.01% for the period ended October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.
114

Aston Funds
ASTON Dynamic Allocation Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$9.55		$9.28

Income from Investment Operations:
Net investment income (loss)	0.03		(0.01	)(b)
Net realized and unrealized gain (loss) on investments	(0.25)		0.64

Total from investment operations	(0.22)		0.63

Less Distributions:
Distributions from and in excess of net investment income	(0.02)		(0.05)
Distributions from net realized gains on investments	(0.89)		(0.31)

Total distributions	(0.91)		(0.36)

Net increase (decrease) in net asset value	(1.13)		0.27

Net Asset Value, End of Period	$8.42		$9.55

Total Return (c)	(2.29	)%(d)	6.89	(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$4,736		$4,393
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser (e)	1.27	%(f)	1.33	%(f)
After reimbursement and/or waiver of expenses by Adviser (e)	1.05	%(f)	1.05	%(f)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.55	%(f)	(0.38	)%(f)
After reimbursement and/or waiver of expenses by Adviser	0.77	%(f)	(0.10	)%(f)
Portfolio Turnover	203.70	%(d)	387.35%

(a)	Dynamic Allocation Fund began issuing Class I shares on November 1, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.

See accompanying Notes to Financial Statements.
115

Aston Funds
ASTON/M.D. Sass Enhanced Equity Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09		Period Ended 10/31/08(a)
Net Asset Value, Beginning of Period	$9.61		$9.41		$8.57	$8.09		$10.00

Income from Investment Operations:
Net investment income	0.07		0.14		0.10	0.11		0.14
Net realized and unrealized gain (loss) on investments	0.33		0.56		0.84	1.02		(1.91)

Total from investment operations	0.40		0.70		0.94	1.13		(1.77)

Less Distributions:
Distributions from and in excess of net investment income	(0.08)		(0.13)		(0.10)	(0.13)		(0.14)
Distributions from net realized gain on investments	(1.04)		(0.37)		—	(0.52)		—

Total distributions	(1.12)		(0.50)		(0.10)	(0.65)		(0.14)

Net increase (decrease) in net asset value	(0.72)		0.20		0.84	0.48		(1.91)

Net Asset Value, End of Period	$8.89		$9.61		$9.41	$8.57		$8.09

Total Return (b)	4.61	%(c)	7.69%		11.05%	15.86%		(17.91	)%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$69,488		$48,365		$46,423	$22,552		$14,389
Ratios of expenses to average net assets:
Before reimbursement, waiver and/or recoupment of expenses by Adviser	1.20	%(d)(e)	1.24	%(e)	1.37%	2.11%		2.38	%(d)
After reimbursement, waiver and/or recoupment of expenses by Adviser	1.30	%(d)(e)	1.33	%(e)	1.40%	1.25	%(f)	1.10	%(d)
Ratios of net investment income to average net assets:
Before reimbursement, waiver and/or recoupment of expenses by Adviser	1.78	%(d)	1.51%		1.20%	0.55%		0.86	%(d)
After reimbursement, waiver and/or recoupment of expenses by Adviser	1.68	%(d)	1.41%		1.17%	1.41%		2.14	%(d)
Portfolio Turnover	31.11	%(c)	87.37%		41.33%	51.56%		23.68	%(c)

(a)	M.D. Sass Enhanced Equity Fund began issuing Class N shares on January 14, 2008.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the six months ended April 30, 2012 and the year ended October 31, 2011, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	Effective June 1, 2009, due to the change in Subadviser, the contractual expense limitation was increased from 1.10% to 1.40% excluding interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fee’s and expenses.

See accompanying Notes to Financial Statements.
116

Aston Funds
ASTON/M.D. Sass Enhanced Equity Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$9.62		$9.41		$9.04

Income from Investment Operations:
Net investment income	0.09		0.16		0.09
Net realized and unrealized gain on investments	0.32		0.57		0.37

Total from investment operations	0.41		0.73		0.46

Less Distributions:
Distributions from and in excess of net investment income	(0.09)		(0.15)		(0.09)
Distributions from net realized gain on investments	(1.04)		(0.37)		—

Total distributions	(1.13)		(0.52)		(0.09)

Net increase (decrease) in net asset value	(0.72)		0.21		0.37

Net Asset Value, End of Period	$8.90		$9.62		$9.41

Total Return (b)	4.84	%(c)	7.97%		5.10	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$79,425		$64,840		$46,140
Ratios of expenses to average net assets:
Before reimbursement, waiver and/or recoupment of expenses by Adviser	0.95	%(d)(e)	0.99	%(e)	1.10	%(d)
After reimbursement, waiver and/or recoupment of expenses by Adviser	1.05	%(d)(e)	1.08	%(e)	1.15	%(d)
Ratios of net investment income to average net assets:
Before reimbursement, waiver and/or recoupment of expenses by Adviser	2.03	%(d)	1.76%		1.37	%(d)
After reimbursement, waiver and/or recoupment of expenses by Adviser	1.93	%(d)	1.66%		1.32	%(d)
Portfolio Turnover	31.11	%(c)	87.37%		41.33	%(c)

(a)	M.D. Sass Enhanced Equity Fund began issuing Class I shares on March 2, 2010.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the six months ended April 30, 2012 and the year ended October 31, 2011, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.
117

Aston Funds
ASTON/River Road Long-Short Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$9.91		$10.00

Income from Investment Operations:
Net investment loss	(0.12)		(0.04	)(b)
Net realized and unrealized gain (loss) on investments	0.62		(0.05)

Total from investment operations	0.50		(0.09)

Less Distributions:
Distributions from and in excess of net investment income	—		—
Distributions from net realized gains on investments	—		—

Total distributions	—		—

Net increase (decrease) in net asset value	0.50		(0.09)

Net Asset Value, End of Period	$10.41		$9.91

Total Return (c)	5.04	%(d)	(0.80	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$5,551		$4,594
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser including interest and dividend expense for securities sold short	6.76	%(e)	8.68	%(e)
After reimbursement and/or waiver of expenses by Adviser including interest and dividend expense for securities sold short	3.75	%(e)	2.72	%(e)
After reimbursement and/or waiver of expenses by Adviser excluding interest and dividend expense for securities sold short	1.70	%(e)	1.70	%(e)
Ratios of net investment loss to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(5.41	)%(e)	(6.80	)%(e)
After reimbursement and/or waiver of expenses by Adviser	(2.41	)%(e)	(0.84	)%(e)
Portfolio Turnover	149.63	%(d)	127.32	%(d)

(a)	River Road Long-Short Fund began issuing Class N shares on May 3, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.
118

Aston Funds
ASTON/Neptune International Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11	Year Ended 10/31/10		Year Ended 10/31/09	Period Ended 10/31/08(a)
Net Asset Value, Beginning of Period	$7.85		$8.31	$7.09		$5.85	$11.14

Income from Investment Operations:
Net investment income	0.03		0.08 (b)	0.07	(b)	0.09 (b)	0.02	(b)
Net realized and unrealized gain (loss) on investments	0.24		(0.46)	1.55	(c)	1.18 (c)	(5.31)

Total from investment operations	0.27		(0.38)	1.62		1.27	(5.29)

Less Distributions:
Distributions from and in excess of net investment income	—		(0.08)	(0.40)		(0.03)	—

Total distributions	—		(0.08)	(0.40)		(0.03)	—

Net increase (decrease) in net asset value	0.27		(0.46)	1.22		1.24	(5.29)

Net Asset Value, End of Period	$8.12		$7.85	$8.31		$7.09	$5.85

Total Return (d)	3.44	%(e)	(4.63)%	23.76%		21.94%	(47.49	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$362		$366	$432		$293	$225
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	8.38	%(f)	7.73%	8.58	%(g)	2.64%	3.15	%(f)
After reimbursement and/or waiver of expenses by Adviser	1.27	%(f)	1.27%	1.28	%(g)	1.27%	1.27	%(f)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(6.38	)%(f)	(5.55)%	(6.29)%		0.07%	(1.24	)%(f)
After reimbursement and/or waiver of expenses by Adviser	0.73	%(f)	0.92%	1.01%		1.44%	0.64	%(f)
Portfolio Turnover	8.28	%(e)	23.01%	18.94%		42.65%	7.39%

(a)	Neptune International Fund began issuing Class N shares on June 16, 2008.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Includes payments by affiliates of $0.01 per share for the year ended October 31, 2010 and less than $0.005 per share for the year ended October 31, 2009.
(d)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(e)	Not Annualized.
(f)	Annualized.
(g)	Ratios of expenses to average net assets include interest expense of 0.01% for the year ended October 31, 2010, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.
119

Aston Funds
ASTON/Neptune International Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11	Year Ended 10/31/10		Year Ended 10/31/09	Year Ended 10/31/08		Period Ended 10/31/07(a)
Net Asset Value, Beginning of Period	$7.87		$8.32	$7.09		$5.85	$12.24		$10.00

Income from Investment Operations:
Net investment income	0.04		0.10 (b)	0.09	(b)	0.10 (b)	0.17	(b)	0.03
Net realized and unrealized gain (loss) on investments	0.23		(0.45)	1.55	(c)	1.19 (c)	(6.42)		2.21

Total from investment operations	0.27		(0.35)	1.64		1.29	(6.25)		2.24

Less Distributions:
Distributions from and in excess of net investment income	(0.01)		(0.10)	(0.41)		(0.05)	(0.14)		—

Total distributions	(0.01)		(0.10)	(0.41)		(0.05)	(0.14)		—

Net increase (decrease) in net asset value	0.26		(0.45)	1.23		1.24	(6.39)		2.24

Net Asset Value, End of Period	$8.13		$7.87	$8.32		$7.09	$5.85		$12.24

Total Return (d)	3.49	%(e)	(4.36)%	24.16%		22.23%	(51.55)%		22.30	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,423		$1,376	$1,443		$1,194	$8,378		$2,370
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	8.13	%(f)	7.48%	8.33	%(g)	2.39%	3.02%		11.72	%(f)
After reimbursement and/or waiver of expenses by Adviser	1.02	%(f)	1.02%	1.03	%(g)	1.02%	1.04	%(h)	1.25	%(f)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(6.13	)%(f)	(5.30)%	(6.04)%		0.32%	(0.24)%		(9.21	)%(f)
After reimbursement and/or waiver of expenses by Adviser	0.98	%(f)	1.17%	1.26%		1.69%	1.74%		1.26	%(f)
Portfolio Turnover	8.28	%(e)	23.01%	18.94%		42.65%	7.39%		5.14	%(e)

(a)	Neptune International Fund began issuing Class I shares on August 3, 2007.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Includes payments by affiliates of $0.01 per share for the year ended October 31, 2010 and less than $0.005 per share for the year ended October 31, 2009.
(d)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(e)	Not Annualized.
(f)	Annualized.
(g)	Ratios of expenses to average net assets include interest expense of 0.01% for the year ended October 31, 2010, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.
(h)	Effective February 11, 2008, the contractual expense limitation of 1.40% was removed and the Adviser agreed to voluntarily waive management fees and/or reimburse expenses for the Fund so that the net expense ratio is no more than 1.02%, excluding interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses, for Class I Shares. This voluntary waiver became the contractual expense limitation on February 29, 2008. For the period February 11, 2008 through February 29, 2008, the Adviser contractually waived management fees and/or reimbursed expenses of 1.40%, excluding interest, brokerage commissions, other investments related costs, extraordinary expenses and acquired fund fees and expenses. Effective February 29, 2008, the Adviser implemented a voluntary expense limitation of 1.02% for Class I Shares. Subsequently on February 29, 2008, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.02%

See accompanying Notes to Financial Statements.
120

Aston Funds
ASTON/Barings International Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$6.81		$7.24		$6.48

Income from Investment Operations:
Net investment income	0.05	(b)	0.07	(b)	0.06	(b)
Net realized and unrealized gain (loss) on investments	0.28		(0.37)		0.70

Total from investment operations	0.33		(0.30)		0.76

Less Distributions:
Distributions from and in excess of net investment income	(0.04)		(0.13)		—
Distributions from net realized gain on investments	(0.17)		—		—

Total distributions	(0.21)		(0.13)		—

Net increase (decrease) in net asset value	0.12		(0.43)		0.76

Net Asset Value, End of Period	$6.93		$6.81		$7.24

Total Return (c)	5.19	%(d)	(4.22)%		11.73	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$414		$393		$184
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.62	%(e)	1.68	%(f)	1.72	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.40	%(e)	1.40	%(f)	1.40	%(e)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.40	%(e)	0.76	%(f)	1.07	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.62	%(e)	1.04	%(f)	1.39	%(e)
Portfolio Turnover	18.97	%(d)	58.96%		65.32	%(d)

(a)	Barings International Fund began issuing Class N shares on March 2, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not Annualized.
(e)	Annualized.
(f)	For the period November 1, 2010 through February 28, 2011, the Adviser voluntarily waived management fees and/or reimbursed expenses at 1.40%. Effective March 1, 2011, the contractual expense limitation was decreased from 1.50% to 1.40% excluding interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.
121

Aston Funds
ASTON/Barings International Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Period Ended 10/31/08(a)
Net Asset Value, Beginning of Period	$6.82		$7.26		$6.44	$5.08	$10.00

Income from Investment Operations:
Net investment income	0.06	(b)	0.09	(b)	0.06 (b)	0.10 (b)	0.10
Net realized and unrealized gain (loss) on investments	0.28		(0.38)		0.78	1.27 (c)	(5.02)

Total from investment operations	0.34		(0.29)		0.84	1.37	(4.92)

Less Distributions:
Distributions from and in excess of net investment income	(0.06)		(0.15)		(0.02)	(0.01)	—
Distributions from net realized gain on investments	(0.17)		—		—	—	—

Total distributions	(0.23)		(0.15)		(0.02)	(0.01)	—

Net increase (decrease) in net asset value	0.11		(0.44)		0.82	1.36	(4.92)

Net Asset Value, End of Period	$6.93		$6.82		$7.26	$6.44	$5.08

Total Return (d)	5.33	%(e)	(4.09)%		12.89%	27.11%	(49.20	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$63,765		$52,390		$47,985	$28,277	$5,517
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.37	%(f)	1.43	%(g)	1.47%	2.01%	3.95	%(f)(h)
After reimbursement and/or waiver of expenses by Adviser	1.15	%(f)	1.15	%(g)	1.15%	1.15%	1.18	%(f)(h)
Ratios of net investment income (loss)to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.65	%(f)	1.01%		0.63%	0.80%	(1.11	)%(f)
After reimbursement and/or waiver of expenses by Adviser	1.87	%(f)	1.29%		0.95%	1.66%	1.66	%(f)
Portfolio Turnover	18.97	%(e)	58.96%		65.32%	115.51%	121.99	%(e)

(a)	Barings International Fund began issuing Class I shares on November 1, 2007.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Includes payments by affiliates of less than $0.005 per share.
(d)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(e)	Not Annualized.
(f)	Annualized.
(g)	For the period November 1, 2010 through February 28, 2011, the Adviser voluntarily waived management fees and/or reimbursed expenses at 1.15%. Effective March 1, 2011, the contractual expense limitation was decreased from 1.25% to 1.15% excluding interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses.
(h)	Ratios of expenses to average net assets include interest expense of less than 0.01% for the period ended October 31, 2008, which is not included in the contractual or voluntary expense limitations. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.
122

Aston Funds
ASTON/Harrison Street Real Estate Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Year Ended 10/31/08		Year Ended 10/31/07
Net Asset Value, Beginning of Period	$8.97		$8.16		$5.77		$6.08	$15.59		$19.99

Income from Investment Operations:
Net investment income	0.08	(a)	0.15	(a)	0.14	(a)	0.15 (a)	0.07	(a)	0.30	(a)
Net realized and unrealized gain (loss) on investments	1.29		0.79		2.36		(0.28)	(5.50)		(0.40)

Total from investment operations	1.37		0.94		2.50		(0.13)	(5.43)		(0.10)

Less Distributions:
Distributions from and in excess of net investment income	(0.07)		(0.13)		(0.11)		(0.18)	(0.09)		(0.05)
Distributions from net realized gain on investments	—		—		—		—	(3.99)		(4.25)

Total distributions	(0.07)		(0.13)		(0.11)		(0.18)	(4.08)		(4.30)

Net increase (decrease) in net asset value	1.30		0.81		2.39		(0.31)	(9.51)		(4.40)

Net Asset Value, End of Period	$10.27		$8.97		$8.16		$5.77	$6.08		$15.59

Total Return (b)	15.38	%(c)	11.66%		43.77%		(1.44)%	(43.76)%		(1.41)%

Ratios/Supplemental Data:

Net Assets, End of Period (in 000’s)	$8,735		$6,287		$6,158		$4,011	$6,030		$49,123
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	2.27	%(d)	1.61	%(e)	1.68	%(e)	1.94%	1.57	%(e)	1.46	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.37	%(d)	1.29	%(e)	1.37	%(e)	1.37%	1.37	%(e)	1.37	%(e)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.81	%(d)	1.36%		1.65%		2.55%	0.49%		1.73%
After reimbursement and/or waiver of expenses by Adviser	1.70	%(d)	1.68%		1.96%		3.12%	0.69%		1.82%
Portfolio Turnover	27.53	%(c)(f)	143.86%		75.30%		139.76%	85.08%		88.75%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2011, October 31, 2010, October 31, 2008 and October 31, 2007, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.
123

Aston Funds
ASTON/Harrison Street Real Estate Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Year Ended 10/31/08		Year Ended 10/31/07
Net Asset Value, Beginning of Period	$8.92		$8.12		$5.74		$6.08	$15.62		$20.00

Income from Investment Operations:
Net investment income	0.08	(a)	0.16	(a)	0.16	(a)	0.16 (a)	0.09	(a)	0.34	(a)
Net realized and unrealized gain (loss) on investments	1.30		0.79		2.34		(0.28)	(5.51)		(0.40)

Total from investment operations	1.38		0.95		2.50		(0.12)	(5.42)		(0.06)

Less Distributions:
Distributions from and in excess of net investment income	(0.09)		(0.15)		(0.12)		(0.22)	(0.13)		(0.07)
Distributions from net realized gain on investments	—		—		—		—	(3.99)		(4.25)

Total distributions	(0.09)		(0.15)		(0.12)		(0.22)	(4.12)		(4.32)

Net increase (decrease) in net asset value	1.29		0.80		2.38		(0.34)	(9.54)		(4.38)

Net Asset Value, End of Period	$10.21		$8.92		$8.12		$5.74	$6.08		$15.62

Total Return (b)	15.56	%(c)	11.82%		44.14%		(1.27)%	(43.58)%		(1.18)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$94		$32,925		$29,425		$21,905	$23,411		$41,545
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	2.02	%(d)	1.44	%(e)	1.43	%(e)	1.69%	1.32	%(e)	1.20	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.12	%(d)	1.12	%(e)	1.12	%(e)	1.12%	1.12	%(e)	1.11	%(e)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.06	%(d)	1.53%		1.90%		2.80%	0.74%		1.99%
After reimbursement and/or waiver of expenses by Adviser	1.95	%(d)	1.85%		2.21%		3.37%	0.94%		2.08%
Portfolio Turnover	27.53	%(c)(f)	143.86%		75.30%		139.76%	85.08%		88.75%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2011, October 31, 2010, October 31, 2008 and October 31, 2007, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.
124

Aston Funds
ASTON/Montag & Caldwell Balanced Fund – Class N	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07
Net Asset Value, Beginning of Period	$20.09		$19.13		$17.73		$15.61	$19.98	$17.21

Income from Investment Operations:
Net investment income	0.08	(a)	0.15	(a)	0.21	(a)	0.21 (a)	0.29	0.19	(a)
Net realized and unrealized gain (loss) on investments	1.37		1.03		1.47		2.15	(4.42)	2.82

Total from investment operations	1.45		1.18		1.68		2.36	(4.13)	3.01

Less Distributions:
Distributions from and in excess of net investment income	(0.12)		(0.22)		(0.28)		(0.24)	(0.24)	(0.24)

Total distributions	(0.12)		(0.22)		(0.28)		(0.24)	(0.24)	(0.24)

Net increase (decrease) in net asset value .	1.33		0.96		1.40		2.12	(4.37)	2.77

Net Asset Value, End of Period	$21.42		$20.09		$19.13		$17.73	$15.61	$19.98

Total Return (b)	7.25	%(c)	6.20%		9.54%		15.32%	(20.87)%	17.63%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$30,255		$23,315		$29,194		$14,938	$16,586	$16,703
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.48	%(d)	1.57	%(e)	1.38%		1.73%	1.74%	1.72	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.25	%(d)	1.35	%(e)	1.13%		1.26%	1.35%	1.36	%(e)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.59	%(d)	0.53%		0.89%		0.81%	0.74%	0.71%
After reimbursement and/or waiver of expenses by Adviser	0.82	%(d)	0.76%		1.15%		1.28%	1.13%	1.07%
Portfolio Turnover	18.31	%(c)	40.31%		51.68	%(f)	38.72%	43.65%	36.25%

(a)	The selected per share data was calculated using the weighed average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2011 and 0.01% for the year ended October 31, 2007, which are not included in the voluntary expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	Portfolio turnover rate excludes securities received from a reorganization.

See accompanying Notes to Financial Statements.
125

Aston Funds
ASTON/Montag & Caldwell Balanced Fund – Class I	April 30, 2012
Financial Highlights

	Six Months Ended 04/30/12 (unaudited)		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07
Net Asset Value, Beginning of Period	$20.05		$19.08		$17.68		$15.57	$19.94	$17.19

Income from Investment Operations:
Net investment income	0.10	(a)	0.20	(a)	0.22	(a)	0.23 (a)	0.27	0.24	(a)
Net realized and unrealized gain (loss) on investments	1.36		1.04		1.46		2.16	(4.35)	2.80

Total from investment operations	1.46		1.24		1.68		2.39	(4.08)	3.04

Less Distributions:
Distributions from and in excess of net investment income	(0.14)		(0.27)		(0.28)		(0.28)	(0.29)	(0.29)

Total distributions	(0.14)		(0.27)		(0.28)		(0.28)	(0.29)	(0.29)

Net increase (decrease) in net asset value	1.32		0.97		1.40		2.11	(4.37)	2.75

Net Asset Value, End of Period	$21.37		$20.05		$19.08		$17.68	$15.57	$19.94

Total Return (b)	7.31	%(c)	6.52%		9.57%		15.53%	(20.71)%	17.87%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,506		$1,415		$1,362		$1,149	$919	$1,158
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.33	%(d)	1.32	%(e)	1.35%		1.57%	1.49%	1.44	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.10	%(d)	1.10	%(e)	1.10%		1.10%	1.10%	1.08	%(e)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.74	%(d)	0.79%		0.92%		0.97%	0.99%	0.99%
After reimbursement and/or waiver of expenses by Adviser	0.97	%(d)	1.02%		1.17%		1.44%	1.38%	1.35%
Portfolio Turnover	18.31	%(c)	40.31%		51.68	%(f)	38.72%	43.65%	36.25%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.01% for the years ended October 31, 2011 and October 31, 2007, which are not included in the voluntary expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	Portfolio turnover rate includes securities received from a reorganization.

See accompanying Notes to Financial Statements.
126

Aston Funds
April 30, 2012
Notes to Financial Statements (unaudited)

Note (A) Fund Organization: Aston Funds (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company with 26 separate portfolios (each a “Fund” and collectively the “Funds”) as of April 30, 2012.

Aston Asset Management, LP (“Aston” or the “Adviser”) the investment adviser and the administrator, manages each Fund by retaining one or more subadvisers (each, a “Subadviser”) to manage each Fund. The following 26 portfolios of the Trust are included in these financial statements:

ASTON/Montag & Caldwell Growth Fund (the “M&C Growth Fund”)

ASTON/Veredus Select Growth Fund

(the “Veredus Select Growth Fund”)

ASTON/TAMRO Diversified Equity Fund

(the “TAMRO Diversified Equity Fund”)

ASTON/Herndon Large Cap Value Fund

(the “Herndon Large Cap Value Fund”)

ASTON/Cornerstone Large Cap Value Fund

(the “Cornerstone Large Cap Value Fund”)

ASTON/River Road Dividend All Cap Value Fund

(the “River Road Dividend All Cap Value Fund”)

ASTON/Fairpointe Mid Cap Fund

(the “Fairpointe Mid Cap Fund”)

ASTON/Montag & Caldwell Mid Cap Growth Fund

(the “M&C Mid Cap Growth Fund”)

ASTON/Cardinal Mid Cap Value Fund

(the “Cardinal Mid Cap Value Fund”)

ASTON/Veredus Small Cap Growth Fund, formerly the ASTON/Veredus Aggressive Growth Fund

(the “Veredus Small Cap Growth Fund”)

ASTON Small Cap Growth Fund, formerly the ASTON/Crosswind Small Cap Growth Fund

(the “Small Cap Growth Fund”)

ASTON/Silvercrest Small Cap Fund

(the “Silvercrest Small Cap Fund”)

ASTON/TAMRO Small Cap Fund

(the “TAMRO Small Cap Fund”)

ASTON/River Road Select Value Fund

(the “River Road Select Value Fund”)

ASTON/River Road Small Cap Value Fund

(the “River Road Small Cap Value Fund”)

ASTON/River Road Independent Value Fund

(the “River Road Independent Value Fund”)

ASTON/DoubleLine Core Plus Fixed Income Fund

(“the “DoubleLine Core Plus Fixed Income Fund”)

ASTON/TCH Fixed Income Fund

(the “TCH Fixed Income Fund”)

ASTON/Lake Partners LASSO Alternatives Fund

(the “Lake Partners LASSO Alternatives Fund”)

ASTON Dynamic Allocation Fund

(the “Dynamic Allocation Fund”)

ASTON/M.D. Sass Enhanced Equity Fund

(the “M.D. Sass Enhanced Equity Fund”)

ASTON/River Road Long-Short Fund

(the “River Road Long-Short Fund”)

ASTON/Neptune International Fund

(the “Neptune International Fund”)

ASTON/Barings International Fund

(the “Barings International Fund”)

ASTON/Harrison Street Real Estate Fund

(the “Harrison Street Real Estate Fund”)

ASTON/Montag & Caldwell Balanced Fund

(the “M&C Balanced Fund”)

M&C Growth Fund is authorized to issue three classes of shares (Class N Shares, Class I Shares and Class R Shares). The following funds are each authorized to issue two classes of shares (Class N Shares and Class I Shares): Veredus Select Growth Fund, TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, Cornerstone Large Cap Value Fund, River Road Dividend All Cap Value Fund, Fairpointe Mid Cap Fund, Veredus Small Cap Growth Fund, Small Cap Growth Fund, Silvercrest Small Cap Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, River Road Independent Value Fund, DoubleLine Core Plus Fixed Income Fund, TCH Fixed Income Fund, Lake Partners LASSO Alternatives Fund, Dynamic Allocation Fund, M.D. Sass Enhanced Equity Fund, Neptune International Fund, Barings International Fund, Harrison Street Real Estate Fund and M&C Balanced Fund. The following Funds are each authorized to issue one class of shares (Class N Shares): M&C Mid Cap Growth Fund, Cardinal Mid Cap Value Fund and River Road Long-Short Fund. Each class of shares is substantially the same except that certain classes of shares bear class specific expenses, which include distribution fees. TAMRO Small Cap Fund, River Road Independent Value Fund and River Road Dividend All Cap Value Fund are closed to new investors until further notice.

The investment objectives of the Funds are as follows:

M&C Growth Fund	Long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

Veredus Select	Capital appreciation.
Growth Fund

TAMRO Diversified	Long-term capital appreciation.
Equity Fund

Herndon Large	Long-term capital appreciation.
Cap Value Fund

Cornerstone Large Cap Value Fund	Total return through long-term capital appreciation and current income.

River Road Dividend All Cap Value Fund	High current income and, secondarily, long-term capital appreciation.

Fairpointe Mid Cap Fund	Long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.

M&C Mid Cap Growth Fund	Long-term capital appreciation and secondarily, current income, by investing primarily in common stocks and convertible securities.

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Cardinal Mid Cap	High level of total return.
Value Fund

Veredus Small Cap Growth Fund	Capital appreciation.

Small Cap Growth Fund	Long-term capital appreciation.

Silvercrest Small Cap Fund	Long-term capital appreciation.

TAMRO Small Cap Fund	Long-term capital appreciation.

River Road Select Value Fund	Long-term capital appreciation.

River Road Small Cap Value Fund	Long-term capital appreciation.

River Road Independent Value Fund	Long-term total return.

DoubleLine Core Plus Fixed Income Fund	Maximize total return.

TCH Fixed Income Fund	High current income consistent with prudent risk of capital.

Lake Partners LASSO Alternatives Fund	Long term total return with reduced correlation to the conventional stock and bond markets.

Dynamic Allocation Fund	Long-term capital appreciation.

M.D. Sass Enhanced Equity Fund	Total return through a combination of a high level of current income and capital appreciation.

River Road Long- Short Fund	Absolute return while minimizing volatility over a fund market cycle

Neptune International Fund	Long-term capital appreciation.

Barings International Fund	Total return.

Harrison Street Real Estate Fund	Total return through a combination of growth and income.

M&C Balanced Fund	Long-term total return.

Note (B) Significant Accounting Policies: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

(1) Security Valuation: Equity securities, closed-end funds, exchange traded funds, index options traded on a national securities exchange, and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted by the Board of Trustees. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund’s net asset value (“NAV”) at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain market events occur.

Certain Funds invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Fair Value Measurements—The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. The summary of each Fund’s investments that are measured at fair value by Level within the fair value hierarchy as of April 30, 2012 is as follows:

Funds	Total Value at 04/30/12	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Montag & Caldwell Growth Fund
Assets
Investments in Securities*	$3,699,914,905	$3,699,914,905	$—	$—

Veredus Select Growth Fund
Assets
Investments in Securities*	$49,025,778	$49,025,778	$—	$—

TAMRO Diversified Equity Fund
Assets
Common Stocks*	$21,717,529	$21,717,529	$—	$—
Investment Company*	313,373	313,373	—	—
Derivatives
Equity Options Contracts	94,163	94,163	—	—

Total	$22,125,065	$22,125,065	$—	$—

Herndon Large Cap Value Fund
Assets
Investments in Securities*	$47,794,312	$47,794,312	$—	$—

Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$26,061,372	$26,061,372	$—	$—

River Road Dividend All Cap Value Fund
Assets
Investments in Securities*	$852,997,485	$852,997,485	$—	$—

Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$2,980,010,904	$2,980,010,904	$—	$—

Montag & Caldwell Mid Cap Growth Fund
Assets
Investments in Securities*	$6,788,347	$6,788,347	$—	$—

Cardinal Mid Cap Value Fund
Assets
Investments in Securities*	$1,902,250	$1,902,250	$—	$—

Veredus Small Cap Growth Fund
Assets
Investment in Securities*	$27,425,058	$27,425,058	$—	$—

Small Cap Growth Fund
Assets
Investment in Securities*	$8,790,691	$8,790,691	$—	$—

Silvercrest Small Cap Fund
Assets
Investments in Securities*	$3,940,779	$3,940,779	$—	$—

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Funds	Total Value at 04/30/12	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TAMRO Small Cap Fund
Assets
Common Stocks
Consumer Discretionary	$191,999,512	$174,752,542	$17,246,970	$—
Consumer Staples	61,335,950	61,335,950	—	—
Energy	81,195,891	81,195,891	—	—
Financials	198,161,792	198,161,792	—	—
Healthcare	173,231,507	173,231,507	—	—
Industrials	173,023,046	173,023,046	—	—
Information Technology	118,220,907	105,783,227	12,437,680	—
Materials	39,591,183	39,591,183	—	—

Total Common Stocks	1,036,759,788	1,007,075,138	29,684,650	—

Investment Company*	31,299,969	31,299,969	—	—

Total	$1,068,059,757	$1,038,375,107	$29,684,650	$—

River Road Select Value Fund
Assets
Investments in Securities*	$148,852,000	$148,852,000	$—	$—

River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$75,312,874	$68,913,011	$6,399,863	$—
Consumer Staples	23,516,435	18,774,865	4,741,570	—
Energy	19,085,873	19,085,873	—	—
Financials	39,820,472	39,820,472	—	—
Healthcare	26,709,687	26,709,687	—	—
Industrials	48,530,048	48,530,048	—	—
Information Technology	41,682,390	41,682,390	—	—
Materials	6,750,226	6,750,226	—	—
Telecommunication Services	2,300,072	2,300,072	—	—
Utilities	3,940,864	3,940,864	—	—

Total Common Stocks	$287,648,941	$276,507,508	$11,141,433	$—

River Road Independent Value Fund
Assets
Common Stocks
Consumer Discretionary	$59,600,078	$41,481,238	$18,118,840	$—
Consumer Staples	21,546,501	18,219,281	3,327,220	—
Energy	32,132,479	32,132,479	—	—
Financials	20,041,764	16,262,666	3,779,098	—
Health Care	61,946,727	61,946,727	—	—
Industrials	15,849,515	15,849,515	—	—
Information Technology	45,775,167	45,775,167	—	—
Materials	17,645,332	17,645,332	—	—
Utilities	13,368,022	8,551,653	4,816,369	—

Total Common Stocks	287,905,585	257,864,058	30,041,527	—

Investment Company*	313,543,869	313,543,869	—	—

Total	$601,449,454	$571,407,927	$30,041,527	$—

DoubleLine Core Plus Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligation	$14,867,267	$—	$14,867,267	$—
U.S. Government Obligations	14,641,766	—	14,641,766	—
U.S. Government Mortgage-Backed Securities	4,339,271	—	4,339,271	—
Corporate Notes and Bonds	23,545,714	—	23,545,714	—
Collateralized Mortgage-Backed Securities	12,089,851	—	12,089,851	—
Asset-Backed Securities	1,730,440	—	1,730,440	—
Foreign Government Bond	2,856,617	—	2,856,617	—

Total	$74,070,926	$—	$74,070,926	$—

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Funds	Total Value at 04/30/12	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TCH Fixed Income Fund
Assets
Corporate Notes and Bonds	$44,804,993	$—	$44,804,993	$—
U.S. Government and Agency Obligations	18,328,242	—	18,328,242	—
Commercial Mortgage-Backed Securities	1,117,841	—	1,117,841	—
Asset-Backed Securities	5,091,446	—	5,091,446	—
Foreign Government Bond	1,232,688	—	1,232,688	—
Investment Company*	1,741,634	1,741,634	—	—

Total	$72,316,844	$1,741,634	$70,575,210	$—

Lake Partners LASSO Alternatives Fund
Assets
Investments in Securities*	$263,207,637	$263,207,637	$—	$—

Dynamic Allocation Fund
Assets
Investments in Securities*	$37,041,242	$37,041,242	$—	$—

M.D. Sass Enhanced Equity Fund
Assets
Common Stocks*	$144,986,939	$144,986,939	$—	$—
Investment Company*	6,475,318	6,475,318	—	—
Derivatives
Equity Contracts	823,981	823,981	—	—

Total Assets	152,286,238	152,286,238	—	—

Liabilities
Derivatives
Equity Contracts	(3,539,587)	(3,539,587)	—	—

Total Liabilities	(3,539,587)	(3,539,587)	—	—

Total	$148,746,651	$148,746,651	$—	$—

River Road Long-Short Fund
Assets
Investments in Securities*	$5,534,742	$5,534,742	$—	$—

Total Assets	5,534,742	5,534,742	—	—

Liabilities
Short Sales*	(1,255,999)	(1,255,999)	—	—

Total Liabilities	(1,255,999)	(1,255,999)	—	—

Total	$4,278,743	$4,278,743	$—	$—

Neptune International Fund
Assets
Common Stocks
Australia	$44,153	$44,153	$—	$—
Brazil	23,540	23,540	—	—
China	434,322	434,322	—	—
France	125,658	125,658	—	—
India	23,675	23,675	—	—
Japan	181,714	181,714	—	—
Netherlands	53,590	53,590	—	—
Norway	49,048	49,048	—	—
Russia	199,265	199,265	—	—
Switzerland	44,114	44,114	—	—
Taiwan	46,740	46,740	—	—
United Kingdom	526,615	525,755	—	860

Total Common Stocks	1,752,434	1,751,574	—	860

Investment Company*	12,243	12,243	—	—

Total	$1,764,677	$1,763,817		$860

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Funds	Total Value at 04/30/12	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Barings International Fund
Assets
Common Stocks
Australia	$1,609,705	$1,609,705	$—	$—
Belgium	1,062,102	1,062,102	—	—
China	1,008,520	1,008,520	—	—
France	3,886,462	3,886,462	—	—
Germany	6,186,631	6,186,631	—	—
Hong Kong	784,157	784,157	—	—
India	835,096	835,096	—	—
Israel	2,124,299	2,124,299	—
Japan	13,216,904	13,216,904	—	—
Mexico	1,987,045	1,987,045	—	—
Netherlands	914,411	914,411	—	—
Papua New Guinea	1,107,501	1,107,501	—	—
Russia	875,367	875,367	—	—
Singapore	1,974,606	1,974,606	—	—
South Korea	1,992,595	1,992,595	—	—
Sweden	872,256	872,256	—	—
Switzerland	5,426,930	5,426,930	—	—
United Kingdom	16,975,088	16,961,799	—	13,289

Total Common Stocks	62,839,675	62,826,386	—	13,289

Investment Company*	1,607,345	1,607,345	—	—

Total0	$64,447,020	$64,433,731	$—	$13,289

Harrison Street Real Estate Fund
Assets
Investments in Securities*	$8,861,483	$8,861,483	$—	$—

Montag & Caldwell Balanced Fund
Assets
Common Stocks*	$17,767,200	$17,767,200	$—	$—
Corporate Notes and Bonds	6,977,942	—	6,977,942	—
U.S. Government and Agency Obligations	3,828,745	—	3,828,745	—
Investment Company*	3,254,277	3,254,277	—	—

Total	$31,828,164	$21,021,477	$10,806,687	$—

*	All Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

Barings International Fund and Neptune International Fund may utilize an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time these Funds valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were not deemed to have occurred at April 30, 2012, and therefore, the Barings International Fund and the Neptune International Fund did not utilize the external pricing service model adjustments. As a result, certain securities that were held in these Funds at April 30, 2012 and since the beginning of the six-month period, were transferred from Level 2 to Level 1.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly-traded securities.

Certain securities that were held at April 30, 2012 and since the beginning of the six-month period in the TAMRO Small Cap Fund, the River Road Small Cap Value Fund and the River Road Independent Value Fund had significant changes in liquidity which resulted in a transfer between levels.

Funds	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1
TAMRO Small Cap Fund	$29,684,650	$3,913,591
River Road Small Cap Value Fund	—	2,780,316
River Road Independent Value Fund	21,897,938	—
Neptune International Fund	—	1,210,912
Barings International Fund	—	47,769,491

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Level 3 holdings were valued using internal valuation techniques which took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of April 30, 2012:

Neptune International Fund	Common Stocks
Fair Value, beginning of period	$555
Purchases	854
Sales	(534)
Net realized gains	189
Change in unrealized appreciation (depreciation)	(204)

Fair Value, end of period	$860

Change in net unrealized appreciation (depreciation)on Level 3 holdings held at end of period	$305

Barings International Fund	Common Stocks
Fair Value, beginning of period	$9,447
Purchases	13,194
Sales	(9,094)
Net realized gains	3,219
Change in unrealized appreciation (depreciation)	(3,477)

Fair Value, end of period	$13,289

Change in net unrealized appreciation (depreciation)on Level 3 holdings held at end of period	$3,842

(2) Repurchase Agreements: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund’s Adviser or Subadviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller. As of and during the period ended April 30, 2012, the Funds did not own any repurchase agreements.

(3) When Issued/Delayed Delivery Securities: Each Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. As of and during the six month period ended April 30, 2012, the DoubleLine Core Plus Fixed Income Fund and the TCH Fixed Income Fund owned delayed delivery securities.

(4) Mortgage-Backed Securities: M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may invest in mortgage-backed securities (“MBS”), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may also invest in collateralized mortgage obligations (“CMO”) and real estate mortgage investment conduits (“REMIC”). A CMO is a bond that is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(5) Securities Sold Short: The River Road Long-Short Fund utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund making a short sale must segregate liquid assets, or otherwise cover its position in a permissible manner. The liquidity of the assets is determined by the Subadviser, in accordance with procedures established by the Board of Trustees. Cash segregated for short sales is shown in the Statement of Assets and Liabilities as cash held as collateral.

(6) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes, to seek capital appreciation, to mitigate risk and/or to increase exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the

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Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value based on the quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in the TAMRO Diversified Equity and M.D. Sass Enhanced Equity Funds. See the Schedules of Investments for open options contracts held by TAMRO Diversified Equity and M.D. Sass Enhanced Equity Funds at April 30, 2012. For the six months ended April 30, 2012, the average* volume of derivative activities are as follows:

Funds	Purchased Options (Cost)	Written Options (Premiums Received)
TAMRO Diversified Equity Fund	$164,311	$—
M.D. Sass Enhanced Equity Fund	1,464,199	2,966,001
*	estimate based on quarter-end holdings

(7) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. During and at the six months ended April 30, 2012, the Neptune International Fund held forward foreign currency contracts. For the six months ended April 30, 2012, the average (estimate based on quarterly holdings) volume of derivative activity was $12,902 of unrealized depreciation.

(8) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at April 30, 2012 by primary risk exposure:

	Asset Derivative Investments Value	Liability Derivative Investments Value
Fund	Equity Contracts (a)	Equity Contracts (a)
TAMRO Diversified Equity Fund	$94,163	$—
M.D. Sass Enhanced Equity Fund	823,981	(3,539,587)

(a)	Statement of Assets and Liabilities location: Total investments at value for purchased options and call options written, at value.

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2012:

	Amount of Realized Gain (Loss) on Derivatives		Change in Unrealized Appreciation (Depreciation) on Derivatives
	Equity Contracts (a)	Foreign Currency Contracts (a)	Equity Contracts (b)	Foreign Currency Contracts (a)
TAMRO Diversified Equity Fund	$(135,373)	$—	$132,322	$—
M.D. Sass Enhanced Equity Fund	(366,434)	—	(530,367)	—
Neptune International Fund	—	(38,744)	—	19,353

(a)	Statement of Operations location: Net realized gain (loss) on purchased options and net realized gain (loss) on written option transactions or net realized gain loss on foreign currency.
(b)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on purchased options and net change in unrealized appreciation (depreciation) on written options transactions or translation of of assets and liabilities in foreign currency.

(9) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Dividend income and interest income are recorded on the Statement of Operations as investment income. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Securities are accounted for on a trade date basis. The cost of securities sold is determined using the identified cost method for the Fairpointe Mid Cap Fund and first in first out (“FIFO”) method for all other Funds.

(10) Foreign Currency: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at the close of the regular trading session on the New York Stock Exchange. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are segregated on the Statement of Operations from the effects of changes on market prices of those securities, and are included with the net realized and change in unrealized gain or loss on investment securities.

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Notes to Financial Statements (unaudited) – continued

(11) Federal Income Taxes: The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.

At October 31, 2011, the following Funds had available realized capital losses to offset future net capital gains through the fiscal year ended:

	Capital Loss Carryforward with Tax Year Expirations
Fund	2013	2014	2015		2016		2017	2018		Total
Montag & Caldwell Growth Fund	$—	$—	$—		$15,287,295	* $	—	$—		$15,287,295
Veredus Select Growth Fund	—	—	1,093,781		18,622,365		—	—		19,716,146
Cornerstone Large Cap Value Fund	—	—	—		22,414,594		6,819,813	—		29,234,407
Montag & Caldwell Mid Cap Growth Fund	—	—			327,840		—	—		327,840
Cardinal Mid Cap Value Fund	—	—	—		223,314		—	—		223,314
Veredus Small Cap Growth Fund	—	—	4,228,025		16,347,889		—	—		20,575,914
Small Cap Growth Fund	—	—	—		—		—	59,470		59,470
River Road Small Cap Value Fund	—	—	—		11,064,614		—	—		11,064,614
TCH Fixed Income Fund	3,698,815	—	2,654,917		1,270,780		—	—		7,624,512
Lake Partners LASSO Alternatives Fund	—	—	—		—		—	4,140,502		4,140,502
River Road Long-Short Fund	—	—	—		—		—	100,223	**	100,223
Neptune International Fund	—	—	635,048		2,673,799		52,059	—		3,360,906
Harrison Street Real Estate Fund	—	—	3,095,957		11,228,110		—	—		14,324,067
Montag & Caldwell Balanced Fund	—	—	318,991	*	2,726,872	***	—	—		3,045,863

*	These capital loss carryforward amounts were acquired in the reorganizations of the Growth Fund into the M&C Growth Fund and the Balanced Fund into the M&C Balanced Fund on March 29, 2010. The Funds’ ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.
**	The Fund is subject to the Regulated Investment Company Modernization Act of 2010 and amount will carryforward as short-term with no expiration date.
***	This capital loss carryforward amount includes $2,088,044 acquired in the reorganization of the Balanced Fund into the M&C Balanced Fund on March 29, 2010. The Fund’s ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations. Capital loss carryforwards expire in the tax years indicated above.

For the year ended October 31, 2011, the following Funds utilized capital losses as follows:

	Utilized Capital Losses (with Expiration Year)
Fund	2010	2013	2014	2015	2016	2017
Montag & Caldwell Growth Fund	$—	$—	$—	$—	$3,189,231	$—
Veredus Select Growth Fund	—	—	—	2,003,452	—	—
TAMRO Diversified Equity Fund	—	—	—	—	192,977	—
Herndon Large Cap Value Fund	—	—	—	—	—	23,092
Cornerstone Large Cap Value Fund	—	—	—	—	7,459,889	—
River Road Dividend All Cap Value Fund	—	—	—	—	2,543,082	—
Montag & Caldwell Mid Cap Growth Fund	—	—	—	210,270	85,761	—
Cardinal Mid Cap Value Fund	—	—	—	20,542	70,966	—
Veredus Small Cap Growth Fund	—	—	—	6,557,027	—	—
River Road Small Cap Value Fund	—	—	—	19,839,004	25,160,124	—
Barings International Fund	—	—	—	894,769	966,034	—
Neptune International Fund	—	—	7,221	97,317	—	—
Harrison Street Real Estate Fund	—	—	—	6,954,887	—	—
Montag & Caldwell Balanced Fund	2,339,449	—	—	—	—	—
TCH Fixed Income Fund	—	331,126	—	—	—	—

135

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April 30, 2012
Notes to Financial Statements (unaudited) – continued

For the year ended October 31, 2011, the following Funds had capital losses that expired:

Fund	Expired Capital Losses
Cornerstone Large Cap Value Fund	$49,006
River Road Small Cap Value Fund	571,469
Montag & Caldwell Balanced Fund	638,779

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. River Road Long-Short Fund, River Road Independent Value Fund, and DoubleLine Core Plus Fixed Income Fund began investment operations after the effective date and are currently subject to the Regulated Investment Company Modernization Act of 2010. The remaining Funds’ first fiscal year end subject to the Regulated Investment Company Modernization Act of 2010 is October 31, 2012.

Management has analyzed the Funds’ tax positions for all open tax years (current and prior three tax years), as well as potential exposure to foreign capital gains withholding taxes, and has concluded that no provision for federal, state, or international income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

(12) Multi-Class Operations: Each class offered by a Fund that is authorized to offer multiple classes of shares has equal rights as to the Fund’s net assets.

Income, fund and trust level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses (distribution expenses) are allocated to each class.

(13) Offering Costs: Certain costs were incurred in connection with the offering of the following Funds as disclosed in the table below. The costs associated have been capitalized and are being amortized on a straight-line basis over twelve months based on the commencement date of the Funds, stated below.

Fund	Commencement Date	Original Offering Costs
River Road Independent Value Fund	December 30, 2010	$53,931
River Road Long-Short Fund	May 4, 2011	70,782
DoubleLine Core Plus Fixed Income Fund	July 18, 2011	246,370
Silvercrest Small Cap Fund	December 27, 2011	80,000

(14) Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(15) Commitments and Contingencies: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

(16) Recent Accounting Pronouncement: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

136

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April 30, 2012
Notes to Financial Statements (unaudited) – continued

Note (C) Dividends from Net Investment Income and Distributions of Capital Gains: Dividends and distributions to shareholders are recorded on the ex-dividend date. River Road Dividend All Cap Value Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

M.D. Sass Enhanced Equity Fund and M&C Balanced Fund distribute dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

The following Funds distribute dividends from net investment income to shareholders annually and net realized gains from investment transactions, if any, are generally distributed annually, usually in December: M&C Growth Fund, Veredus Select Growth Fund, TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, Cornerstone Large Cap Value Fund, Fairpointe Mid Cap Fund, M&C Mid Cap Growth Fund, Cardinal Mid Cap Value Fund, Veredus Small Cap Growth Fund, Small Cap Growth Fund, Silvercrest Small Cap Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, River Road Independent Value Fund, Lake Partners LASSO Alternatives Fund, Dynamic Allocation Fund, River Road Long-Short Fund, Neptune International Fund, Barings International Fund and Harrison Street Real Estate Fund.

Dividends and distributions are automatically reinvested in additional Fund shares on ex-date at that day’s ending NAV for the respective Fund for those shareholders who have elected the reinvestment option.

Differences in dividends per share between classes of the following Funds are due to different class expenses: M&C Growth Fund, Veredus Select Growth Fund, TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, Cornerstone Large Cap Value Fund, River Road Dividend All Cap Value Fund, Fairpointe Mid Cap Fund, Veredus Small Cap Growth Fund, Small Cap Growth Fund, Silvercrest Small Cap Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, River Road Independent Value Fund, DoubleLine Core Plus Fixed Income Fund, TCH Fixed Income Fund, Lake Partners LASSO Alternatives Fund, Dynamic Allocation Fund, M.D. Sass Enhanced Equity Fund, Neptune International Fund, Barings International Fund, Harrison Street Real Estate Fund and M&C Balanced Fund. Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. Permanent differences, such as net operating losses, nondeductible expenses, premium amortization, mark to market on Passive Foreign Investment Companies and adjustment for Real Estate Investment Trusts, are reclassified among capital accounts in the financial statements to reflect their character. Temporary differences, such as deferrals on losses relating to wash sales transactions and capital loss carryovers, arise when income, expenses, gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes.

The tax character of distributions paid during the fiscal years ended 2011 and 2010 was as follows:

	Distributions Paid in 2011		Distributions Paid in 2010
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
M&C Growth Fund	$20,834,824	$5,383,920	$11,497,319	$—
Veredus Select Growth Fund	—	—	30,200	—
TAMRO Diversified Equity Fund	—	—	22,812	—
Herndon Large Cap Value Fund	13,657	—	—	—
Cornerstone Large Cap Value Fund	1,807,144	—	3,983,658	—
River Road Dividend All Cap Value Fund	10,476,590	118,593	5,440,778	—
Fairpointe Mid Cap Fund	6,035,391	5,436,739	856,138	1,792,051
M&C Mid Cap Growth Fund	—	—	6,357	—
Cardinal Mid Cap Value Fund	6,680	—	3,807	—
TAMRO Small Cap Fund	—	19,802,159	—	491,279
River Road Select Value Fund	1,134,027	1,959,747	374,080	—
River Road Small Cap Value Fund	2,048,490	—	1,018,993	—
DoubleLine Core Plus Fixed Income Fund	190,808	—	—	—
TCH Fixed Income Fund	2,810,584	—	3,125,240	—
Lake Partners LASSO Alternatives Fund	454,894	448	71,770	—
Dynamic Allocation Fund	1,619,896	272,869	3,145,781	3,008
M.D. Sass Enhanced Equity Fund	5,872,771	—	685,950	—
Neptune International Fund	21,314	—	84,468	—
Barings International Fund	1,019,611	—	114,624	—
Harrison Street Real Estate Fund	627,254	—	546,063	—
M&C Balanced Fund	312,292	—	344,428	—

137

Aston Funds
April 30, 2012
Notes to Financial Statements (unaudited) – continued

As of October 31, 2011, the most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long- Term Gain	Unrealized Appreciation/ (Depreciation)	Total
M&C Growth Fund	$(15,287,295)	$17,620,891	$257,686,119	$382,885,608	$642,905,323
Veredus Select Growth Fund	(19,716,146)	26,897	—	3,285,729	(16,403,520)
TAMRO Diversified Equity Fund	—	—	473,321	1,750,640	2,223,961
Herndon Large Cap Value Fund	—	947,771	124,149	(420,717)	651,203
Cornerstone Large Cap Value Fund	(29,234,407)	—	—	344,080	(28,890,327)
River Road Dividend All Cap Value Fund	—	—	4,647,585	53,393,631	58,041,216
Fairpointe Mid Cap Fund	—	2,079,223	18,759,386	277,687,103	298,525,712
M&C Mid Cap Growth Fund	(327,840)	—	—	917,907	590,067
Cardinal Mid Cap Value Fund	(223,314)	1,517	—	210,209	(11,588)
Veredus Small Cap Growth Fund	(20,575,914)	—	—	3,729,440	(16,846,474)
Small Cap Growth Fund	(59,470)	—	—	(265,605)	(325,075)
TAMRO Small Cap Fund	—	—	97,189,739	179,531,675	276,721,414
River Road Select Value Fund	—	1,195,272	28,131,898	12,845,247	42,172,417
River Road Small Cap Value Fund	(11,064,614)	—	—	54,059,120	42,994,506
River Road Independent Value Fund	—	5,594,708	100,643	(1,930,633)	3,764,718
DoubleLine Core Plus Fixed Income Fund	—	88,759	—	236,854	325,613
TCH Fixed Income Fund	(7,624,512)	30,636	—	5,288,666	(2,305,210)
Lake Partners LASSO Alternatives Fund	(4,140,502)	67,864	—	(1,626,190)	(5,698,828)
Dynamic Allocation Fund	—	3,838,769	797,701	327,722	4,964,192
M.D. Sass Enhanced Equity Fund	—	9,611,622	2,408,540	(8,317,598)	3,702,564
River Road Long-Short Fund	(100,223)	—	—	125,458	25,235
Neptune International Fund	(3,360,906)	2,324	—	(85,400)	(3,443,982)
Barings International Fund	—	488,262	1,380,287	(155,209)	1,713,340
Harrison Street Real Estate Fund	(14,324,057)	149,431	—	1,480,467	(12,694,159)
M&C Balanced Fund	(3,045,863)	34,962	—	2,165,668	(845,233)

Note (D) Shares of Beneficial Interest: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Share transactions of the Funds were as follows:

Six Months Ended April 30, 2012

Class N	Sold	Shares Issued From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
M&C Growth Fund	7,220,707	5,664,499	(9,731,278)	3,153,928
Veredus Select Growth Fund	32,936	—	(831,482)	(798,546)
TAMRO Diversified Equity Fund	77,110	38,289	(470,130)	(354,731)
Herndon Large Cap Value Fund	369,527	39,719	(117,196)	292,050
Cornerstone Large Cap Value Fund	436,477	10,721	(820,916)	(373,718)
River Road Dividend All Cap Value Fund	8,464,236	572,508	(7,718,621)	1,318,123
Fairpointe Mid Cap Fund	7,413,856	417,341	(8,849,881)	(1,018,684)
M&C Mid Cap Growth Fund	181,146	—	(22,519)	158,627
Cardinal Mid Cap Value Fund	13,615	310	(2,437)	11,488
Veredus Small Cap Growth Fund	47,377	—	(306,037)	(258,660)
Small Cap Growth Fund	46,907	—	(54,712)	(7,805)
Silvercrest Small Cap (a)	51,358	—	—	51,358
TAMRO Small Cap Fund	2,940,335	1,982,107	(4,072,292)	850,150
River Road Select Value Fund	116,854	332,250	(959,714)	(510,610)
River Road Small Cap Value Fund	434,533	—	(4,213,040)	(3,778,507)
River Road Independent Value Fund	12,374,363	339,193	(8,690,143)	4,023,413
DoubleLine Core Plus Fixed Income Fund	1,752,830	47,173	(1,631,186)	168,817
TCH Fixed Income Fund	504,469	127,068	(585,505)	46,032
Lake Partners LASSO Alternatives Fund	672,981	21,588	(218,986)	475,583
Dynamic Allocation Fund	605,297	508,991	(1,975,527)	(861,239)
M.D. Sass Enhanced Equity Fund	3,266,424	674,043	(1,162,182)	2,778,285
River Road Long-Short Fund	100,489	—	(31,135)	69,354
Neptune International Fund	2,357	—	(4,400)	(2,043)
Barings International Fund	139	1,946	(43)	2,042
Harrison Street Real Estate Fund	248,857	4,957	(104,469)	149,345
M&C Balanced Fund	415,318	6,573	(169,917)	251,974

(a)	Silvercrest Small Cap Fund began issuing Class N Shares on December 23, 2011.

138

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Notes to Financial Statements (unaudited) – continued

Class I	Sold	Shares Issued From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
M&C Growth Fund	16,397,472	4,364,756	(12,092,197)	8,670,031
Veredus Select Growth Fund	177,142	2,609	(2,561,418)	(2,381,667)
TAMRO Diversified Equity Fund (a)	28,884	—	—	28,884
Herndon Large Cap Value Fund	2,228,362	73,629	(145,153)	2,156,838
Cornerstone Large Cap Value Fund	295,356	58	(377)	295,037
River Road Dividend All Cap Value Fund	16,960,615	520,634	(1,812,728)	15,668,521
Fairpointe Mid Cap Fund (b)	11,239,001	327,743	(13,553,159)	(1,986,415)
Veredus Small Cap Growth Fund (c)	10,478		(1,156,181)	(1,145,703)
Small Cap Growth Fund	—	—	—	—
Silvercrest Small Cap Fund (d) (e)	542,832	—	(237,521)	305,311
TAMRO Small Cap Fund	3,931,669	2,242,345	(3,614,933)	2,559,081
River Road Select Value Fund	2,880,984	2,982,287	(2,535,485)	3,327,786
River Road Small Cap Value Fund	1,466,897	—	(2,926,912)	(1,460,015)
River Road Independent Value Fund	15,878,369	189,732	(1,003,532)	15,064,569
DoubleLine Core Plus Fixed Income Fund	4,592,786	52,649	(240,093)	4,405,342
TCH Fixed Income Fund	146,128	17,409	(209,266)	(45,729)
Lake Partners LASSO Alternatives Fund	5,465,624	148,111	(2,350,135)	3,263,600
Dynamic Allocation Fund	78,675	52,099	(28,366)	102,408
M.D. Sass Enhanced Equity Fund	3,688,810	615,736	(2,125,528)	2,179,018
Neptune International Fund	—	318	(239)	79
Barings International Fund	2,079,474	187,976	(749,648)	1,517,802
Harrison Street Real Estate Fund (f)	241	61	(3,683,661)	(3,683,359)
M&C Balanced Fund	1,474	144	(1,722)	(104)

(a)	TAMRO Diversified Equity Fund began issuing Class I Shares on March 1, 2012.
(b)	Fairpointe Mid Cap Fund had a redemption-in-kind on January 13, 2012, which resulted in a redemption out of the Fund of $38,722,763 and is excluded from the shares sold above. The redemption was comprised of securities and cash in the amounts of $38,179,960 and $542,803, respectively.
(c)	Veredus Small Cap Growth Fund had a redemption-in-kind on December 2, 2011, which resulted in a redemption out of the Fund of $13,436,583 and is excluded from shares sold above. The redemption was comprised of securities and cash in the amounts of $13,225,479 and $211,104, respectively.
(d)	Silvercrest Small Cap Fund began issuing Class I Shares on December 23, 2011.
(e)	Silvercrest Small Cap Fund had a redemption-in-kind on April 26, 2012, which resulted in a redemption out of the Fund of $2,608,977 and is excluded from the shares sold above. The redemption was comprised of securities and cash in the amounts of $2,579,146 and $29,831, respectively.
(f)	Harrison Street Real Estate Fund had a redemption-in-kind on December 2, 2011, which resulted in a redemption out of the Fund of $31,399,368 and is excluded from shares sold above. The redemption was comprised of securities and cash in the amounts of $30,913,574 and $485,794, respectively

Class R	Sold	Shares Issued From Reinvestment of Distributions	Redeemed	Net Increase in Shares Outstanding
M&C Growth Fund	65,193	23,324	(69,290)	19,227

Year Ended October 31, 2011

Class N	Sold	Shares Issued From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
M&C Growth Fund	27,529,579	436,304	(25,563,135)	2,402,748
Veredus Select Growth Fund	600,195	—	(2,424,886)	(1,824,691)
TAMRO Diversified Equity Fund	1,047,491	—	(398,182)	649,309
Herndon Large Cap Value Fund	1,302,936	1,239	(907,748)	396,427
Cornerstone Large Cap Value Fund	938,206	26,444	(683,845)	280,805
River Road Dividend All Cap Value Fund	19,428,483	401,663	(4,872,469)	14,957,677
Fairpointe Mid Cap Fund	23,004,145	239,794	(23,365,775)	(121,836)
M&C Mid Cap Growth Fund	79,385	—	(14,651)	64,734
Cardinal Mid Cap Value Fund	15,267	283	(2,166)	13,384
Veredus Small Cap Growth Fund	261,170	—	(980,739)	(719,569)
Small Cap Growth Fund (a)	622,572	—	(78,915)	543,657
TAMRO Small Cap Fund	6,465,730	349,541	(5,826,262)	989,009
River Road Select Value Fund	940,625	64,739	(5,458,457)	(4,453,093)
River Road Small Cap Value Fund	3,083,624	49,890	(14,038,695)	(10,905,181)
River Road Independent Value Fund (b)	34,714,694	—	(6,220,324)	28,494,370
DoubleLine Core Plus Fixed Income Fund (c)	2,304,445	13,647	(147,028)	2,171,064
TCH Fixed Income Fund	2,519,080	199,342	(1,241,865)	1,476,557
Lake Partners LASSO Alternatives Fund	1,059,998	9,203	(286,539)	782,662
Dynamic Allocation Fund	2,015,362	199,385	(3,376,730)	(1,161,983)
M.D. Sass Enhanced Equity Fund	2,823,656	274,141	(2,998,639)	99,158
River Road Long-Short Fund (d)	463,827	—	(106)	463,721

139

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Notes to Financial Statements (unaudited) – continued

		Shares Issued From		Net Increase
		Reinvestment		(Decrease) in
Class N	Sold	of Distributions	Redeemed	Shares Outstanding
Neptune International Fund	9,866	547	(15,709)	(5,296)
Barings International Fund	41,175	470	(9,259)	32,386
Harrison Street Real Estate Fund	334,601	11,310	(399,317)	(53,406)
M&C Balanced Fund	83,389	13,236	(462,762)	(366,137)

(a)	Small Cap Growth Fund began issuing Class N Shares on November 2, 2010.
(b)	River Road Independent Value Fund began issuing Class N Shares on December 30, 2010.
(c)	DoubleLine Core Plus Fixed Income Fund began issuing Class N Shares on July 15, 2011.
(d)	River Road Long-Short Fund began issuing Class N Shares on May 3, 2011.

		Shares Issued From		Net Increase
		Reinvestment		(Decrease) in
Class I	Sold	of Distributions	Redeemed	Shares Outstanding
M&C Growth Fund	25,367,654	492,955	(21,812,016)	4,048,593
Veredus Select Growth Fund	1,022,514	—	(965,498)	57,016
Herndon Large Cap Value Fund (a)	1,048,685	—	—	1,048,685
Cornerstone Large Cap Value Fund (b)	41	99,223	(22,281,046)	(22,181,782)
River Road Dividend All Cap Value Fund	18,128,321	370,706	(2,092,580)	16,406,447
Fairpointe Mid Cap Fund	39,262,459	90,932	(12,005,364)	27,348,027
Veredus Small Cap Growth Fund	23,685	—	(32,239)	(8,554)
Small Cap Growth Fund	255,934	—	—	255,934
TAMRO Small Cap Fund	9,479,673	402,302	(7,890,124)	1,991,851
River Road Select Value Fund	4,193,249	214,802	(8,853,662)	(4,445,611)
River Road Small Cap Value Fund	4,141,086	107,904	(6,084,595)	(1,835,605)
River Road Independent Value Fund (c)	8,308,048	—	(359,185)	7,948,863
DoubleLine Core Plus Fixed Income Fund (d)	523,751	4,051	(98,141)	429,661
TCH Fixed Income Fund	347,836	45,383	(827,447)	(434,228)
Lake Partners LASSO Alternatives Fund	16,212,425	25,742	(2,014,816)	14,223,351
Dynamic Allocation Fund (e)	734,609	715	(275,213)	460,111
M.D. Sass Enhanced Equity Fund	2,722,359	287,142	(1,167,597)	1,841,904
Harrison Street Real Estate Fund	3,825	64,984	(1,747)	67,062
Neptune International Fund	—	1,424	—	1,424
Barings International Fund	2,212,819	113,069	(1,257,377)	1,068,511
M&C Balanced Fund	236,989	1,686	(239,470)	(795)

(a)	Herndon Large Cap Value Fund began issuing Class I Shares on March 1, 2011.
(b)	Cornerstone Large Cap Value Fund had a redemption-in-kind on March 18, 2011, which resulted in a redemption out of the Fund of $222,180,158 and is excluded from the shares sold above. The redemption was comprised of securities and cash in the amounts of $218,362,400 and $3,817,758, respectively.
(c)	River Road Independent Value Fund began issuing Class I Shares on May 31, 2011.
(d)	DoubleLine Core Plus Fixed Income Fund began issuing Class I Shares on July 15, 2011.
(e)	Dynamic Allocation Fund began issuing Class I Shares on November 1, 2010.

		Shares Issued From
		Reinvestment		Net Increase in
Class R	Sold	of Distributions	Redeemed	Shares Outstanding
M&C Growth Fund	231,098	883	(199,315)	32,666

Note (E) Investment Transactions: Aggregate purchases and proceeds from sales and maturities of investment securities (other than short-term investments) for the six months ended April 30, 2012 were as follows:

	Aggregate Purchases		Proceeds from Sales
	U.S. Government	Other	U.S. Government	Other
M&C Growth Fund	$—	$739,126,880	$—	$944,671,919
Veredus Select Growth Fund	—	54,191,527	—	88,316,974
TAMRO Diversified Equity Fund	—	5,389,707	—	9,433,499
Herndon Large Cap Value Fund.	—	33,399,917	—	6,696,448
Cornerstone Large Cap Value Fund	—	8,874,355	—	9,132,329
River Road Dividend All Cap Value Fund.	—	275,042,458	—	114,126,151
Fairpointe Mid Cap Fund (a)	—	293,938,245	—	346,270,285
M&C Mid Cap Growth Fund	—	2,474,337	—	951,306
Cardinal Mid Cap Value Fund	—	432,407	—	324,100
Veredus Small Cap Growth Fund (b)	—	24,504,420	—	28,638,128
Small Cap Growth Fund	—	6,072,333	—	6,215,542
Silvercrest Small Cap Fund (c)	—	6,441,155	—	5,460,636
TAMRO Small Cap Fund	—	197,691,532	—	261,275,101
River Road Select Value Fund	—	27,074,331	—	35,971,338
River Road Small Cap Value Fund	—	38,383,450	—	104,821,372
River Road Independent Value Fund	—	267,428,848	—	195,330,428

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	Aggregate Purchases		Proceeds from Sales
	U.S. Government	Other	U.S. Government	Other
DoubleLine Core Plus Fixed Income Fund	$40,506,854	$39,899,027	$20,957,686	$12,757,644
TCH Fixed Income Fund	1,467,228	19,165,517	5,095,197	17,721,316
Lake Partners LASSO Alternatives Fund	—	112,884,521	—	68,088,243
Dynamic Allocation Fund	—	80,305,433	—	88,243,873
M.D. Sass Enhanced Equity Fund	—	68,041,831	—	39,234,245
River Road Long-Short Fund	—	6,421,553	—	5,656,288
Neptune International Fund	—	194,949	—	137,379
Barings International Fund	—	19,546,237	—	10,927,609
Harrison Street Real Estate Fund (d)	—	6,107,338	—	4,434,294
M&C Balanced Fund	1,031,213	7,066,313	424,832	4,010,484

(a)	Fairpointe Mid Cap Fund had a redemption-in-kind on January 13, 2012, which resulted in a redemption out of the Fund of $38,722,763 and is excluded from the proceeds from sales above. The redemption was comprised of securities and cash in the amount of $38,179,960 and $542,803, respectively.
(b)	Veredus Small Cap Growth Fund had a redemption-in-kind on December 2, 2011, which resulted in a redemption out of the Fund of $13,436,583 and is excluded from proceeds from sales above. The redemption was comprised of securities and cash in the amounts of $13,225,479 and $211,104, respectively.
(c)	Silvercrest Small Cap Fund had a redemption-in-kind on April 26, 2012, which resulted in a redemption out of the Fund of $2,608,977 and is excluded from the proceeds from sales above. The redemption was comprised of securities and cash in the amount of $2,579,146 and $29,831, respectively.
(d)	Harrison Street Real Estate Fund had a redemption-in-kind on December 2, 2011, which resulted in a redemption out of the Fund of $31,399,368 and is excluded from proceeds from sales above. The redemption was comprised of securities and cash in the amounts of $30,913,574 and $485,794, respectively.

Note (F) Redemption Fees: In accordance with the prospectus, certain Funds assessed a 2% redemption fee on Fund share redemptions and exchanges within specified time periods, as indicated in the following table for the six months ended April 30, 2012 and included in the Cost of Shares redeemed on the Statements of Changes in Net Assets:

Fund Name	Time Period	Amount
Neptune International Fund	2% Within 90 Days	$6
Barings International Fund	2% Within 90 Days	5,312
Harrison Street Real Estate Fund	2% Within 90 Days	4,938

Note (G) Advisory, Administration, Distribution Services and Trustee Agreements:

Advisory. Aston serves as investment adviser and administrator to the Funds. Under the terms of the investment advisory agreement for the Funds (the “Investment Advisory Agreement”), fees are accrued daily and paid monthly, based on specific annual rates of average daily net assets. The factors considered by the Board of Trustees in approving the current Investment Advisory Agreement are included in the Funds’ annual or semi-annual report to shareholders covering the period during which the approval occurred.

Certain Funds have an expense limitation agreement with the Adviser, which caps annual ordinary operating expenses for Class N and Class I shareholders at certain specified annual rates of average daily net assets (the “Expense Limitation Agreements”). There are no contractual expense limitations for Class R shareholders.

The Expense Limitation Agreements are effective through February 28, 2013, except as noted below. The advisory rates and contractual expense limitations for the six months ended April 30, 2012 were as follows:

		Contractual Expense Limitations
Fund Name	Advisory Fees	Class N	Class I
M&C Growth Fund	0.80% on first $800,000,000
	0.60% over $800,000,000	N/A	N/A
Veredus Select Growth Fund	0.80%	1.30%	1.05%
TAMRO Diversified Equity Fund (a)	0.80%	1.20%	0.95%(b)
Herndon Large Cap Value Fund	0.80%	1.30%(b)	1.05%(b)
Cornerstone Large Cap Value Fund (c)	0.80%	1.30%	1.05%
River Road Dividend All Cap Value Fund	0.70%	1.30%	1.05%
Fairpointe Mid Cap Fund	0.80% on first $100,000,000
	0.75% next $300,000,000
	0.70% over $400,000,000	N/A	N/A
M&C Mid Cap Growth Fund (d)	0.85%	1.25%(b)	N/A
Cardinal Mid Cap Value Fund	0.90%	1.40%(b)	N/A
Veredus Small Cap Growth Fund	1.00%	1.49%	1.24%
Small Cap Growth Fund	1.00%	1.35%(b)	1.10%(b)
Silvercrest Small Cap Growth	1.00%	1.40%(b)	1.15%(b)
TAMRO Small Cap Fund	0.90%	N/A	N/A
River Road Select Value Fund	1.00%	1.50%	1.25%
River Road Small Cap Value Fund	0.90%	N/A	N/A
River Road Independent Value Fund	1.00%	1.42%(b)	1.17%(b)

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		Contractual Expense Limitations
Fund Name	Advisory Fees	Class N	Class I
DoubleLine Core Plus Fixed Income Fund	0.55%	0.94%(b)	0.69%(b)
TCH Fixed Income Fund	0.55%	0.94%	0.69%
Lake Partners LASSO Alternatives Fund	1.00%	1.45%(b)	1.20%(b)
Dynamic Allocation Fund	0.80%	1.30%(b)	1.05%(b)
M.D. Sass Enhanced Equity Fund	0.70%	1.40%	1.15%
River Road Long-Short Fund	1.20%	1.70%(b)	N/A
Harrison Street Real Estate Fund	1.00%	1.37%	1.12%
Neptune International Fund	1.00%	1.27%(b)	1.02%(b)
Barings International Fund	1.00%	1.40%(b)	1.15%(b)
M&C Balanced Fund	0.75%	1.35%	1.10%

(a)	TAMRO Diversified Equity Fund began issuing Class I Shares on March 1, 2012.
(b)	Pursuant to a contractual expense reimbursement agreement between the Adviser and the Fund, from commencement of operations through the completion of the first three full fiscal years for a period up to three years from the fiscal year end during which such amount was waived or reduced, the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio (not including interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses,) remains below the operating expense cap after such reimbursement.
(c)	Effective February 29, 2012, the voluntary expense limitation for the Cornerstone Large Cap Value Fund were replaced with a contractual expense limitation of 1.30% for Class N and 1.05% for Class I.
(d)	Effective February 29, 2012, the voluntary expense limitation for the M&C Mid Cap Growth Fund was removed and replaced with a contractual expense limitation of 1.25%.

Pursuant to a contractual expense reimbursement agreement between the Adviser and the following Funds, from commencement of operations through the completion of the first three full fiscal years for a period of up to three years from the fiscal year end during which such amount was waived or reduced of each of the Herndon Large Cap Value Fund-Classes N and I, M&C Mid Cap Growth Fund-Class N, Silvercrest Small Cap Fund-Classes N and I, Cardinal Mid Cap Value Fund-Class N, Small Cap Growth Fund-Classes N and I, River Road Select Value Fund-Classes N and I, River Road Independent Value Fund-Classes N and I, Barings International Fund-Classes N and I, Lake Partners LASSO Alternatives Fund-Classes N and I, Neptune International Fund-Classes N and I, Dynamic Allocation Fund-Classes N and I, M.D. Sass Enhanced Equity Fund-Classes N and I, River Road Long-Short Fund Class N and DoubleLine Core Plus Fixed Income Fund-Classes N and I, the Adviser is entitled to be reimbursed by each Fund for previously waived fees and reimbursed expenses to the extent that each Fund’s expense ratio (not including interest, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses,) remains below the operating expense cap after such reimbursement.

The cumulative reimbursement amounts as of April 30, 2012 that are entitled to be reimbursed for each Fund are as follows:

		Expiration
Funds	2012	2013	2014
Herndon Large Cap Value Fund	N/A	$74,284	$129,816
Montag & Caldwell Mid Cap Growth Fund	79,648	67,970	72,010
Cardinal Mid Cap Value Fund	77,563	70,443	75,297
Small Cap Growth Fund	N/A	N/A	190,704
Silvercrest Small Cap Fund (1)	N/A	N/A	N/A
River Road Independent Value Fund	N/A	N/A	244,471
DoubleLine Core Plus Fixed Income Fund	N/A	N/A	105,633
Lake Partners LASSO Alternatives Fund	94,071	135,895	87,814
Dynamic Allocation Fund	89,827	74,415	138,681
M.D. Sass Enhanced Equity Fund	80,783	—	—
River Road Long-Short Fund	N/A	N/A	97,108
Neptune International Fund	118,000	116,483	—
Barings International Fund	139,755	134,828	147,896

(1)	The Fund commenced operations in the current fiscal year.

For the six months ended April 30, 2012, the Adviser was reimbursed $61,190 by the M.D. Sass Enhanced Equity Fund for recoupment of prior year fee waivers. No other Fund in the above table reimbursed the Adviser for the period.

The Adviser manages each Fund by retaining one or more Sub-advisers to manage each Fund as follows:

Fund	Subadviser
M&C Growth Fund	Montag & Caldwell, LLC
Veredus Select Growth Fund	Todd-Veredus Asset Management LLC
TAMRO Diversified Equity Fund	TAMRO Capital Partners, LLC
Herndon Large Cap Value Fund	Herndon Capital Management, LLC
Cornerstone Large Cap Value Fund	Cornerstone Investment Partners, LLC
River Road Dividend All Cap Value Fund	River Road Asset Management, LLC
Fairpointe Mid Cap Fund	Fairpointe Capital LLC
M&C Mid Cap Growth Fund	Montag & Caldwell, LLC
Cardinal Mid Cap Value Fund	Cardinal Capital Management, L.L.C.
Veredus Small Cap Growth Fund	Todd-Veredus Asset Management LLC
Small Cap Growth Fund	Lee Munder Capital Group, LLC(1)
Silvercrest Small Cap Fund	Silvercrest Asset Management Group, LLC
TAMRO Small Cap Fund	TAMRO Capital Partners LLC
River Road Select Value Fund	River Road Asset Management, LLC
River Road Small Cap Value Fund	River Road Asset Management, LLC
River Road Independent Value Fund	River Road Asset Management, LLC
DoubleLine Core Plus Fixed Income Fund	DoubleLine Capital LP
TCH Fixed Income Fund	Taplin, Canida & Habacht, LLC
Lake Partners LASSO Alternatives Fund	Lake Partners, Inc.
Dynamic Allocation Fund	Smart Portfolios, LLC
M.D. Sass Enhanced Equity Fund	M.D. Sass Investors Services, Inc.
River Road Long-Short Fund	River Road Asset Management, LLC
Neptune International Fund	Neptune Investment Management Limited
Barings International Fund	Baring International Investment Limited
Harrison Street Real Estate Fund	Harrison Street Securities, LLC
Montag & Caldwell Balanced Fund	Montag & Caldwell, LLC

(1)	Effective as of February 17, 2012, Lee Munder Capital Group, LLC became the Subadviser to the Fund. Prior to February 17, 2012 Crosswind Investments, LLC was the Subadviser.

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Subadvisory fees are paid monthly by Aston. The factors considered by the Board of Trustees in approving the current sub-investment advisory agreements for the Funds (each a “Sub-Investment Advisory Agreement”) are included in the additional information section of the Funds’ annual or semi-annual report to shareholders covering the period in which such approval occurred.

Administration. Under the terms of the administration agreement between the Funds and Aston, the Funds’ administrator, (the “Administration Agreement”), administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust, and base fees are fixed at an annual rate of $12,000 per Fund. The fee is allocated to each Fund based on the relative net assets of the Trust. Administration expenses also include pricing agent fees and compliance related expenses. The administration fee arrangement is as follows:

Administration Fees at Trust Level	Annual Rate
First $7.4 billion	0.0490%
Over $7.4 billion	0.0465%

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) provides certain administrative services to the Funds pursuant to a Sub-administration and Accounting Services Agreement between Aston and BNY Mellon (the “Sub-Administration Agreement”). Under the terms of the Sub-Administration Agreement, sub-administration fees, which are paid by Aston, are accrued daily and paid monthly, at a rate of 0.022% of average daily net assets of the Trust and a base fee at an annual rate of $12,000 per Fund.

Distribution Services. On March 31, 2012, BNY Mellon Distributors LLC Inc. was sold to Foreside Funds Distributors LLC. Upon the closing of the transaction, BNY Mellon Distributors LLC became an indirect, wholly owned subsidiary of Foreside Financial Group, LLC and was renamed Foreside Funds Distributors LLC (the “Distributor”) effective April 1, 2012. The Distributor serves as principal underwriter and distributor of the Fund’s shares. Pursuant to Rule 12b-1 distribution plans (the “Plans”) adopted by the Funds, with respect to Class N shares and Class R shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plans, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund’s Class N average daily net assets and 0.50% of each participating Fund’s Class R average daily net assets. The Class I shares do not have distribution plans. Effective January 1, 2012 the TCH Fixed Income Fund and M&C Balanced Fund reduced their 12b-1 fees to 0.10% and 0.15%, respectively.

Trustees. The Trustees of the Trust who are not affiliated with the Adviser or Subadviser receive an annual retainer and per meeting fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. The Chairman of the Board and Committee Chairs receive an additional retainer. No officer or employee of the Adviser, Subadviser or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the Trustees during the six months ended April 30, 2012 was $359,250.

Note (H) Credit Agreement: Effective July 6, 2010 and as amended September 2, 2011, the Trust entered into a Credit Agreement with The Bank of New York Mellon which provides the Trust with a revolving line of credit facility up to $50 million. The facility is shared by each series of the Trust and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equivalent to the greater of the Prime Rate plus 1.25% or 0.50% plus the Federal Funds Effective Rate plus 1.25%, as applicable. The interest rate on outstanding Overnight Loans is equivalent to the greater of the Federal Funds Effective Rate plus 1.25% or the One Month LIBOR Rate plus 1.25%, as applicable. The Trust pays a commitment fee on the unutilized commitment amount of 0.12% per annum. For the Funds that utilized the line of credit during the six months ended April 30, 2012, the average daily loan balance outstanding on the days where borrowings existed, the weighted average interest rate and the interest expense, which is included on the Statement of Operations, allocated to each Fund for use of the line of credit were as follows:

	Weighted Average Interest Rate on Days When Borrowings Existed	Average Daily Loan Balance on Days When Borrowings Existed	Interest Expense
Veredus Select Growth Fund	1.65%	$1,539,700	$70
TAMRO Diversified Equity Fund	1.64%	270,343	87
Fairpointe Mid Cap Fund	1.64%	24,387,327	12,242
TAMRO Small Cap Fund	1.65%	10,549,933	2,905
River Road Select Value Fund	1.65%	37,000	2
M.D. Sass Enhanced Equity Fund	1.65%	2,504,567	690

Note (I) ReFlow Fund LLC: The Veredus Small Cap Growth Fund may participate in the ReFlow Fund LLC program (“ReFlow”), which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales or when the shares have been outstanding for the holding limit of 28 days, whichever comes first. In return for this service, the Veredus Small Cap Growth Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

The costs to the Veredus Small Cap Growth Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the

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Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

As of April 30, 2012, the Veredus Small Cap Growth Fund had not utilized ReFlow.

Note (K) Subsequent Events: Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were subsequent events as follows:

The Trust filed a Post-Effective Amendment to its Registration Statement on April 9, 2012 for the purpose of adding a new series to the Trust, ASTON/River Road Dividend All Cap Fund II. This new fund is expected to commence operations on or about June 22, 2012.

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Additional Information (unaudited)

Form N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the “SEC”) for the Trust’s first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

Proxy Voting: Aston Funds’ Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust’s Statement of Additional Information, which is available (i) upon request, without charge, by calling 800-992-8151; (ii) on Aston Funds’ website at www.astonfunds.com; and (iii) on the SEC’s website at www.sec.gov. Aston Funds’ Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds’ website at www.astonfunds.com; and (ii) on the SEC’s website at www.sec.gov.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR ASTON/SILVERCREST SMALL CAP FUND

At an in-person meeting on December 15, 2011, the Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the Independent Trustees, determined that the terms of the Investment Advisory Agreement with Aston Asset Management, LP (“Aston”) with respect to the ASTON/Silvercrest Small Cap Fund (the “New Fund”) are fair and reasonable and approved the Investment Advisory Agreement for the New Fund as being in the best interests of the New Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the approval of the Investment Advisory Agreement at the December meeting and prior meetings. The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Aston or its affiliates to consider approval of the Investment Advisory Agreement with respect to the New Fund and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreement on behalf of the New Fund, the Board reviewed information regarding: (1) the nature, quality and extent of the services to be provided to the New Fund, including information regarding the personnel involved in the investment oversight process; (2) the advisory fees to be charged and estimated total expense ratio of the New Fund compared to a peer group of funds; (3) fee waivers or expenses to be reimbursed by the investment adviser and/or subadviser; and (4) potential benefits to be received by Aston or its affiliates from Aston’s relationship with the New Fund. In considering the Investment Advisory Agreement on behalf of the New Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

Nature, Quality and Extent of Services. The Board considered that Aston intends to manage the New Fund by delegating the day-to-day investment responsibility for managing the New Fund to a subadviser. The Board considered Aston’s ability and procedures to monitor the performance of subadvisers, business practices and compliance policies and procedures. In this regard, the Board noted the responsibilities and experience of Aston personnel. The Board also noted the nature and quality of administration services currently provided by Aston to the Trust. The Board considered the nature and quantity of services provided by Aston with respect to other series of the Trust. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Aston are expected to be satisfactory.

Expenses. The Board considered the New Fund’s proposed management fee rate and total net expense ratio after contractual expense reimbursements and fee waivers. As a part of this analysis, the Board compared the proposed advisory fees and total net expenses to those of a relevant peer group for the New Fund. The Board concluded that the proposed advisory fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by Aston.

Costs and Profitability. With respect to the costs of services to be provided and profits expected to be realized by the investment adviser, the Board considered the resources involved in managing the New Fund in light of Aston’s business model as well as fee waivers or expenses to be reimbursed under an Expense Reimbursement Agreement with Aston. The Board noted that, with respect to the New Fund, the adviser and subadviser each generally will bear 50% of any fee waivers or expense reimbursements. Because the New Fund has not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers or expenses to be reimbursed by the investment adviser, the Board concluded that profitability was not expected to be unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the New Fund grows. The Board considered the potential asset size of the New Fund, as well as the terms of the Expense Reimbursement Agreement, and concluded that at this time the potential for economies of scale are limited.

Other Benefits to the Investment Adviser. The Board considered the nature and amount of fees to be paid by the New Fund for services to be provided by Aston for administration services. The Board noted that Aston currently does not intend to manage any of the Aston Funds directly, and therefore, will not benefit from the use of “soft” commission dollars to pay for research and brokerage services. The Board concluded that any other benefits to be received by the Adviser from its relationship with the New Fund was not expected to be unreasonable.

Conclusion. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded

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that the terms of the Investment Advisory Agreement for the New Fund, including the proposed advisory fee, were fair and reasonable, and that the Investment Advisory Agreement on behalf of the New Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON/SILVERCREST SMALL CAP FUND

The Board of Trustees (the “Board”) of Aston Funds (the “Trust”) considered the approval of a Sub-Investment Advisory Agreement (the “Sub-Investment Advisory Agreement”) between Aston Asset Management, LP (“Aston”) and Silvercrest Asset Management Group LLC (“Silvercrest”) with respect to the ASTON/Silvercrest Small Cap Fund (the “New Fund”), at an in-person meeting on December 15, 2011. The Board considered information provided and discussions held at the December meeting and at prior meetings. The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Aston, Silvercrest or their affiliates to consider approval of the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreement were the following:

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of Silvercrest, and its operational and compliance infrastructure. The Board also considered Silvercrest’s investment approach, the experience and skills of investment personnel responsible for the day-to-day investment management of the New Fund and the resources made available to such personnel. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Silvercrest are expected to be satisfactory.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rate under the Sub-Investment Advisory Agreement as well as the overall management fee structure of the New Fund. The Board considered that the sub-advisory fee rate was negotiated at arm’s length between Aston and Silvercrest, an unaffiliated third party, and that Aston would compensate the New Fund from the fees it receives from the Fund. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the New Fund and whether the New Fund will benefit from any economies of scale.

The Board concluded that the proposed subadvisory fee rate was reasonable in light of the nature, quality and extent of services to be provided and that economies of scale were limited at this time.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits expected to be received by Silvercrest. The Board considered potential benefits to Silvercrest from the use of “soft dollars” to pay for research services generated by parties other than the executing broker dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits expected to be received by the Silvercrest from its relationship with the New Fund.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Sub-Investment Advisory Agreement is in the best interests of the New Fund. No single factor was determinative in the Board’s analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT WITH ASTON ASSET MANAGEMENT, LP

At an in-person meeting on December 15, 2011, the Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons” as defined in Section 2(a)(9) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), determined that the terms of the Investment Advisory Agreement (each, an “Investment Advisory Agreement” and collectively, the “Investment Advisory Agreements”) between the Trust and Aston Asset Management, LP (“Aston” or “Adviser”) with respect to each Renewal Fund (as defined below) continued to be fair and reasonable and approved the continuation of the Investment Advisory Agreement for each Renewal Fund as being in the best interests of such Fund. The Board considered the renewal of the Investment Advisory Agreements with respect to the following series of the Trust: ASTON/Barings International Fund, ASTON/Cardinal Mid Cap Value Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/Crosswind Small Cap Growth Fund, ASTON Dynamic Allocation Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Harrison Street Real Estate Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/M.D. Sass Enhanced Equity Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Neptune International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund, ASTON/TAMRO Diversified Equity Fund, ASTON/TAMRO Small Cap Fund, ASTON/TCH Fixed Income Fund, ASTON/Veredus Aggressive Growth Fund and ASTON/Veredus Select Growth Fund (each, a “Renewal Fund” and collectively, the “Renewal Funds”). In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the continuation of each Investment Advisory Agreement at meetings in September and December.

In evaluating the Investment Advisory Agreement on behalf of each Renewal Fund, the Board reviewed a broad range of information relating to the Renewal Funds and the Adviser

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including: (1) the nature, extent and quality of the services provided by the Adviser; (2) comparative performance, fee and expense information (as described in more detail below); (3) the estimated profits realized by the Adviser and other information regarding the organization personnel and services provided by the Adviser; and (4) potential benefits to be received by the Adviser from its relationship with the Aston Funds. The Board also reviewed information provided by counsel to the Trust describing applicable law and its duties in reviewing the Investment Advisory Agreements. The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Aston or its affiliates to consider the continuation of the Investment Advisory Agreements and were assisted by independent legal counsel in their deliberations. In considering the Investment Advisory Agreement on behalf of each Renewal Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services provided by Aston, including advisory services and administrative services. The Board reviewed materials outlining, among other things, Aston’s organization and personnel, the types of services provided, Aston’s business model and the performance record of the applicable Renewal Fund (as further described below). The Board considered that Aston is a manager-of-managers, and that in its role as adviser to each Renewal Fund it delegates the day-to-day investment responsibility for managing each Renewal Fund to a subadviser. Accordingly, the Board considered information provided regarding Aston’s capabilities and processes with respect to the selection of subadvisers and monitoring of subadvisers on an ongoing basis, as well as information regarding the composition, experience and role of its Investment Committee. In this regard, the Board noted the responsibilities and experience of Aston personnel, the resources made available to such personnel, the ability of Aston to attract and retain high quality personnel and the organizational depth and stability of Aston.

In addition to advisory services, the Board considered the quality of other services provided by Aston including oversight of service providers, regulatory administration and Board support, fund administration and operational support, compliance services, shareholder servicing and platform management, and distribution and marketing related services. Given the importance of compliance, the Board also considered the Adviser’s and Trust’s compliance program, including reports from the Chief Compliance Officer received throughout the year regarding the Adviser’s and Trust’s compliance policies and procedures.

The Board reviewed reports that contained performance data for each Renewal Fund on a comparative basis to a relevant peer group of mutual funds and an appropriate index compiled by Lipper (the “Lipper Report”). Each Lipper Report contained performance information for the one-, three-, five-year and since-inception periods ended June 30, 2011. In reviewing peer group comparison information, the Board considered that with respect to certain Renewal Funds (ASTON/M.D. Sass Enhanced Equity Fund, ASTON Dynamic Allocation Fund and ASTON/Lake Partners LASSO Alternatives Fund), supplemental comparative performance information requested from Aston provided a more meaningful basis for comparison in light of the limited size of the Lipper peer group. With respect to each Renewal Fund, the Board reviewed the performance of each Fund relative to its peer group and its benchmark index over the periods presented. The Board considered whether the performance of each Fund was consistent with the Fund’s investment objectives and policies and the investment strategy of the subadviser. With respect to each Renewal Fund, the Board determined that the performance of each Renewal Fund was satisfactory over time or, as discussed in more detail below, underperformance was being satisfactorily addressed at this time.

With respect to certain Renewal Funds (ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Veredus Aggressive Growth Fund), the Board considered that the Fund had underperformed its peer group and/or benchmark indices over both short-term and long-term periods. For these Funds, the Board requested and considered additional information provided by, and discussions held with, the Adviser regarding the factors that contributed to underperformance and the Adviser’s heightened monitoring of the applicable subadviser. The Board was satisfied with the information provided, and action being taken, by the Adviser to monitor performance with respect to these Funds.

With respect to certain Renewal Funds (ASTON/Fairpointe Mid Cap Fund, ASTON/Cornerstone Large Cap Value Fund and ASTON/Harrison Street Real Estate Fund), the Board considered that each Fund had recently undergone a change of subadviser. With respect to the ASTON/Harrison Street Real Estate Fund, the Board considered that while the performance for the five-year period was in the fourth quintile, performance for the one-year period was in the first quintile and the performance for all periods presented in the Lipper Report reflected the performance of the previous subadviser. With respect to the ASTON/Cornerstone Large Cap Value Fund, the Board considered that the performance for all periods contained in the Lipper Report was in the third quintile; however, such performance reflected the performance of the previous subadviser. With respect to the ASTON/Fairpointe Mid Cap Fund, the Board considered that while the performance information reflected a previous subadviser, the portfolio management team had remained the same. The Board noted the fourth quintile performance in the one-year period, but gave greater weight to the top quintile performance of the Fund for the five-year period.

The Board considered that each of the ASTON Dynamic Allocation Fund and the ASTON/Lake Partners LASSO Alternatives Fund invests primarily in other investment companies (each, a “Fund-of-Funds”). The Board noted that each Fund-of-Funds historically has invested in underlying funds outside of the Aston Funds complex and that, with respect to the ASTON Dynamic Allocation Fund, Aston Funds do not offer

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exchange-traded funds. Accordingly, the Board determined, with respect to each Fund-of-Funds, that the management fees charged are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of the underlying funds in which the Fund-of-Funds may invest.

On the basis of this evaluation and its ongoing review of operations, the Board concluded that the nature, quality and extent of services provided by Aston historically have been, and continue to be, satisfactory.

Fees and Expenses. The Board evaluated the management fees and expense of each Renewal Fund reviewing, among other things, each Fund’s gross management fees, net management fees and total expense ratio, both on an absolute basis and as compared to comparative fee and expense information of a relevant peer group compiled by Lipper. As a part of this analysis, the Board also considered advisory fees waived or expenses reimbursed by Aston pursuant to contractual expense limitation or reimbursement agreements. The Board considered modifications to the expense limitation and expense reimbursement agreements proposed at the meeting and the effect those agreements would have on expense ratios of the Renewal Funds, if any. Except as discussed below, the Board noted that the gross management fees, net management fees and total operating expenses were within a reasonable range of Lipper peer group averages. With respect to certain Renewal Funds (ASTON/M.D. Sass Enhanced Equity Fund, ASTON Dynamic Allocation Fund and ASTON/Lake Partners LASSO Alternatives Fund), the Board considered that supplemental comparative fee and expense information requested from the Adviser provided a more meaningful basis of comparison due to the limited size of the Lipper peer group. With respect to certain Renewal Funds (ASTON/Cardinal Mid Cap Value Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Crosswind Small Cap Growth Fund and ASTON/Neptune International Fund), the Board considered that while the gross management fee was higher than peer group averages, total expenses were within a reasonable range of peer group averages taking into account the impact of fee waivers and reimbursements. With respect to ASTON/Lake Partners LASSO Alternatives Fund, the Board considered that higher total operating expenses of the Fund were attributable to the inclusion of acquired fund fees and expenses in the expense ratio which do not reflect operating expenses.

The Board also considered the advisory fees charged by Aston to separate account clients. The Board considered that the fee rates charged to the Renewal Funds and other clients vary because of the different services involved and the additional regulatory and compliance requirements, among other things, associated with registered investment companies such as the Renewal Funds. Accordingly, the Board considered the differences in product types, including differences in the services provided, the structure and operations, product distribution and costs thereof, investor profiles, account sizes and regulatory requirements. The Board noted that the range of services provided to the Renewal Funds (as discussed above) is much more extensive than those provided to separate accounts.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by Aston.

Costs and Profitability. The Board considered certain financial information and statistics related to the costs of providing advisory services and profitability of Aston’s advisory agreements with each Renewal Fund in light of Aston’s business model, as well as fee waivers or expenses to be reimbursed, as applicable. The Board noted that for certain Renewal Funds, Aston and the subadviser will each bear 50% of any fee waivers or expense reimbursements and for other Renewal Funds, the subadviser is not responsible for contributing to expense reimbursements. The Board considered that the information was provided by Aston and was based on a number of estimates and allocation decisions. Because the Board recognized the inherently subjective nature of profitability analysis, this information was utilized as an approximate rather than a definitive measure of profitability. The Board considered that Aston must be able to compensate its employees at competitive rates in order to attract and retain high-quality personnel to provide high-quality services to the Funds. Based on the information provided, the Board concluded that the profits realized by Aston in connection with the management of the Funds were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. The Board considered the size of the Funds, any breakpoints in fees, and the nature of the asset class and any capacity limits. The Board noted that the Investment Advisory Agreements with respect to the ASTON/Fairpointe Mid Cap Fund and the ASTON/Montag & Caldwell Growth Fund contain breakpoints in their management fee rates based on average daily net assets. The Board concluded that the management fee schedules for the ASTON/Fairpointe Mid Cap Fund and the ASTON/Montag & Caldwell Growth Fund reflect an appropriate level of sharing of economies of scale. The Board determined that economies of scale were limited for the other Renewal Funds at this time due to their asset size and/or capacity constraints with respect to the investment strategy of the applicable subadviser.

Other Benefits to the Investment Adviser. The Board considered the character and amount of other incidental benefits received by Aston as a result of its relationship with the Aston Funds. The Board considered the nature and amount of fees to be paid by the Aston Funds for services provided by Aston for administration services, and payments under the Rule 12b-1 distribution plans. The Board also took into account other businesses that the Adviser has, or may develop, with subadvisers to the Aston Funds with respect to separately managed accounts of certain subadvisers, including the compensation received by Aston for client solicitation or support services provided in connection with such products. The Board noted that Aston does not manage any of the Aston Funds directly and therefore will not benefit from the use of “soft” commission dollars to pay for research and brokerage services. The Board concluded that any incidental benefits to be received by Aston from its relationship

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with the Aston Funds are expected to be reasonable and that the management fees were reasonable taking into account any other benefits to be received by the Adviser.

Conclusion. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for each Renewal Fund including the advisory fees were fair and reasonable, and that the continuation of the Investment Advisory Agreement on behalf of each Renewal Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH RENEWAL OF THE SUB-INVESTMENT ADVISORY AGREEMENTS

At an in-person meeting on December 15, 2011, the Board of Trustees (the “Board”) of Aston Funds (the “Trust”) determined that the terms of the Sub-Investment Advisory Agreements (each, a “Sub-Investment Advisory Agreement” and collectively, the “Sub-Investment Advisory Agreements”) listed below continued to be fair and reasonable and approved the continuation of the Sub-Investment Advisory Agreements as being in the best interest of the Renewal Fund (as defined below). The continuation of the Sub-Investment Advisory Agreements between Aston and each of the following subadvisers (each, a “Subadviser,” and collectively, the “Subadvisers”) with respect to the series of the Trust listed below (each, a “Renewal Fund” and collectively, the “Renewal Funds”) were considered:

Baring International Investment Limited	ASTON/Barings International Fund

Cardinal Capital Management, L.L.C.	ASTON/Cardinal Mid Cap Value Fund

Crosswind Investments, LLC	ASTON/Crosswind Small Cap Growth Fund

Herndon Capital Management, LLC	ASTON/Herndon Large Cap Value Fund

Lake Partners, Inc.	ASTON/Lake Partners LASSO Alternatives Fund

M.D. Sass Investors Services, Inc.	ASTON/M.D. Sass Enhanced Equity Fund

Montag & Caldwell, LLC	ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, and ASTON/Montag & Caldwell Mid Cap Growth Fund

Neptune Investment Management Limited	ASTON/Neptune International Fund

River Road Asset Management, LLC	ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Select Value Fund, and ASTON/River Road Small Cap Value Fund

Smart Portfolios, LLC	ASTON Dynamic Allocation Fund

TAMRO Capital Partners, LLC	ASTON/TAMRO Diversified Equity Fund and ASTON/TAMRO Small Cap Fund

Taplin, Canida & Habacht, LLC	ASTON/TCH Fixed Income Fund

Todd-Veredus Asset Management LLC	ASTON/Veredus Aggressive Growth Fund and ASTON/Veredus Select Growth Fund

In making such determinations, the Board, including the Independent Trustees, reviewed a broad range of information relating to the Renewal Funds (as described in detail with respect to the consideration of the Investment Advisory Agreements with Aston) and each Subadviser at in-person meetings in September and December including (1) the nature and quality of services provided by each Subadviser; (2) comparative performance, fee and expense information; (3) information regarding each organization, its personnel and services provided; (4) information regarding other products offered by the Subadviser and fee information with respect to those products; and (5) potential benefits to be received by the Subadviser from its relationship with the Aston Funds including information regarding soft dollar benefits. The Board also took into account information provided throughout the year with respect to the performance of the Renewal Funds, and operations and compliance matters with respect to each Subadviser. The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Aston, the Subadvisers or their affiliates to consider the continuation of the Sub-Investment Advisory Agreements and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreements were the following:

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services provided by each Subadviser under the Sub-Investment Advisory Agreements. The Board considered information provided regarding the experience and skills of senior management and investment personnel of each Subadviser, the resources made available to such personnel, the ability of each Subadviser to attract and retain high-quality personnel, and the organizational depth and stability of each Subadviser, as well as information regarding changes in ownership or key personnel and the impact of such changes on the services provided. The Board noted that all of the information provided and discussions held with respect to the performance of each Renewal Fund (as discussed in detail with respect to the Board’s consideration of the Investment Advisory Agreements) applied equally to its consideration of the Sub-Investment Advisory Agreements. The Board also considered information provided on a regular basis with respect to organizational changes, investment strategy and portfolio updates, operational matters and compliance matters with respect to each Subadviser.

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On the basis of this evaluation and its ongoing review of operations, the Board concluded that the nature, quality and extent of services provided by each Subadviser historically has been and continues to be satisfactory, and that the performance of each Renewal Fund over time was satisfactory or that adequate steps had been taken to monitor and address underperformance (as discussed in the previous section “FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT WITH ASTON ASSET MANAGEMENT, LP”).

Fees, Profitability and Economies of Scale. The Board considered the fee structure under the Sub-Investment Advisory Agreements, noting that the subadvisory fee rate generally is fifty per percent (50%) of management fees less certain third party payments, fee waivers and expense reimbursement incurred by the Adviser. In light of this fee structure, the Board determined that all of the information provided and discussions held with respect to the comparative fee and expense information of each Renewal Fund (as described in detail with respect to its consideration of the Investment Advisory Agreements) applied equally to its consideration of the appropriateness of the subadvisory fees. The Board considered that the subadvisory fee rates were negotiated at arm’s length between Aston and each Subadviser, each an unaffiliated third party, and that Aston will compensate each Subadviser from its own fees. With respect to ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund, ASTON/TAMRO Small Cap Fund and ASTON/Veredus Aggressive Growth Fund, the Board considered the capacity constraints and resulting limits on asset growth with respect to these strategies.

The Board also considered information provided by each Subadviser with respect to fees charged to other mutual funds and separate account clients, if applicable. The Board considered that the fee rates charged to the Renewal Funds and other clients vary because of the additional regulatory and compliance requirements, among other things, associated with registered investment companies such as the Renewal Funds and other differences in the products and services provided, including differences in fee structures. The Board determined that profitability information with respect to the Subadvisers was not material to its considerations in light of the fee model used by Aston and the unaffiliated status of all Subadvisers.

On the basis of the information provided, the Board concluded that subadvisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided by each Subadviser.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits received by the Subadvisers and their affiliates as a result of their association with the Aston Funds. The Board considered information provided regarding potential benefits to certain Subadvisers from the use of “soft dollars” to pay for research services generated by parties other than the executing broker dealer. The Board also noted other business relationships with Aston and certain Subadvisers with respect to separately managed accounts. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits to be received by the Subadvisers from their relationship with the Renewal Funds.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of each Sub-Investment Advisory Agreement are fair and reasonable, and that the continuance of each Sub-Investment Advisory Agreement is in the best interests of each Renewal Fund. No single factor was determinative in the Board’s analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON SMALL CAP GROWTH FUND

The Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not interested persons of the Trust (the “Independent Trustees”), considered the approval of a Sub-Investment Advisory Agreement (the “Sub-Investment Advisory Agreement”) between Aston Asset Management, LP (“Aston”) and Lee Munder Capital Group, LLC (“LMCG”) with respect to the ASTON Small Cap Growth Fund (formerly, ASTON/Crosswind Small Cap Growth Fund) (the “Fund”), at an in-person meeting on February 15–17, 2012. The Board considered information provided and discussions held at the February 15–17, 2012 meeting.

The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Aston, LMCG or their affiliates to consider approval of the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreement were the following:

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of LMCG and its operational and compliance infrastructure. The Board also considered information provided regarding the experience and skills of senior management and investment personnel of LMCG, the resources made available to such personnel, the ability of LMCG to attract and retain high-quality personnel, and the organizational depth of LMCG. The Board considered that Mr. Andrew Morey, the portfolio manager of the Fund since its inception, would continue to manage the Fund at LMCG, and that the investment objective and principal strategies of the Fund would not change. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by LMCG are expected to be satisfactory.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rate under the Sub-Investment Advisory Agreement as well as the overall management fee

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structure of the Fund, noting that the subadvisory fee rate is fifty per percent (50%) of management fees less certain third party payments, fee waivers and expense reimbursement incurred by Aston. The Board considered that the subadvisory fee rate was negotiated at arm’s length between Aston and LMCG, an unaffiliated third party, and that Aston would compensate LMCG from the fees it receives from the Fund. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the Fund and whether the Fund will benefit from any economies of scale.

The Board also considered information provided by each Subadviser with respect to fees charged to other mutual funds and separate account clients, as applicable. The Board considered that the fee rates charged to the Fund and other clients vary because of the additional regulatory and compliance requirements, among other things, associated with registered investment companies such as the Fund and other differences in the products and services provided, including differences in fee structures. The Board determined that profitability information with respect to the LMCG was not material to its considerations in light of the fee model used by Aston and the unaffiliated status of LMCG.

The Board concluded that the proposed subadvisory fee rate was reasonable in light of the nature, quality and extent of services to be provided and that economies of scale were limited at this time.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits expected to be received by LMCG as a result of its association with the Fund. The Board considered potential benefits to LMCG from the use of “soft dollars” to pay for research services generated by parties other than the executing broker dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits expected to be received by LMCG from its relationship with the Fund.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Sub-Investment Advisory Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Disclosure of Fund Expenses: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates each Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six-month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the prospectus. If these costs were applied to your account, your costs would be higher.

	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Expense Ratio(1)	Expenses Paid During Period(2)
M&C Growth Fund
Actual Fund Return
Class N	$1,000	$1,112.70	1.06%	$5.57
Class I	1,000	1,114.50	0.81%	4.26
Class R	1,000	1,111.50	1.31%	6.88
Hypothetical 5% Return
Class N	$1,000	$1,019.59	1.06%	$5.32
Class I	1,000	1,020.84	0.81%	4.07
Class R	1,000	1,018.35	1.31%	6.57
Veredus Select Growth Fund
Actual Fund Return
Class N	$1,000	$1,049.20	1.30%	$6.62
Class I	1,000	1,049.30	1.05%	5.35
Hypothetical 5% Return
Class N	$1,000	$1,018.40	1.30%	$6.52
Class I	1,000	1,019.64	1.05%	5.27

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	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Expense Ratio(1)	Expenses Paid During Period(2)
TAMRO Diversified Equity Fund(3)
Actual Fund Return
Class N	$1,000	$1,112.80	1.20%	$6.30
Class I	1,000	1,012.80	0.95%	1.57
Hypothetical 5% Return
Class N	$1,000	$1,018.90	1.20%	$6.02
Class I	1,000	1,020.14	0.95%	4.77
Herndon Large Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,117.10	1.30%	$6.84
Class I	1,000	1,119.10	1.05%	5.53
Hypothetical 5% Return
Class N	$1,000	$1,018.40	1.30%	$6.52
Class I	1,000	1,019.64	1.05%	5.27
Cornerstone Large Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,091.30	1.23%	$6.40
Class I	1,000	1,091.60	0.98%	5.10
Hypothetical 5% Return
Class N	$1,000	$1,018.75	1.23%	$6.17
Class I	1,000	1,019.99	0.98%	4.92
River Road Dividend All Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,088.70	1.11%	$5.76
Class I	1,000	1,090.10	0.86%	4.47
Hypothetical 5% Return
Class N	$1,000	$1,019.34	1.11%	$5.57
Class I	1,000	1,020.59	0.86%	4.32
Fairpointe Mid Cap Fund
Actual Fund Return
Class N	$1,000	$1,089.10	1.12%	$5.82
Class I	1,000	1,090.80	0.87%	4.52
Hypothetical 5% Return
Class N	$1,000	$1,019.29	1.12%	$5.62
Class I	1,000	1,020.54	0.87%	4.37
Montag & Caldwell Mid Cap Growth Fund
Actual Fund Return
Class N	$1,000	$1,112.30	1.25%	$6.56
Hypothetical 5% Return
Class N	1,000	$1,018.65	1.25%	6.27
Cardinal Mid Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,094.60	1.40%	$7.29
Hypothetical 5% Return
Class N	1,000	1,017.90	1.40%	7.02
Veredus Small Cap Growth Fund
Actual Fund Return
Class N	$1,000	$1,071.20	1.49%	$7.67
Class I	1,000	1,071.80	1.24%	6.39
Hypothetical 5% Return
Class N	$1,000	$1,017.45	1.49%	$7.47
Class I	1,000	1,018.70	1.24%	6.22
Small Cap Growth Fund
Actual Fund Return
Class N	$1,000	1,117.60	1.35%	$7.11
Class I	1,000	1,118.40	1.10%	5.79
Hypothetical 5% Return
Class N	$1,000	1,018.15	1.35%	$6.77
Class I	1,000	1,019.39	1.10%	5.52

	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Expense Ratio(1)	Expenses Paid During Period(2)
Silvercrest Small Cap Fund (4)
Actual Fund Return
Class N	$1,000	$1,101.00	1.40%	$5.06
Class I	1,000	1,102.00	1.15%	4.16
Hypothetical 5% Return
Class N	$1,000	$1,017.90	1.40%	$7.02
Class I	1,000	1,019.14	1.15%	5.77
TAMRO Small Cap Fund
Actual Fund Return
Class N	$1,000	$1,107.00	1.29%	$6.76
Class I	1,000	1,108.80	1.04%	5.45
Hypothetical 5% Return
Class N	$1,000	$1,018.45	1.29%	$6.47
Class I	1,000	1,019.69	1.04%	5.22
River Road Select Value Fund
Actual Fund Return
Class N	$1,000	$1,099.40	1.45%	$7.57
Class I	1,000	1,101.40	1.20%	6.27
Hypothetical 5% Return
Class N	$1,000	$1,017.65	1.45%	$7.27
Class I	1,000	1,018.90	1.20%	6.02
River Road Small Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,090.20	1.39%	$7.22
Class I	1,000	1,091.70	1.14%	5.93
Hypothetical 5% Return
Class N	$1,000	$1,017.95	1.39%	$6.97
Class I	1,000	1,019.19	1.14%	5.72
River Road Independent Value Fund
Actual Fund Return
Class N	$1,000	$1,023.30	1.42%	$7.14
Class I	1,000	1,025.20	1.17%	5.89
Hypothetical 5% Return
Class N	$1,000	$1,017.80	1.42%	$7.12
Class I	1,000	1,019.05	1.17%	5.87
Doubleline Core Plus Fixed Income Fund
Actual Fund Return
Class N	$1,000	$1,053.40	0.94%	$4.80
Class I	1,000	1,054.80	0.69%	3.53
Hypothetical 5% Return
Class N	$1,000	$1,020.19	0.94%	$4.72
Class I	1,000	1,021.43	0.69%	3.47
TCH Fixed Income Fund
Actual Fund Return
Class N	$1,000	$1,037.40	0.87%	$4.41
Class I	1,000	1,039.40	0.69%	3.50
Hypothetical 5% Return
Class N	$1,000	$1,020.54	0.87%	$4.37
Class I	1,000	1,021.43	0.69%	3.47
Lake Partners LASSO Alternatives Fund
Actual Fund Return
Class N	$1,000	$1,047.40	1.45%	$7.38
Class I	1,000	1,048.80	1.20%	6.11
Hypothetical 5% Return
Class N	$1,000	$1,017.65	1.45%	$7.27
Class I	1,000	1,018.90	1.20%	6.02

152

Aston Funds
April 30, 2012
Additional Information (unaudited) – continued

	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Expense Ratio(1)	Expenses Paid During Period(2)
Dynamic Allocation Fund
Actual Fund Return
Class N	$1,000	$976.70	1.30%	$6.39
Class I	1,000	977.10	1.05%	5.16
Hypothetical 5% Return
Class N	$1,000	$1,018.40	1.30%	$6.52
Class I	1,000	1,019.64	1.05%	5.27
M.D. Sass Enhanced Equity Fund
Actual Fund Return
Class N	$1,000	$1,046.10	1.30%	$6.61
Class I	1,000	1,048.40	1.05%	5.35
Hypothetical 5% Return
Class N	$1,000	1,018.40	1.30%	$6.52
Class I	1,000	1,019.64	1.05%	5.27
River Road Long-Short Fund (5)
Actual Fund Return
Class N	$1,000	$1,050.40	1.70%	$8.67
Hypothetical 5% Return
Class N	1,000	$1,016.41	1.70%	8.52
Neptune International Fund
Actual Fund Return
Class N	$1,000	$1,034.40	1.27%	$6.42
Class I	1,000	1,034.90	1.02%	5.16
Hypothetical 5% Return
Class N	$1,000	$1,018.55	1.27%	$6.37
Class I	1,000	1,019.79	1.02%	5.12
Barings International Fund
Actual Fund Return
Class N	$1,000	$1,051.90	1.40%	$7.14
Class I	1,000	1,053.30	1.15%	5.87
Hypothetical 5% Return
Class N	$1,000	$1,017.90	1.40%	$7.02
Class I	1,000	1,019.14	1.15%	5.77
Harrison Street Real Estate Fund
Actual Fund Return
Class N	$1,000	$1,153.80	1.37%	$7.34
Class I	1,000	1,155.60	1.12%	6.00
Hypothetical 5% Return
Class N	$1,000	$1,018.05	1.37%	$6.87
Class I	1,000	1,019.29	1.12%	5.62
Montag & Caldwell Balanced Fund
Actual Fund Return
Class N	$1,000	$1,072.50	1.25%	$6.44
Class I	1,000	1,073.10	1.10%	5.67
Hypothetical 5% Return
Class N	$1,000	$1,018.65	1.25%	$6.27
Class I	1,000	1,019.39	1.10%	5.52

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) or partial year, if applicable, for the actual return and multiplied by the most recent fiscal half-year for the hypothetical 5% return, then divided by 366. Expense ratios do not include interest expense, if applicable.
(3)	Tamro Diversified Equity Fund began issuing Class I Shares on March 1, 2012.
(4)	Silvercrest Small Cap Fund began issuing shares on December 23, 2011.
(5)	Excludes interest expense and dividends on short positions. If included, your annualized expenses ratio is 3.75% and your actual and hypothetical expenses paid during the period are $19.12 and $18.71, respectively.

153

Aston Funds

ADVISER

Aston Asset Management, LP

120 N. LaSalle Street, 25th Floor Chicago, IL 60602

SUBADVISERS

Baring International Investment Limited

155 Bishopsgate

London, EC2M 3XY UK

Cardinal Capital Management, L.L.C. One Greenwich Office Park

Greenwich, CT 06831

Cornerstone Investment Partners, LLC Phipps Tower

3438 Peachtree Road NE, Suite 900 Atlanta, GA 30326

DoubleLine Capital LP

333 South Grand Avenue, 18th Floor Los Angeles, CA 90036

Fairpointe Capital LLC

One North Franklin, Suite 3300 Chicago, IL 60606

Harrison Street Securities LLC

71 South Wacker Drive, Suite 3575 Chicago, IL 60606

Herndon Capital Management, LLC

100 Auburn Avenue, Suite 300

Atlanta, GA 30303

Lake Partners, Inc.

24 Field Point Road

Greenwich, CT 06830

Lee Munder Capital Group, LLC

200 Clarendon Street, 28th Floor Boston, MA 02116

SUBADVISERS – continued

M.D. Sass Investors Services, Inc.

1185 Avenue of the Americas, 18th Floor New York, NY 10036

Montag & Caldwell, LLC

3455 Peachtree Road NE, Suite 1200 Atlanta, GA 30326

Neptune Investment Management Limited

3 Shortiands

London, W6 8DA

River Road Asset Management, LLC Meidinger Tower, Suite 1600

462 South Fourth Street

Louisville, KY 40202

Silvercrest Asset Management Group, LLC

1330 Avenue of the Americas, 38th Floor New York, NY 10019

Smart Portfolios, LLC

17865 Ballinger Way NE

Lake Forest Park, WA 98155

TAMRO Capital Partners, LLC

1701 Duke Street, Suite 250

Alexandria, VA 22314

Taplin, Canida & Habacht LLC

1001 Brickell Bay Drive, Suite

2100 Miami, FL 33131

Todd-Veredus Asset Management LLC National City Tower 101 South Fifth Street, Suite 3100

Louisville, KY 40202

SHAREHOLDER SERVICES

Aston Funds

P.O. Box 9765

Providence, RI 02940

DISTRIBUTOR

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

OFFICERS

Stuart D. Bilton, Chief Executive Officer

Kenneth C. Anderson, President

Gerald F. Dillenburg, Senior Vice President and Secretary, Chief Operating Officer and Chief Compliance Officer

Christine C. Carsman, Chief Legal Officer

Laura M. Curylo, Treasurer and Chief Financial Officer

Juli A. Braun, Assistant Treasurer

James A. Dimmick, Assistant Secretary

Marc J. Peirce, Assistant Secretary

Diana R. Podgorny, Assistant Secretary

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

LEGAL COUNSEL

Vedder Price P.C.

222 N. LaSalle Street

Chicago, IL 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

155 N. Wacker Drive

Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800-992-8151.

154

Guide to Shareholder Benefits

We're delighted to offer all Aston Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. – 7 p.m. ET.

THE EASY WAY TO ADD TO YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN

For Class N shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule and invest it in your Aston Funds account. Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, profits have the opportunity to mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR WEB SITE

You can open a new account, access account balances, view statements, obtain fund information, and make transactions online 24 hours a day, 7 days a week.

www.astonfunds.com

Our Shareholder Services Line
Is at Your Service 24 Hours a Day

800-992-8151

Investor Services Associates are available to assist you Monday – Friday 9 a.m. to 7 p.m., ET. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

P.O. Box 9765

Providence, RI 02940

ATSEM 12

PRSRT STD
U.S. POSTAGE
P.O. Box 9765	PAID
Providence, RI 02940	ASTON FUNDS

ATSEM 12

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Aston Funds

By (Signature and Title)*	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer (principal executive officer)

Date	6/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer (principal executive officer)

Date	6/28/12

By (Signature and Title)*	/s/ Laura M. Curylo
Laura M. Curylo, Treasurer and Chief Financial Officer (principal financial officer)

Date	6/28/12

*	Print the name and title of each signing officer under his or her signature.